UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21714

MML Series Investment Fund II

(Exact name of registrant as specified in charter)

1295 State Street,

Springfield, MA 01111

(Address of principal executive offices) (Zip code)

Richard J. Byrne

1295 State Street,

Springfield, MA 01111

(Name and address of agent for service)

Registrant’s telephone number, including area code: 413-788-8411

Date of fiscal year end: 12/31/11

Date of reporting period: 9/30/11

Item 1. Schedule of Investments.

MML Blend Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 58.5%

COMMON STOCK — 58.5%
Advertising — 0.1%
The Interpublic Group of Companies, Inc.	8,522	$61,358
Omnicom Group, Inc.	6,347	233,824

		295,182

Aerospace & Defense — 1.3%
The Boeing Co.	7,472	452,131
General Dynamics Corp.	18,622	1,059,406
Goodrich Corp.	167	20,153
L-3 Communications Holdings, Inc.	11,620	720,091
Lockheed Martin Corp.	13,755	999,163
Northrop Grumman Corp.	14,518	757,259
Raytheon Co.	9,259	378,415
Rockwell Collins, Inc.	68	3,588
United Technologies Corp.	33,210	2,336,656

		6,726,862

Agriculture — 1.5%
Altria Group, Inc.	50,759	1,360,849
Archer-Daniels-Midland Co.	392	9,725
Lorillard, Inc.	9,064	1,003,385
Philip Morris International, Inc.	86,336	5,385,640
Reynolds American, Inc.	11,934	447,286

		8,206,885

Airlines — 0.0%
Southwest Airlines Co.	10,183	81,871

Apparel — 0.2%
Nike, Inc. Class B	9,111	779,082
Ralph Lauren Corp.	2,350	304,795
VF Corp.	550	66,836

		1,150,713

Auto Manufacturers — 0.2%
Ford Motor Co. (a)	114,013	1,102,506
Paccar, Inc.	122	4,126

		1,106,632

Automotive & Parts — 0.1%
The Goodyear Tire & Rubber Co. (a)	24,951	251,755
Johnson Controls, Inc.	3,272	86,283

		338,038

Banks — 1.9%
Bank of America Corp.	126,498	774,168
Bank of New York Mellon Corp.	32,007	595,010
BB&T Corp.	18,466	393,880
Capital One Financial Corp.	26,042	1,032,044
Comerica, Inc.	2,721	62,501
Fifth Third Bancorp	21,721	219,382
First Horizon National Corp.	6,692	39,884

	Number of Shares	Value
Huntington Bancshares, Inc.	32,600	$156,480
KeyCorp	39,064	231,650
M&T Bank Corp.	5,165	361,034
Northern Trust Corp.	159	5,562
PNC Financial Services Group, Inc.	19,018	916,477
Regions Financial Corp.	8,015	26,690
State Street Corp.	11,176	359,420
U.S. Bancorp	50,102	1,179,401
Wells Fargo & Co.	161,516	3,895,766
Zions Bancorp	1,141	16,054

		10,265,403

Beverages — 1.6%
Brown-Forman Corp. Class B	1,804	126,533
The Coca-Cola Co.	78,915	5,331,497
Coca-Cola Enterprises, Inc.	22,578	561,741
Constellation Brands, Inc. Class A (a)	44,712	804,816
Dr. Pepper Snapple Group, Inc.	8,204	318,151
Molson Coors Brewing Co. Class B	4,833	191,435
PepsiCo, Inc.	18,360	1,136,484

		8,470,657

Biotechnology — 0.7%
Amgen, Inc.	42,931	2,359,059
Biogen Idec, Inc. (a)	6,522	607,524
Celgene Corp. (a)	10,198	631,460
Life Technologies Corp. (a)	4,411	169,515

		3,767,558

Building Materials — 0.0%
Masco Corp.	125	890

Chemicals — 1.1%
Air Products & Chemicals, Inc.	1,195	91,262
Airgas, Inc.	372	23,741
CF Industries Holdings, Inc.	6,778	836,337
The Dow Chemical Co.	35,473	796,724
E.I. du Pont de Nemours & Co.	27,560	1,101,573
Eastman Chemical Co.	5,235	358,755
Ecolab, Inc.	5,922	289,527
FMC Corp.	600	41,496
International Flavors & Fragrances, Inc.	960	53,971
Monsanto Co.	18,894	1,134,396
The Mosaic Co.	16,200	793,314
PPG Industries, Inc.	5,219	368,774
Praxair, Inc.	1,516	141,716
The Sherwin-Williams Co.	733	54,477
Sigma-Aldrich Corp.	1,046	64,632

		6,150,695

Coal — 0.1%
Alpha Natural Resources, Inc. (a)	1,760	31,135
CONSOL Energy, Inc.	4,681	158,826

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Peabody Energy Corp.	5,076	$171,975

		361,936

Commercial Services — 1.6%
Apollo Group, Inc. Class A (a)	23,554	932,974
Automatic Data Processing, Inc.	20,209	952,854
DeVry, Inc.	10,455	386,417
Donnelley (R.R.) & Sons Co.	5,623	79,397
Equifax, Inc.	2,442	75,067
H&R Block, Inc.	20,863	277,687
Iron Mountain, Inc.	3,256	102,955
MasterCard, Inc. Class A	2,966	940,697
McKesson Corp.	11,635	845,864
Monster Worldwide, Inc. (a)	7,000	50,260
Moody’s Corp.	9,230	281,053
Paychex, Inc.	7,564	199,463
Quanta Services, Inc. (a)	113	2,123
Robert Half International, Inc.	1,826	38,748
SAIC, Inc. (a)	35,178	415,452
Total System Services, Inc.	41,307	699,327
Visa, Inc. Class A	18,948	1,624,223
Western Union Co.	49,388	755,142

		8,659,703

Computers — 4.5%
Accenture PLC Class A	19,800	1,043,064
Apple, Inc. (a)	30,187	11,506,681
Cognizant Technology Solutions Corp. Class A (a)	178	11,161
Computer Sciences Corp.	11,926	320,213
Dell, Inc. (a)	74,031	1,047,539
EMC Corp. (a)	39,224	823,312
Hewlett-Packard Co.	59,474	1,335,191
International Business Machines Corp.	35,050	6,134,801
Lexmark International, Inc. Class A (a)	27,569	745,190
NetApp, Inc. (a)	3,298	111,934
SanDisk Corp. (a)	10,503	423,796
Teradata Corp. (a)	3,686	197,312
Western Digital Corp. (a)	28,352	729,213

		24,429,407

Cosmetics & Personal Care — 0.9%
Avon Products, Inc.	292	5,723
Colgate-Palmolive Co.	10,668	946,038
The Estee Lauder Cos., Inc. Class A	3,185	279,771
The Procter & Gamble Co.	59,329	3,748,406

		4,979,938

Distribution & Wholesale — 0.1%
Fastenal Co.	2,082	69,289
Genuine Parts Co.	3,934	199,847
W.W. Grainger, Inc.	72	10,767

		279,903

	Number of Shares	Value
Diversified Financial — 2.3%
American Express Co.	34,849	$1,564,720
Ameriprise Financial, Inc.	9,336	367,465
BlackRock, Inc.	3,700	547,637
The Charles Schwab Corp.	11,112	125,232
Citigroup, Inc.	28,351	726,353
CME Group, Inc.	2,028	499,699
Discover Financial Services	36,583	839,214
E*TRADE Financial Corp. (a)	2,061	18,776
Federated Investors, Inc. Class B	1,960	34,359
Franklin Resources, Inc.	5,729	547,921
The Goldman Sachs Group, Inc.	12,240	1,157,292
IntercontinentalExchange, Inc. (a)	1,776	210,030
Invesco Ltd.	15,412	239,040
Janus Capital Group, Inc.	6,300	37,800
JP Morgan Chase & Co.	139,922	4,214,451
Legg Mason, Inc.	1,426	36,662
Morgan Stanley	14,897	201,109
The NASDAQ OMX Group, Inc. (a)	12,045	278,721
NYSE Euronext	9,132	212,228
SLM Corp.	19,091	237,683
T. Rowe Price Group, Inc.	5,006	239,137

		12,335,529

Electric — 2.0%
The AES Corp. (a)	6,687	65,265
Ameren Corp.	8,560	254,831
American Electric Power Co., Inc.	16,485	626,760
CenterPoint Energy, Inc.	13,131	257,630
CMS Energy Corp.	8,803	174,211
Consolidated Edison, Inc.	11,882	677,512
Constellation Energy Group, Inc.	1,489	56,671
Dominion Resources, Inc.	716	36,351
DTE Energy Co.	6,760	331,375
Duke Energy Corp.	34,068	681,019
Edison International	6,126	234,320
Entergy Corp.	5,598	371,091
Exelon Corp.	29,966	1,276,851
FirstEnergy Corp.	8,480	380,837
Integrys Energy Group, Inc.	354	17,211
NextEra Energy, Inc.	16,230	876,745
Northeast Utilities	5,512	185,479
NRG Energy, Inc. (a)	14,700	311,787
Pepco Holdings, Inc.	5,243	99,198
PG&E Corp.	9,116	385,698
Pinnacle West Capital Corp.	1,196	51,356
PPL Corp.	14,118	402,928
Progress Energy, Inc.	1,333	68,943
Public Service Enterprise Group, Inc.	21,524	718,256
SCANA Corp.	747	30,216
The Southern Co.	30,022	1,272,032
TECO Energy, Inc.	16,495	282,559
Wisconsin Energy Corp.	9,882	309,208

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Xcel Energy, Inc.	6,672	$164,732

		10,601,072

Electrical Components & Equipment — 0.1%
Emerson Electric Co.	12,069	498,570
Molex, Inc.	1,194	24,322

		522,892

Electronics — 0.2%
Agilent Technologies, Inc. (a)	10,663	333,219
Amphenol Corp. Class A	132	5,382
FLIR Systems, Inc.	52	1,303
Jabil Circuit, Inc.	18,547	329,951
PerkinElmer, Inc.	25,220	484,476
Waters Corp. (a)	1,050	79,264

		1,233,595

Energy – Alternate Sources — 0.0%
First Solar, Inc. (a)	500	31,605

Engineering & Construction — 0.2%
Fluor Corp.	20,209	940,729
Jacobs Engineering Group, Inc. (a)	920	29,707

		970,436

Entertainment — 0.0%
International Game Technology	14,491	210,554

Environmental Controls — 0.0%
Republic Services, Inc.	4,037	113,278
Stericycle, Inc. (a)	797	64,334
Waste Management, Inc.	373	12,145

		189,757

Foods — 0.8%
Campbell Soup Co.	6,824	220,893
ConAgra Foods, Inc.	14,574	352,982
Dean Foods Co. (a)	6,899	61,194
General Mills, Inc.	5,562	213,970
H.J. Heinz Co.	361	18,223
The Hershey Co.	5,647	334,528
Hormel Foods Corp.	5,466	147,691
The J.M. Smucker Co.	645	47,014
Kellogg Co.	328	17,446
Kraft Foods, Inc. Class A	17,575	590,169
The Kroger Co.	27,729	608,929
McCormick & Co., Inc.	1,161	53,592
Safeway, Inc.	15,100	251,113
Sara Lee Corp.	36,677	599,669
SUPERVALU, Inc.	6,524	43,450
Sysco Corp.	4,234	109,661
Tyson Foods, Inc. Class A	10,901	189,241
Whole Foods Market, Inc.	5,025	328,183

		4,187,948

	Number of Shares	Value
Forest Products & Paper — 0.2%
International Paper Co.	30,187	$701,848
MeadWestvaco Corp.	9,087	223,176

		925,024

Gas — 0.1%
Nicor, Inc.	433	23,819
NiSource, Inc.	7,513	160,628
Sempra Energy	2,561	131,892

		316,339

Hand & Machine Tools — 0.1%
Snap-on, Inc.	71	3,152
Stanley Black & Decker, Inc.	5,329	261,654

		264,806

Health Care – Products — 1.8%
Baxter International, Inc.	16,161	907,279
Becton, Dickinson & Co.	7,806	572,336
Boston Scientific Corp. (a)	604	3,570
C.R. Bard, Inc.	2,582	226,028
CareFusion Corp. (a)	6,890	165,015
Covidien PLC	23,500	1,036,350
Edwards Lifesciences Corp. (a)	300	21,384
Intuitive Surgical, Inc. (a)	26	9,471
Johnson & Johnson	76,752	4,889,870
Medtronic, Inc.	29,848	992,148
St. Jude Medical, Inc.	14,991	542,524
Stryker Corp.	250	11,782
Varian Medical Systems, Inc. (a)	1,997	104,164
Zimmer Holdings, Inc. (a)	5,915	316,452

		9,798,373

Health Care – Services — 1.1%
Aetna, Inc.	17,620	640,487
CIGNA Corp.	13,392	561,660
Coventry Health Care, Inc. (a)	14,177	408,439
DaVita, Inc. (a)	5,365	336,225
Humana, Inc.	7,894	574,131
Laboratory Corporation of America Holdings (a)	1,742	137,705
Quest Diagnostics, Inc.	3,009	148,524
Tenet Healthcare Corp. (a)	7,597	31,376
Thermo Fisher Scientific, Inc. (a)	12,291	622,416
UnitedHealth Group, Inc.	38,564	1,778,572
WellPoint, Inc.	11,456	747,848

		5,987,383

Holding Company – Diversified — 0.1%
Leucadia National Corp.	21,737	492,995

Home Builders — 0.0%
D.R. Horton, Inc.	2,847	25,737
Pulte Group, Inc. (a)	2,573	10,163

		35,900

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Home Furnishing — 0.0%
Harman International Industries, Inc.	2,469	$70,564
Whirlpool Corp.	2,613	130,415

		200,979

Household Products — 0.2%
Avery Dennison Corp.	1,215	30,472
The Clorox Co.	2,143	142,145
Fortune Brands, Inc.	1,263	68,303
Kimberly-Clark Corp.	9,455	671,400

		912,320

Housewares — 0.0%
Newell Rubbermaid, Inc.	638	7,573

Insurance — 1.9%
ACE Ltd.	13,100	793,860
Aflac, Inc.	15,372	537,251
The Allstate Corp.	4,335	102,696
American International Group, Inc. (a)	10,546	231,485
Aon Corp.	10,635	446,457
Assurant, Inc.	1,996	71,457
Berkshire Hathaway, Inc. Class B (a)	26,996	1,917,796
The Chubb Corp.	9,420	565,106
Cincinnati Financial Corp.	3,719	97,921
Genworth Financial, Inc. Class A (a)	9,629	55,271
The Hartford Financial Services Group, Inc.	14,352	231,641
Lincoln National Corp.	32,851	513,461
Loews Corp.	6,483	223,988
Marsh & McLennan Cos., Inc.	11,413	302,901
MetLife, Inc.	38,390	1,075,304
Principal Financial Group, Inc.	9,129	206,954
The Progressive Corp.	17,514	311,049
Prudential Financial, Inc.	16,527	774,455
Torchmark Corp.	14,555	507,387
The Travelers Cos., Inc.	10,497	511,519
Unum Group	33,331	698,618
XL Group PLC	13,988	262,974

		10,439,551

Internet — 1.3%
Akamai Technologies, Inc. (a)	3,026	60,157
Amazon.com, Inc. (a)	272	58,815
eBay, Inc. (a)	25,677	757,215
Expedia, Inc.	23,335	600,876
F5 Networks, Inc. (a)	2,400	170,520
Google, Inc. Class A (a)	4,924	2,532,807
Netflix, Inc. (a)	6,579	744,480
Priceline.com, Inc. (a)	2,393	1,075,558
Symantec Corp. (a)	38,055	620,296
VeriSign, Inc.	7,191	205,734
Yahoo!, Inc. (a)	17,929	235,946

		7,062,404

	Number of Shares	Value
Iron & Steel — 0.2%
AK Steel Holding Corp.	3,485	$22,792
Allegheny Technologies, Inc.	445	16,460
Cliffs Natural Resources, Inc.	10,946	560,107
Nucor Corp.	6,256	197,940
United States Steel Corp.	342	7,527

		804,826

Leisure Time — 0.1%
Carnival Corp.	5,264	159,499
Harley-Davidson, Inc.	13,002	446,359

		605,858

Lodging — 0.2%
Marriott International, Inc. Class A	169	4,603
Starwood Hotels & Resorts Worldwide, Inc.	2,015	78,222
Wyndham Worldwide Corp.	9,509	271,102
Wynn Resorts Ltd.	6,198	713,266

		1,067,193

Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	18,055	1,333,181
Ingersoll-Rand PLC	4,400	123,596
Joy Global, Inc.	3,100	193,378

		1,650,155

Machinery – Diversified — 0.3%
Cummins, Inc.	6,965	568,762
Deere & Co.	5,950	384,192
Eaton Corp.	6,238	221,449
Flowserve Corp.	480	35,520
Rockwell Automation, Inc.	833	46,648
Roper Industries, Inc.	5,363	369,564

		1,626,135

Manufacturing — 2.0%
3M Co.	19,622	1,408,663
Danaher Corp.	10,956	459,495
Dover Corp.	5,773	269,022
General Electric Co.	399,986	6,095,787
Honeywell International, Inc.	26,382	1,158,434
Illinois Tool Works, Inc.	255	10,608
ITT Corp.	3,355	140,910
Leggett & Platt, Inc.	3,786	74,925
Pall Corp.	461	19,546
Parker Hannifin Corp.	4,848	306,054
Textron, Inc.	7,272	128,278
Tyco International Ltd.	20,900	851,675

		10,923,397

Media — 2.1%
Cablevision Systems Corp. Class A	18,300	287,859
CBS Corp. Class B	39,557	806,172
Comcast Corp. Class A	74,912	1,565,661
DIRECTV Class A (a)	19,328	816,608

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Discovery Communications, Inc. Series A (a)	9,200	$346,104
Gannett Co., Inc.	34,512	328,899
The McGraw-Hill Cos., Inc.	9,248	379,168
News Corp. Class A	104,667	1,619,199
Scripps Networks Interactive Class A	13,772	511,905
Time Warner Cable, Inc.	13,826	866,475
Time Warner, Inc.	28,115	842,607
Viacom, Inc. Class B	29,610	1,147,091
The Walt Disney Co.	48,412	1,460,106
The Washington Post Co. Class B	1,617	528,710

		11,506,564

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.	2,576	400,465

Mining — 0.5%
Alcoa, Inc.	36,426	348,597
Freeport-McMoRan Copper & Gold, Inc.	46,564	1,417,874
Newmont Mining Corp.	11,670	734,043
Titanium Metals Corp.	2,163	32,402
Vulcan Materials Co.	1,665	45,887

		2,578,803

Office Equipment/Supplies — 0.2%
Pitney Bowes, Inc.	23,689	445,353
Xerox Corp.	64,245	447,788

		893,141

Oil & Gas — 6.0%
Anadarko Petroleum Corp.	4,438	279,816
Apache Corp.	12,891	1,034,374
Cabot Oil & Gas Corp.	787	48,723
Chesapeake Energy Corp.	11,290	288,459
Chevron Corp.	83,608	7,735,412
ConocoPhillips	70,339	4,453,865
Denbury Resources, Inc. (a)	374	4,301
Devon Energy Corp.	10,147	562,550
Diamond Offshore Drilling, Inc.	17,778	973,168
EOG Resources, Inc.	2,154	152,956
EQT Corp.	1,397	74,544
Exxon Mobil Corp.	137,937	10,018,364
Helmerich & Payne, Inc.	10,900	442,540
Hess Corp.	8,032	421,359
Marathon Oil Corp.	38,827	837,887
Marathon Petroleum Corp.	28,113	760,738
Murphy Oil Corp.	8,611	380,262
Nabors Industries Ltd. (a)	7,765	95,199
Newfield Exploration Co. (a)	1,000	39,690
Noble Corp. (a)	200	5,870
Noble Energy, Inc.	5,048	357,398
Occidental Petroleum Corp.	22,005	1,573,357
Pioneer Natural Resources Co.	181	11,904
QEP Resources, Inc.	4,089	110,689

	Number of Shares	Value
Range Resources Corp.	99	$5,788
Rowan Companies, Inc. (a)	299	9,027
Southwestern Energy Co. (a)	4,400	146,652
Sunoco, Inc.	376	11,660
Tesoro Corp. (a)	36,887	718,190
Valero Energy Corp.	49,500	880,110

		32,434,852

Oil & Gas Services — 0.9%
Baker Hughes, Inc.	11,431	527,655
Cameron International Corp. (a)	106	4,403
FMC Technologies, Inc. (a)	640	24,064
Halliburton Co.	46,967	1,433,433
National Oilwell Varco, Inc.	35,294	1,807,758
Schlumberger Ltd.	12,864	768,367

		4,565,680

Packaging & Containers — 0.1%
Ball Corp.	6,302	195,488
Bemis Co., Inc.	596	17,469
Owens-IIlinois, Inc. (a)	3,216	48,626
Sealed Air Corp.	20,953	349,915

		611,498

Pharmaceuticals — 4.0%
Abbott Laboratories	62,922	3,217,831
Allergan, Inc.	365	30,069
AmerisourceBergen Corp.	18,707	697,210
Bristol-Myers Squibb Co.	57,367	1,800,176
Cardinal Health, Inc.	9,578	401,127
Cephalon, Inc. (a)	6,064	489,365
DENTSPLY International, Inc.	1,456	44,685
Eli Lilly & Co.	49,314	1,823,139
Express Scripts, Inc. (a)	10,986	407,251
Forest Laboratories, Inc. (a)	27,216	837,981
Gilead Sciences, Inc. (a)	31,435	1,219,678
Hospira, Inc. (a)	217	8,029
Mead Johnson Nutrition Co.	5,712	393,157
Medco Health Solutions, Inc. (a)	10,113	474,198
Merck & Co., Inc.	90,783	2,969,512
Mylan, Inc. (a)	12,447	211,599
Patterson Cos., Inc.	4,086	116,982
Pfizer, Inc.	348,492	6,161,338
Watson Pharmaceuticals, Inc. (a)	4,356	297,297

		21,600,624

Pipelines — 0.1%
El Paso Corp.	4,090	71,493
ONEOK, Inc.	1,000	66,040
Spectra Energy Corp.	17,164	421,033
The Williams Cos., Inc.	9,048	220,228

		778,794

Real Estate — 0.0%
CBRE Group, Inc. (a)	87	1,171

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 0.9%
Apartment Investment & Management Co. Class A	2,885	$63,816
AvalonBay Communities, Inc.	791	90,214
Boston Properties, Inc.	4,933	439,530
Equity Residential	4,756	246,694
HCP, Inc.	13,335	467,525
Health Care REIT, Inc.	4,072	190,570
Host Hotels & Resorts, Inc.	8,037	87,925
Kimco Realty Corp.	7,667	115,235
Plum Creek Timber Co., Inc.	3,763	130,614
ProLogis, Inc.	11,738	284,646
Public Storage	3,933	437,940
Simon Property Group, Inc.	10,075	1,108,048
Ventas, Inc.	7,625	376,675
Vornado Realty Trust	6,573	490,477
Weyerhaeuser Co.	13,326	207,219

		4,737,128

Retail — 3.5%
Abercrombie & Fitch Co. Class A	1,934	119,057
AutoNation, Inc. (a)	199	6,523
AutoZone, Inc. (a)	1,454	464,102
Bed Bath & Beyond, Inc. (a)	8,164	467,879
Best Buy Co., Inc.	15,492	360,964
Big Lots, Inc. (a)	2,304	80,248
CarMax, Inc. (a)	500	11,925
Coach, Inc.	9,555	495,236
Costco Wholesale Corp.	13,476	1,106,649
CVS Caremark Corp.	56,164	1,885,987
Darden Restaurants, Inc.	3,254	139,109
Family Dollar Stores, Inc.	635	32,296
GameStop Corp. Class A (a)	28,751	664,148
The Gap, Inc.	16,490	267,798
The Home Depot, Inc.	60,307	1,982,291
J.C. Penney Co., Inc.	2,229	59,693
Kohl’s Corp.	7,830	384,453
Limited Brands, Inc.	14,150	544,916
Lowe’s Cos., Inc.	36,295	701,945
Macy’s, Inc.	14,851	390,878
McDonald’s Corp.	8,930	784,233
Nordstrom, Inc.	5,608	256,173
O’Reilly Automotive, Inc. (a)	3,973	264,721
Ross Stores, Inc.	296	23,292
Sears Holdings Corp. (a)	654	37,618
Staples, Inc.	14,165	188,395
Starbucks Corp.	10,077	375,771
Target Corp.	28,786	1,411,665
Tiffany & Co.	2,202	133,926
The TJX Cos., Inc.	10,353	574,281
Urban Outfitters, Inc. (a)	1,500	33,480
Wal-Mart Stores, Inc.	46,422	2,409,302
Walgreen Co.	41,757	1,373,388

	Number of Shares	Value
Yum! Brands, Inc.	17,335	$856,176

		18,888,518

Savings & Loans — 0.0%
Hudson City Bancorp, Inc.	7,930	44,884
People’s United Financial, Inc.	5,451	62,141

		107,025

Semiconductors — 1.8%
Advanced Micro Devices, Inc. (a)	2,957	15,022
Altera Corp.	11,386	359,001
Analog Devices, Inc.	7,554	236,062
Applied Materials, Inc.	59,239	613,124
Broadcom Corp. Class A (a)	7,964	265,121
Intel Corp.	170,923	3,645,788
KLA-Tencor Corp.	14,789	566,123
Linear Technology Corp.	3,305	91,383
LSI Corp. (a)	164,428	851,737
MEMC Electronic Materials, Inc. (a)	2,087	10,936
Microchip Technology, Inc.	7,121	221,534
Micron Technology, Inc. (a)	24,417	123,062
Novellus Systems, Inc. (a)	13,454	366,756
NVIDIA Corp. (a)	43,926	549,075
Teradyne, Inc. (a)	80,950	891,259
Texas Instruments, Inc.	12,774	340,427
Xilinx, Inc.	16,856	462,529

		9,608,939

Software — 2.8%
Adobe Systems, Inc. (a)	15,040	363,517
Autodesk, Inc. (a)	2,737	76,034
BMC Software, Inc. (a)	12,912	497,887
CA, Inc.	42,873	832,165
Cerner Corp. (a)	1,400	95,928
Citrix Systems, Inc. (a)	1,777	96,900
Compuware Corp. (a)	3,507	26,864
Dun & Bradstreet Corp.	5,096	312,181
Electronic Arts, Inc. (a)	10,537	215,482
Fidelity National Information Services, Inc.	20,900	508,288
Fiserv, Inc. (a)	3,938	199,932
Intuit, Inc. (a)	2,150	101,996
Microsoft Corp.	313,695	7,807,868
Oracle Corp.	126,957	3,648,744
Red Hat, Inc. (a)	3,021	127,667
Salesforce.com, Inc. (a)	561	64,111

		14,975,564

Telecommunications — 3.0%
American Tower Corp. Class A (a)	189	10,168
AT&T, Inc.	209,609	5,978,049
CenturyLink, Inc.	9,228	305,631
Cisco Systems, Inc.	147,342	2,282,328
Corning, Inc.	50,567	625,008
Frontier Communications Corp.	23,156	141,483

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Harris Corp.	8,970	$306,505
JDS Uniphase Corp. (a)	7,623	76,001
Juniper Networks, Inc. (a)	3,389	58,494
MetroPCS Communications, Inc. (a)	37,274	324,657
Motorola Mobility Holdings, Inc. (a)	6,220	234,992
Motorola Solutions, Inc.	14,637	613,290
Qualcomm, Inc.	40,300	1,959,789
Sprint Nextel Corp. (a)	37,573	114,222
Tellabs, Inc.	4,904	21,038
Verizon Communications, Inc.	80,455	2,960,744
Windstream Corp.	12,256	142,905

		16,155,304

Textiles — 0.0%
Cintas Corp.	278	7,823

Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	1,361	44,382
Mattel, Inc.	5,490	142,136

		186,518

Transportation — 1.1%
C.H. Robinson Worldwide, Inc.	1,920	131,462
CSX Corp.	52,707	984,040
Expeditors International of Washington, Inc.	2,026	82,154
FedEx Corp.	7,480	506,247
Norfolk Southern Corp.	20,413	1,245,601
Ryder System, Inc.	6,638	248,991
Union Pacific Corp.	17,646	1,441,149
United Parcel Service, Inc. Class B	18,930	1,195,430

		5,835,074

TOTAL COMMON STOCK (Cost $245,607,729)		314,550,357

TOTAL EQUITIES (Cost $245,607,729)		314,550,357

	Principal Amount
BONDS & NOTES — 41.8%

CORPORATE DEBT — 14.1%
Advertising — 0.1%
WPP Finance 8.000% 9/15/14	$430,000	486,666

Aerospace & Defense — 0.2%
BAE Systems Holdings, Inc. (b) 6.375% 6/01/19	255,000	302,004
Goodrich Corp. 6.125% 3/01/19	110,000	132,445
L-3 Communications Corp. 4.750% 7/15/20	25,000	25,873

	Principal Amount	Value
L-3 Communications Corp. 6.375% 10/15/15	$480,000	$490,200
Lockheed Martin Corp. 5.500% 11/15/39	40,000	44,626
United Technologies Corp. 6.125% 7/15/38	80,000	100,839

		1,095,987

Agriculture — 0.0%
Philip Morris International, Inc. 6.375% 5/16/38	35,000	45,119

Auto Manufacturers — 0.0%
Daimler Finance NA LLC (b) 2.625% 9/15/16	200,000	195,064

Banks — 1.0%
Associated Banc-Corp 5.125% 3/28/16	350,000	364,194
Bank of America Corp. 2.100% 4/30/12	500,000	505,423
Bank of America Corp. 3.625% 3/17/16	200,000	182,062
Bank of America Corp. 4.500% 4/01/15	175,000	165,855
Bank of America Corp. Series L 5.650% 5/01/18	320,000	303,851
Barclays Bank PLC 5.200% 7/10/14	100,000	102,268
Barclays Bank PLC 6.750% 5/22/19	240,000	259,284
Capital One Financial Corp. 2.125% 7/15/14	125,000	123,754
Capital One Financial Corp. 7.375% 5/23/14	170,000	189,888
Credit Suisse AG 5.400% 1/14/20	365,000	350,659
Credit Suisse New York 5.500% 5/01/14	125,000	132,143
Deutsche Bank AG 3.250% 1/11/16	425,000	416,710
First Horizon National Corp. 5.375% 12/15/15	325,000	328,946
ICICI Bank Ltd 4.750% 11/25/16	225,000	215,115
ICICI Bank Ltd. (b) 5.500% 3/25/15	340,000	338,638
PNC Funding Corp. 4.375% 8/11/20	430,000	445,862
The Royal Bank of Scotland PLC (b) 4.875% 8/25/14	265,000	266,810
UBS AG 5.750% 4/25/18	275,000	282,871

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wachovia Bank NA 6.600% 1/15/38	$50,000	$57,286
Wachovia Corp. 5.300% 10/15/11	325,000	325,303

		5,356,922

Beverages — 0.1%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	300,000	337,470
Anheuser-Busch Cos., Inc. 6.500% 2/01/43	25,000	33,301

		370,771

Building Materials — 0.3%
CRH America, Inc. 8.125% 7/15/18	45,000	52,634
Lafarge SA (b) 5.500% 7/09/15	550,000	547,248
Masco Corp. 4.800% 6/15/15	560,000	541,606
Masco Corp. 7.125% 8/15/13	200,000	213,235
Masco Corp. 7.125% 3/15/20	45,000	43,606
Owens Corning, Inc. 9.000% 6/15/19	55,000	64,938

		1,463,267

Chemicals — 0.5%
Airgas, Inc. 4.500% 9/15/14	250,000	266,540
Ashland, Inc. 9.125% 6/01/17	40,000	44,250
Braskem Finance Ltd. (b) 5.750% 4/15/21	225,000	205,335
Cytec Industries, Inc. 8.950% 7/01/17	75,000	94,882
The Dow Chemical Co. 7.600% 5/15/14	35,000	39,752
The Dow Chemical Co. 8.550% 5/15/19	65,000	83,262
E.I. du Pont de Nemours & Co. 6.000% 7/15/18	30,000	36,554
Incitiec Pivot Ltd (b) 4.000% 12/07/15	300,000	305,788
Lyondell Chemical Co. (b) 8.000% 11/01/17	120,000	129,300
Nova Chemicals Corp. FRN 3.542% 11/15/13	1,000,000	965,000
RPM International, Inc. 6.250% 12/15/13	325,000	349,018
Valspar Corp. 7.250% 6/15/19	125,000	150,950

		2,670,631

	Principal Amount	Value
Coal — 0.0%
Consol Energy, Inc. 8.250% 4/01/20	$35,000	$36,838

Commercial Services — 0.1%
Brambles USA, Inc. (b) 3.950% 4/01/15	250,000	261,347
Deluxe Corp. 7.375% 6/01/15	95,000	94,050
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	240,000	219,000
ERAC USA Finance LLC (b) 6.700% 6/01/34	78,000	86,900

		661,297

Computers — 0.1%
Brocade Communications Systems, Inc. 6.625% 1/15/18	40,000	40,700
Brocade Communications Systems, Inc. 6.875% 1/15/20	20,000	20,425
HP Enterprise Services LLC Series B 6.000% 8/01/13	310,000	332,394
International Business Machines Corp. 5.600% 11/30/39	140,000	172,711

		566,230

Cosmetics & Personal Care — 0.0%
The Procter & Gamble Co. 5.800% 8/15/34	45,000	58,339

Diversified Financial — 1.8%
American Express Co. 6.150% 8/28/17	230,000	262,898
American Express Co. 7.250% 5/20/14	120,000	136,002
American Express Co. 8.125% 5/20/19	135,000	170,385
American General Finance Corp. 6.500% 9/15/17	225,000	160,313
The Bear Stearns Cos., Inc. 7.250% 2/01/18	550,000	648,335
BlackRock, Inc. 5.000% 12/10/19	90,000	98,668
BlackRock, Inc. 6.250% 9/15/17	225,000	259,927
Boeing Capital Corp. Ltd. 6.500% 2/15/12	440,000	449,220
Citigroup, Inc. 4.750% 5/19/15	10,000	10,247
Citigroup, Inc. 5.375% 8/09/20	245,000	253,824
Citigroup, Inc. 5.500% 10/15/14	185,000	192,206
Citigroup, Inc. 5.500% 2/15/17	500,000	497,720

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup, Inc. 6.375% 8/12/14	$370,000	$391,726
Citigroup, Inc. 8.125% 7/15/39	155,000	185,797
Citigroup, Inc. 8.500% 5/22/19	145,000	175,134
Eaton Vance Corp. 6.500% 10/02/17	85,000	96,960
Ford Motor Credit Co. LLC 8.700% 10/01/14	130,000	140,430
General Electric Capital Corp. 2.800% 1/08/13	300,000	305,164
General Electric Capital Corp. 4.625% 1/07/21	225,000	233,517
General Electric Capital Corp. 5.300% 2/11/21	325,000	337,155
General Electric Capital Corp. 5.900% 5/13/14	300,000	327,967
General Electric Capital Corp. 6.000% 8/07/19	145,000	163,218
General Electric Capital Corp. 6.875% 1/10/39	260,000	298,413
The Goldman Sachs Group, Inc. 3.625% 2/07/16	120,000	116,829
The Goldman Sachs Group, Inc. 5.150% 1/15/14	775,000	802,411
The Goldman Sachs Group, Inc. 5.375% 3/15/20	225,000	223,442
The Goldman Sachs Group, Inc. 5.625% 1/15/17	780,000	756,652
The Goldman Sachs Group, Inc. 6.250% 2/01/41	125,000	121,552
HSBC Finance Corp. 6.375% 10/15/11	125,000	125,181
Janus Capital Group, Inc. 6.700% 6/15/17	255,000	264,119
JP Morgan Chase & Co. 3.450% 3/01/16	80,000	80,330
JP Morgan Chase & Co. 4.950% 3/25/20	50,000	52,873
Lazard Group LLC 6.850% 6/15/17	100,000	110,110
Merrill Lynch & Co., Inc. 5.450% 2/05/13	100,000	99,103
Merrill Lynch & Co., Inc. 7.750% 5/14/38	95,000	88,270
Morgan Stanley 3.800% 4/29/16	150,000	138,290
Morgan Stanley 5.450% 1/09/17	265,000	255,613
Morgan Stanley 5.625% 9/23/19	235,000	220,447

	Principal Amount	Value
SLM Corp. 5.000% 10/01/13	$230,000	$225,142
SLM Corp. 6.250% 1/25/16	100,000	98,153
TD Ameritrade Holding Corp. 4.150% 12/01/14	90,000	95,580

		9,669,323

Electric — 0.8%
Allegheny Energy Supply Co. LLC (b) 8.250% 4/15/12	275,000	284,639
Ameren Corp. 8.875% 5/15/14	345,000	390,240
CMS Energy Corp. 2.750% 5/15/14	40,000	39,157
CMS Energy Corp. 5.050% 2/15/18	400,000	395,142
CMS Energy Corp. 6.250% 2/01/20	45,000	46,386
CMS Energy Corp. 6.300% 2/01/12	3,000	3,053
IPALCO Enterprises, Inc. (b) 5.000% 5/01/18	100,000	91,500
Kansas Gas & Electric Co. 5.647% 3/29/21	240,554	250,390
LG&E and KU Energy LLC (b) 4.375% 10/01/21	275,000	274,931
MidAmerican Energy Holdings Co. 5.950% 5/15/37	330,000	388,296
Mirant Mid-Atlantic LLC Series 2001 Class A 8.625% 6/30/12	70,076	71,477
Monongahela Power 6.700% 6/15/14	400,000	447,180
Nevada Power Co. Series N 6.650% 4/01/36	135,000	179,026
NRG Energy, Inc. 8.500% 6/15/19	175,000	168,875
Oncor Electric Delivery Co. 6.800% 9/01/18	15,000	18,241
Oncor Electric Delivery Co. 7.500% 9/01/38	40,000	56,999
Pacific Gas & Electric Co. 5.800% 3/01/37	120,000	139,451
PPL Energy Supply LLC 6.300% 7/15/13	350,000	374,527
Tenaska Oklahoma (b) 6.528% 12/30/14	233,969	218,665
Tri-State Generation & Transmission Association Series 2003 Class A (b) 6.040% 1/31/18	263,397	291,830
Virginia Electric and Power Co. 6.350% 11/30/37	150,000	197,142

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wisconsin Public Service Corp. 5.650% 11/01/17	$225,000	$264,032

		4,591,179

Electrical Components & Equipment — 0.1%
Anixter, Inc. 5.950% 3/01/15	510,000	499,800

Electronics — 0.1%
Amphenol Corp. 4.750% 11/15/14	100,000	106,020
Arrow Electronics, Inc. 6.000% 4/01/20	220,000	234,940
FLIR Systems, Inc. 3.750% 9/01/16	275,000	273,793

		614,753

Entertainment — 0.1%
International Game Technology 5.500% 6/15/20	125,000	134,481
Peninsula Gaming LLC 8.375% 8/15/15	280,000	278,600

		413,081

Environmental Controls — 0.1%
Republic Services, Inc. 3.800% 5/15/18	140,000	145,576
Republic Services, Inc. 5.000% 3/01/20	245,000	272,534
Republic Services, Inc. 5.250% 11/15/21	125,000	140,116
Xylem, Inc. (b) 3.550% 9/20/16	200,000	200,592
Xylem, Inc. (b) 4.875% 10/01/21	100,000	103,563

		862,381

Foods — 0.2%
ConAgra Foods, Inc. 7.000% 4/15/19	195,000	234,837
Kraft Foods, Inc. 4.125% 2/09/16	280,000	298,162
Kraft Foods, Inc. 6.500% 2/09/40	90,000	110,018
The Kroger Co. 7.500% 1/15/14	150,000	169,684
Ralcorp Holdings, Inc. 4.950% 8/15/20	150,000	145,204
Ralcorp Holdings, Inc. 6.625% 8/15/39	275,000	275,841

		1,233,746

Forest Products & Paper — 0.1%
International Paper Co. 7.300% 11/15/39	110,000	123,607

	Principal Amount	Value
International Paper Co. 9.375% 5/15/19	$70,000	$85,564
The Mead Corp. 7.550% 3/01/47	260,000	287,852
Rock-Tenn Co. 5.625% 3/15/13	105,000	107,625
Rock-Tenn Co. 9.250% 3/15/16	100,000	106,500
Verso Paper Holdings LLC 11.500% 7/01/14	31,000	32,240

		743,388

Hand & Machine Tools — 0.1%
Kennametal, Inc. 7.200% 6/15/12	310,000	322,305

Health Care – Products — 0.2%
Boston Scientific Corp. 4.500% 1/15/15	680,000	710,550
Boston Scientific Corp. 6.000% 1/15/20	170,000	190,591
Johnson & Johnson 5.850% 7/15/38	40,000	53,049

		954,190

Health Care – Services — 0.1%
Apria Healthcare Group, Inc. 11.250% 11/01/14	80,000	76,800
CIGNA Corp. 5.125% 6/15/20	100,000	108,738
Roche Holdings, Inc. (b) 6.000% 3/01/19	60,000	73,307
WellPoint, Inc. 4.350% 8/15/20	275,000	290,990

		549,835

Holding Company – Diversified — 0.3%
Hutchison Whampoa International Ltd. (b) 5.750% 9/11/19	220,000	236,242
Leucadia National Corp. 7.750% 8/15/13	1,150,000	1,208,937

		1,445,179

Home Builders — 0.0%
Toll Brothers Finance Corp. 4.950% 3/15/14	30,000	30,714

Home Furnishing — 0.0%
Whirlpool Corp. 8.600% 5/01/14	90,000	102,653

Household Products — 0.0%
Church & Dwight Co., Inc. 3.350% 12/15/15	150,000	154,753

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Housewares — 0.0%
Toro Co. 7.800% 6/15/27	$165,000	$207,202

Insurance — 0.5%
Aflac, Inc. 8.500% 5/15/19	110,000	133,897
The Allstate Corp. 5.550% 5/09/35	150,000	162,438
The Allstate Corp. 7.450% 5/16/19	35,000	42,784
American International Group, Inc. 3.650% 1/15/14	55,000	53,627
CNA Financial Corp. 7.350% 11/15/19	180,000	199,331
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	290,000	291,726
Lincoln National Corp. 4.300% 6/15/15	100,000	105,234
Lincoln National Corp. 6.300% 10/09/37	220,000	213,171
Lincoln National Corp. 7.000% 6/15/40	105,000	108,296
Marsh & McLennan Cos., Inc. 4.800% 7/15/21	200,000	209,692
MetLife, Inc. Series A 6.817% 8/15/18	45,000	52,779
Principal Financial Group, Inc. 8.875% 5/15/19	120,000	152,815
The Progressive Corp. 3.750% 8/23/21	175,000	178,506
Prudential Financial, Inc. 3.875% 1/14/15	210,000	214,642
Prudential Financial, Inc. 4.500% 11/15/20	125,000	124,183
Prudential Financial, Inc. 4.750% 9/17/15	375,000	391,470
Prudential Financial, Inc. 6.200% 11/15/40	75,000	77,047
The Travelers Cos., Inc. 6.250% 6/15/37	125,000	147,453

		2,859,091

Internet — 0.1%
Expedia, Inc. 7.456% 8/15/18	300,000	332,627

Investment Companies — 0.0%
Xstrata Finance Canada (b) 5.800% 11/15/16	195,000	214,398

Iron & Steel — 0.5%
AK Steel Corp. 7.625% 5/15/20	135,000	118,294

	Principal Amount	Value
Allegheny Technologies, Inc. 5.950% 1/15/21	$150,000	$157,867
Allegheny Technologies, Inc. 9.375% 6/01/19	180,000	226,578
ArcelorMittal 3.750% 8/05/15	250,000	233,425
ArcelorMittal 5.250% 8/05/20	285,000	254,634
ArcelorMittal 9.000% 2/15/15	555,000	610,275
Reliance Steel & Aluminum Co. 6.200% 11/15/16	245,000	258,688
Reliance Steel & Aluminum Co. 6.850% 11/15/36	255,000	247,552
Steel Dynamics, Inc. 7.375% 11/01/12	695,000	710,637

		2,817,950

Lodging — 0.2%
Choice Hotels International, Inc. 5.700% 8/28/20	250,000	271,244
Marriott International, Inc. 5.810% 11/10/15	70,000	78,829
Marriott International, Inc. 6.200% 6/15/16	455,000	510,913
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	33,000	33,990
Wyndham Worldwide Corp. 6.000% 12/01/16	45,000	47,065
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.750% 8/15/20	50,000	52,500

		994,541

Machinery – Diversified — 0.1%
Roper Industries, Inc. 6.625% 8/15/13	420,000	454,866

Manufacturing — 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	180,000	220,724
ITT Corp. 4.900% 5/01/14	200,000	218,646
ITT Corp. 6.125% 5/01/19	200,000	256,440
Tyco Electronics Group SA 6.000% 10/01/12	225,000	235,766
Tyco Electronics Group SA 6.550% 10/01/17	200,000	235,084

		1,166,660

Media — 0.7%
CBS Corp. 7.875% 7/30/30	210,000	265,114

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Comcast Corp. 6.400% 5/15/38	$175,000	$201,453
NBCUniversal Media LLC 5.150% 4/30/20	225,000	246,731
NBCUniversal Media LLC 6.400% 4/30/40	20,000	23,317
News America, Inc. 6.900% 8/15/39	100,000	113,885
Scholastic Corp. 5.000% 4/15/13	320,000	321,600
Thomson Corp. 5.700% 10/01/14	650,000	715,302
Time Warner Cable, Inc. 4.000% 9/01/21	150,000	146,688
Time Warner Cable, Inc. 6.750% 6/15/39	110,000	125,809
Time Warner Cable, Inc. 7.500% 4/01/14	270,000	305,400
Time Warner Cable, Inc. 8.250% 4/01/19	45,000	56,350
Time Warner Cable, Inc. 8.750% 2/14/19	65,000	83,179
Time Warner, Inc. 4.700% 1/15/21	125,000	130,654
Time Warner, Inc. 6.100% 7/15/40	150,000	164,765
Time Warner, Inc. 6.250% 3/29/41	375,000	427,835
Viacom, Inc. 6.250% 4/30/16	195,000	224,585

		3,552,667

Metal Fabricate & Hardware — 0.0%
The Timken Co. 6.000% 9/15/14	125,000	138,251

Mining — 0.3%
Alcoa, Inc. 5.400% 4/15/21	175,000	169,580
Alcoa, Inc. 6.150% 8/15/20	140,000	141,817
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	255,000	343,171
Teck Resources Ltd. 7.000% 9/15/12	325,000	340,625
Teck Resources Ltd. 10.750% 5/15/19	50,000	62,125
Vale Overseas Ltd. 6.250% 1/23/17	305,000	330,620
Vale Overseas Ltd. 6.875% 11/10/39	80,000	86,000

		1,473,938

	Principal Amount	Value
Office Equipment/Supplies — 0.1%
Xerox Corp. 4.250% 2/15/15	$150,000	$158,667
Xerox Corp. 5.500% 5/15/12	225,000	231,229
Xerox Corp. 5.625% 12/15/19	10,000	10,793

		400,689

Office Furnishings — 0.1%
Steelcase, Inc. 6.375% 2/15/21	400,000	428,422

Oil & Gas — 0.8%
Anadarko Petroleum Corp. 6.375% 9/15/17	485,000	544,085
ConocoPhillips 6.500% 2/01/39	110,000	145,865
Motiva Enterprises LLC (b) 5.750% 1/15/20	215,000	249,023
Motiva Enterprises LLC (b) 6.850% 1/15/40	170,000	214,876
Nexen, Inc. 7.500% 7/30/39	25,000	29,280
Noble Holding International Ltd. 7.375% 3/15/14	450,000	508,707
Pemex Project Funding Master Trust 6.625% 6/15/38	37,000	39,775
PetroBakken Energy Ltd., Convertible (c) 3.125% 2/08/16	300,000	240,000
Petrobras International Finance Co. 3.875% 1/27/16	215,000	213,280
Petrobras International Finance Co. 5.375% 1/27/21	240,000	242,640
Petrobras International Finance Co. 6.750% 1/27/41	100,000	103,500
Petroleos Mexicanos 5.500% 1/21/21	285,000	299,250
Pioneer Natural Resources Co. 5.875% 7/15/16	240,000	253,520
Rowan Cos., Inc. 5.000% 9/01/17	160,000	165,797
Shell International Finance BV 5.500% 3/25/40	75,000	93,277
Talisman Energy, Inc. 7.750% 6/01/19	205,000	251,785
Tesoro Corp. 6.500% 6/01/17	215,000	213,925
Valero Energy Corp. 4.500% 2/01/15	235,000	250,910
Valero Energy Corp. 6.125% 2/01/20	200,000	221,927

		4,281,422

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oil & Gas Services — 0.1%
Baker Hughes, Inc. 5.125% 9/15/40	$200,000	$228,981
Hornbeck Offshore Services, Inc. Series B 6.125% 12/01/14	250,000	246,250
Hornbeck Offshore Services, Inc., Convertible 1.625% 11/15/26	171,000	161,920

		637,151

Packaging & Containers — 0.1%
Packaging Corporation of America 5.750% 8/01/13	185,000	197,506
Sealed Air Corp. (b) 5.625% 7/15/13	200,000	208,967

		406,473

Pharmaceuticals — 0.2%
Abbott Laboratories 5.600% 11/30/17	125,000	148,552
Eli Lilly & Co. 5.950% 11/15/37	40,000	51,411
Express Scripts, Inc. 6.250% 6/15/14	310,000	341,221
McKesson Corp. 4.750% 3/01/21	150,000	169,688
McKesson Corp. 6.000% 3/01/41	125,000	157,808
Merck & Co., Inc. 5.850% 6/30/39	45,000	58,690
Mylan, Inc. (b) 7.625% 7/15/17	45,000	46,800

		974,170

Pipelines — 1.1%
Boardwalk Pipelines LLC 5.500% 2/01/17	175,000	190,982
CenterPoint Energy Resources Corp. 4.500% 1/15/21	100,000	102,838
CenterPoint Energy Resources Corp. 5.850% 1/15/41	100,000	108,913
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	200,000	200,785
DCP Midstream LLC (b) 9.750% 3/15/19	20,000	26,612
El Paso Pipeline Partners Operating Co. LLC 4.100% 11/15/15	125,000	126,658
Enogex LLC (b) 6.875% 7/15/14	590,000	647,681
Enterprise Products Operating LP 3.200% 2/01/16	100,000	102,156
Enterprise Products Operating LP 5.950% 2/01/41	275,000	294,990

	Principal Amount	Value
Gulf South Pipeline Co. LP (b) 5.050% 2/01/15	$150,000	$162,642
Kern River Funding Corp. (b) 4.893% 4/30/18	419,156	454,126
Kinder Morgan Energy Partners LP 6.000% 2/01/17	130,000	147,214
Kinder Morgan Energy Partners LP 6.500% 2/01/37	120,000	128,566
Kinder Morgan Energy Partners LP 6.950% 1/15/38	10,000	11,147
Kinder Morgan Finance Co. LLC (b) 6.000% 1/15/18	150,000	148,500
NGPL PipeCo LLC (b) 6.514% 12/15/12	475,000	494,391
ONEOK Partners LP 3.250% 2/01/16	100,000	101,621
ONEOK Partners LP 6.125% 2/01/41	250,000	276,505
Rockies Express Pipeline LLC (b) 6.250% 7/15/13	350,000	372,460
Rockies Express Pipeline LLC (b) 6.850% 7/15/18	225,000	236,414
Southern Natural Gas Co. (b) 5.900% 4/01/17	250,000	280,416
Texas Eastern Transmission LP (b) 6.000% 9/15/17	175,000	208,837
TransCanada PipeLines Ltd. 6.200% 10/15/37	125,000	154,507
Transcontinental Gas Pipe Line Co. LLC 8.875% 7/15/12	350,000	370,285
Williams Partners LP 5.250% 3/15/20	365,000	392,593

		5,741,839

Real Estate — 0.1%
AMB Property LP 4.500% 8/15/17	175,000	164,666
Brookfield Asset Management, Inc. 7.125% 6/15/12	125,000	129,092

		293,758

Real Estate Investment Trusts (REITS) — 0.2%
Boston Properties LP 4.125% 5/15/21	140,000	134,265
Brandywine Operating Partners LP 4.950% 4/15/18	200,000	193,213
DDR Corp. 7.875% 9/01/20	60,000	63,560
Developers Diversified Realty Corp. 4.750% 4/15/18	60,000	54,729
Senior Housing Properties Trust 8.625% 1/15/12	100,000	101,604
Simon Property Group LP 4.200% 2/01/15	50,000	52,761

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Simon Property Group LP 4.375% 3/01/21	$415,000	$421,614
Simon Property Group LP 5.650% 2/01/20	150,000	164,493

		1,186,239

Retail — 0.4%
CVS Caremark Corp. 6.125% 9/15/39	175,000	205,347
The Gap, Inc. 5.950% 4/12/21	305,000	286,879
Home Depot, Inc. 5.950% 4/01/41	150,000	178,401
J.C. Penney Co., Inc. 5.650% 6/01/20	75,000	70,313
J.C. Penney Corp., Inc. 7.950% 4/01/17	115,000	122,475
Lowe’s Cos., Inc. 5.600% 9/15/12	250,000	261,377
McDonald’s Corp. 6.300% 10/15/37	100,000	134,999
Nordstrom, Inc. 6.750% 6/01/14	95,000	107,355
O’Reilly Automotive, Inc. 4.875% 1/14/21	150,000	155,506
Wal-Mart Stores, Inc. 5.625% 4/01/40	370,000	450,081

		1,972,733

Savings & Loans — 0.1%
Glencore Funding LLC (b) 6.000% 4/15/14	500,000	514,565
Washington Mutual Bank (d) 5.650% 8/15/14	775,000	775

		515,340

Semiconductors — 0.1%
Applied Materials, Inc. 4.300% 6/15/21	275,000	286,548
Applied Materials, Inc. 5.850% 6/15/41	250,000	278,499

		565,047

Software — 0.1%
CA, Inc. 5.375% 12/01/19	90,000	99,008
Microsoft Corp. 3.000% 10/01/20	350,000	358,950

		457,958

Storage & Warehousing — 0.1%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC 8.875% 3/15/18	510,000	504,900

	Principal Amount	Value
Telecommunications — 1.0%
America Movil SAB de CV 5.000% 3/30/20	$130,000	$137,280
America Movil SAB de CV 6.125% 3/30/40	135,000	140,400
American Tower Corp. 4.500% 1/15/18	475,000	475,537
American Tower Corp. 5.050% 9/01/20	475,000	474,034
AT&T, Inc. 6.500% 9/01/37	300,000	350,386
British Telecom PLC STEP 9.875% 12/15/30	55,000	79,571
Cellco Partnership/Verizon Wireless Capital LLC 7.375% 11/15/13	450,000	504,685
CenturyLink, Inc. 5.500% 4/01/13	215,000	219,603
CenturyLink, Inc. 6.150% 9/15/19	140,000	129,795
CenturyLink, Inc. 7.600% 9/15/39	45,000	40,478
Cisco Systems, Inc. 5.500% 1/15/40	55,000	63,455
Deutsche Telekom International Finance BV STEP 8.750% 6/15/30	60,000	80,029
Embarq Corp. 7.082% 6/01/16	110,000	113,868
Juniper Networks, Inc. 4.600% 3/15/21	100,000	102,870
Juniper Networks, Inc. 5.950% 3/15/41	175,000	191,855
Rogers Communications, Inc. 6.800% 8/15/18	20,000	24,255
Rogers Communications, Inc. 7.500% 8/15/38	30,000	39,658
Telecom Italia Capital 6.000% 9/30/34	45,000	36,814
Telecom Italia Capital 6.175% 6/18/14	340,000	338,354
Telefonica Emisiones SAU 3.992% 2/16/16	300,000	285,458
Telefonica Emisiones SAU 5.462% 2/16/21	125,000	118,698
Telstra Corp. Ltd. (b) 4.800% 10/12/21	280,000	292,969
Verizon Communications, Inc. 8.750% 11/01/18	300,000	401,739
Verizon Global Funding Corp. 7.750% 12/01/30	150,000	206,176
Windstream Corp. 7.750% 10/01/21	555,000	535,575

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Windstream Corp. 7.875% 11/01/17	$285,000	$288,562

		5,672,104

Textiles — 0.1%
Mohawk Industries, Inc. Series D 7.200% 4/15/12	400,000	409,500

Transportation — 0.2%
Asciano Finance (b) 5.000% 4/07/18	175,000	178,934
Bristow Group, Inc. 7.500% 9/15/17	55,000	56,650
Burlington Northern Santa Fe LLC 6.750% 3/15/29	190,000	245,694
Canadian National Railway Co. 5.850% 11/15/17	140,000	166,877
Canadian National Railway Co. 6.375% 11/15/37	190,000	249,683
CSX Corp. 7.250% 5/01/27	50,000	65,822
Norfolk Southern Corp. 6.000% 5/23/2111	100,000	118,674
Ryder System, Inc. 5.000% 6/15/12	100,000	102,672
Union Pacific Corp. 4.000% 2/01/21	125,000	132,711

		1,317,717

Trucking & Leasing — 0.2%
GATX Corp. 3.500% 7/15/16	250,000	248,924
GATX Corp. 4.750% 5/15/15	85,000	90,058
GATX Corp. 8.750% 5/15/14	480,000	555,116

		894,098

TOTAL CORPORATE DEBT (Cost $72,599,907)		76,066,162

MUNICIPAL OBLIGATIONS — 0.5%
Access Group, Inc., Delaware VRN 1.612% 9/01/37	225,000	193,500
Colorado Bridge Enterprise BAB 6.078% 12/01/40	500,000	630,785
North Texas Tollway Authority BAB 6.718% 1/01/49	620,000	785,999
State of California 5.950% 4/01/16	175,000	197,216
State of California BAB 7.550% 4/01/39	120,000	147,031
State of Illinois 5.365% 3/01/17	575,000	615,100

	Principal Amount	Value
Tennessee Valley Authority 5.250% 9/15/39	$155,000	$199,371

		2,769,002

TOTAL MUNICIPAL OBLIGATIONS (Cost $2,361,039)		2,769,002

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.9%
Automobile ABS — 0.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2007-2A, Class A FRN (b) 0.371% 8/20/13	200,000	197,171
Avis Budget Rental Car Funding AESOP LLC, Series 2005-4A, Class A3 FRN (b) 0.510% 7/20/12	600,000	593,041
Chesapeake Funding LLC, Series 2009-2A, Class A FRN (b) 1.979% 9/15/21	175,909	176,826
Chesapeake Funding LLC, Series 2009-1, Class A FRN (b) 2.229% 12/15/20	205,639	206,504
First Investors Auto Owner Trust, Series 2011-1, Class A2 (b) 1.470% 3/16/15	193,003	193,073
Navistar Financial Corp. Owner Trust, Series 2010-A, Class A2 (b) 1.470% 10/18/12	95,610	95,693
Santander Consumer Acquired Receivables Trust, Series 2011-WO, Class A3 (b) 1.400% 10/15/14	440,000	443,054

		1,905,362

Commercial MBS — 2.6%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.916% 2/10/51	775,000	819,598
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4 4.674% 6/11/41	650,000	692,911
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	350,000	376,196
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205% 2/11/44	597,973	600,386
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	225,000	212,014

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	$600,000	$601,870
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 5.694% 6/11/50	350,000	372,356
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	525,000	553,161
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.942% 9/11/38	400,000	384,107
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237% 12/11/49	279,750	279,913
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 6.008% 12/10/49	575,000	617,707
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 4.750% 1/15/37	450,000	472,268
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ VRN (b) 6.418% 2/15/41	785,000	447,699
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 3.386% 7/10/44	225,000	227,785
GS Mortgage Securities Corporation II, Series 2011-GC3, Class A2 3.645% 3/10/44	450,000	459,487
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A2 (b) 3.341% 7/15/46	100,000	101,089
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class B (b) 4.801% 7/15/46	125,000	112,296
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C2, Class A3 VRN 5.387% 5/15/41	750,000	799,963
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	725,000	773,172

	Principal Amount	Value
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	$500,000	$536,471
Morgan Stanley Capital I, Series 2011-C2, Class A2 (b) 3.476% 6/15/44	300,000	304,692
Morgan Stanley Capital I, Series 2011-C2, Class B VRN (b) 5.200% 6/15/44	250,000	225,704
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	834,507	853,959
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.455% 1/11/43	400,000	446,153
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.947% 8/15/39	200,000	196,250
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	750,000	771,530
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN 6.051% 2/15/51	1,117,756	1,132,997
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (b) 3.349% 11/15/43	94,741	96,006
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 3.240% 3/15/44	175,000	176,205
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (b) 3.791% 2/15/44	200,000	204,594

		13,848,539

Home Equity ABS — 1.2%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.505% 8/25/35	219,798	198,418
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class A2C STEP 0.595% 7/25/35	175,431	150,824
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.605% 11/25/34	239,013	223,153
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.675% 6/25/35	300,000	261,964
Bear Stearns Asset-Backed Securities Trust, Series 2005-AQ2, Class A3 STEP 0.595% 9/25/35	319,396	270,205

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE10, Class A3 STEP 0.615% 11/25/35	$83,343	$81,008
Bear Stearns Asset-Backed Securities Trust, Series 2005-3, Class A1 FRN 0.685% 9/25/35	205,117	186,925
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.335% 5/25/36	63,575	61,319
Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A2 FRN 0.345% 7/25/36	119,329	112,206
Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4, Class A FRN (b) 0.645% 12/25/33	112,107	102,394
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.465% 9/25/34	158,131	141,542
Countrywide Asset-Backed Certificates, Series 2005-9, Class 2A4M FRN 0.615% 1/25/36	190,371	185,953
Countrywide Asset-Backed Certificates, Series 2005-6, Class M1 FRN 0.725% 12/25/35	211,790	203,081
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF2, Class M1 FRN 0.635% 3/25/35	44,192	43,410
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.475% 1/25/36	183,060	166,000
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.665% 4/25/35	184,734	153,459
Home Equity Asset Trust, Series 2007-2, Class 2A1 FRN 0.344% 7/25/37	204,918	182,803
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.404% 8/25/36	186,466	157,645
Home Equity Asset Trust, Series 2006-3, Class 2A3 FRN 0.415% 7/25/36	297,401	279,491
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2 STEP 0.514% 8/25/45	114,768	106,288
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class M1 FRN 0.705% 8/25/35	185,000	156,219
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.734% 2/25/35	255,438	246,548

	Principal Amount	Value
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 0.764% 2/25/35	$290,000	$232,100
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 (b) 0.972% 6/28/35	213,200	197,706
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M2 FRN (b) 1.002% 6/28/35	220,000	147,265
New Century Home Equity Loan Trust, Series 2005-1, Class M1 FRN 0.684% 3/25/35	215,000	143,175
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 STEP 0.705% 5/25/35	156,357	148,308
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.614% 8/25/35	326,318	292,858
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.734% 3/25/35	250,000	216,765
Park Place Securities, Inc., Series 2004-WHQ2, Class M2 FRN 0.864% 2/25/35	200,000	161,225

Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.424% 3/25/36	244,074	218,465
Residential Asset Securities Corp., Series 2005-KS12, Class A2 FRN 0.484% 1/25/36	160,827	148,649
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C FRN 0.574% 3/25/36	247,409	216,175
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.594% 8/25/35	129,436	111,596
Wells Fargo Home Equity Trust, Series 2006-1, Class A3 FRN 0.384% 5/25/36	179,834	169,501
Wells Fargo Home Equity Trust, Series 2005-2, Class M1 FRN 0.634% 8/25/35	250,000	202,970

		6,277,613

Other ABS — 0.4%
Cajun Global LLC, Series 2011-1A, Class A2 5.955% 2/20/41	246,023	256,014
CLI Funding LLC, Series 2011-1A (b) 4.500% 3/18/26	238,980	241,518

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (b) 2.471% 6/02/17	$250,000	$242,850
Newport Waves CDO (Acquired 3/30/07, Cost $948,898), Series 2007-1A, Class A3LS FRN (b) (e) 0.951% 6/20/14	950,000	561,260
TAL Advantage LLC, Series 2006-1A FRN (b) 0.421% 4/20/21	183,333	166,833
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (b) 4.370% 7/15/41	196,099	197,506
Triton Container Finance LLC, Series 2006-1A FRN (b) 0.400% 11/26/21	516,667	470,812

		2,136,793

Student Loans ABS — 0.8%
Access Group, Inc., Series 2007-A, Class A2 FRN 0.442% 8/25/26	186,206	175,415
Access Group, Inc., Series 2004-1, Class A4 FRN 1.604% 12/27/32	75,000	64,500
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.372% 3/28/17	253,272	251,897
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.726% 1/25/47	350,000	299,250
Education Funding Capital Trust, Series 2003-2, Class A4 FRN 1.731% 3/15/32	150,000	148,688
Education Funding Capital Trust I, Series 2003-3, Class A3 FRN 0.617% 3/16/20	146,053	145,607
Education Funding Capital Trust I, Series 2003-3, Class A4 FRN 1.722% 12/15/32	275,000	272,250
Education Funding Capital Trust I, Series 2003-3, Class A7, FRN 2.430% 12/15/42	250,000	225,000
GCO Education Loan Funding Trust, Series 2005-1, Class A6AR FRN 1.739% 3/25/42	300,000	260,718
National Collegiate Student Loan Trust, Series 2007-2, Class A1 FRN 0.274% 1/27/25	151,392	150,984
National Collegiate Student Loan Trust, Series 2007-1, Class A1 FRN 0.274% 6/25/25	223,750	222,933

	Principal Amount	Value
National Collegiate Student Loan Trust, Series 2005-2, Class A2 FRN 0.384% 2/25/26	$17,379	$17,366
National Collegiate Student Loan Trust, Series 2005-3, Class A2 FRN 0.435% 9/25/25	146,886	146,118
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (b) 1.035% 4/25/46	203,927	204,641
Northstar Education Finance, Inc., Series 2007-1, Class B FRN 1.443% 1/28/47	200,000	124,000
SLM Student Loan Trust, Series 2003-12, Class B FRN 0.937% 3/15/38	202,411	169,912
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (b) 1.684% 12/15/16	550,000	549,828
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (b) 1.719% 12/15/16	200,000	199,938
SLM Student Loan Trust, Series 2006-7, Class A6B FRN 1.726% 1/27/42	500,000	480,000
SLM Student Loan Trust, Series 2003-2, Class A6 FRN 1.736% 9/15/28	100,000	94,250
SLM Student Loan Trust, Series 2003-10A, Class B FRN (b) 3.350% 12/17/46	375,000	300,000

		4,503,295

WL Collateral CMO — 0.5%
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 2.774% 2/25/34	39,005	31,245
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 2.908% 9/25/33	21,009	14,876
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 2.667% 8/25/34	40,313	35,898
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.419% 1/19/38	472,233	292,511
HSI Asset Securitization Corp. Trust, Series 2005, Class IIA3 FRN 0.594% 7/25/35	70,197	65,784
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.344% 5/25/37	449,869	190,834
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 2.610% 8/25/34	111,626	73,271

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Merrill Lynch Mortgage Investors Trust, Series 2005-AR1, Class A1A FRN 0.514% 6/25/36	$182,327	$173,694
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.484% 8/25/36	150,202	113,506
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 2.588% 7/25/33	7,699	6,511
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 3.307% 2/25/34	13,918	11,879
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.500% 2/25/34	953	792
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (b) 2.500% 3/23/51	493,348	492,114
Morgan Stanley Reremic Trust, Series 2009-IO, Class A1 (b) 3.000% 7/17/56	783,518	785,476
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.414% 6/25/46	870,218	305,728
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 2.581% 3/25/34	71,881	56,570
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.642% 4/25/44	190,109	136,953

		2,787,642

WL Collateral PAC — 0.1%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.484% 11/25/37	287,541	258,731
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.795% 6/25/32	54,039	39,104

		297,835

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $33,312,223)		31,757,079

SOVEREIGN DEBT OBLIGATIONS — 0.2%
Peruvian Government International Bond 6.550% 3/14/37	95,000	110,200
Poland Government International Bond 6.375% 7/15/19	230,000	253,000
Province of Quebec Canada 7.500% 9/15/29	90,000	137,668

	Principal Amount	Value
Republic of Brazil International Bond 5.625% 1/07/41	$305,000	$328,637
United Mexican States 5.125% 1/15/20	200,000	216,500
United Mexican States 6.750% 9/27/34	160,000	196,800

		1,242,805

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,153,269)		1,242,805

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 14.5%
Collateralized Mortgage Obligations — 0.1%
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	304,761	350,217

Pass-Through Securities — 14.4%
Federal Home Loan Mortgage Corp.
Pool #J15781 4.000% 6/01/26	2,710,714	2,853,238
Pool #J16099 4.000% 7/01/26	1,226,039	1,290,502
Pool #G14225 4.000% 8/01/26	1,900,000	1,999,898
Pool #G14226 4.000% 8/01/26	2,850,000	2,999,848
Pool #Q01704 4.500% 6/01/41	877,318	928,587
Pool #Q03086 4.500% 9/01/41	4,744,541	5,021,800
Pool #E85346 6.000% 9/01/16	17,751	19,070
Pool #E85389 6.000% 9/01/16	22,674	24,359
Pool #E85542 6.000% 10/01/16	32,302	34,702
Pool #G11431 6.000% 2/01/18	37,986	40,808
Pool #E85089 6.500% 8/01/16	107,407	116,531
Pool #E85301 6.500% 9/01/16	42,869	46,939
Pool #C55867 7.500% 2/01/30	164,659	188,427
Pool #C01079 7.500% 10/01/30	25,536	29,414
Pool #C01135 7.500% 2/01/31	86,973	100,177
Pool #C00470 8.000% 8/01/26	41,938	48,067

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #G00924 8.000% 3/01/28	$54,790	$62,756
Pool #554904 9.000% 3/01/17	390	436
Federal Home Loan Mortgage Corp. TBA Pool #1513 4.000% 1/01/40 (f)	2,200,000	2,302,609
Pool #E5548 4.500% 5/01/39 (f)	5,620,000	5,945,565
Federal National Mortgage Association
Pool #725692 2.307% 10/01/33	193,775	201,976
Pool #888586 2.428% 10/01/34	345,023	358,641
Pool #AI2468 4.500% 5/01/41	2,066,219	2,193,824
Pool #AI4815 4.500% 6/01/41	5,381,427	5,713,772
Pool #AI8223 4.500% 8/01/41	95,689	101,598
Pool #586036 6.000% 5/01/16	3,254	3,508
Pool #587994 6.000% 6/01/16	45,330	48,862
Pool #564594 7.000% 1/01/31	30,936	34,979
Pool #572844 7.000% 4/01/31	107,801	121,886
Pool #253795 7.000% 5/01/31	209,405	236,767
Pool #499386 7.500% 9/01/29	4,257	4,888
Pool #511380 7.500% 9/01/29	3,315	3,818
Pool #515935 7.500% 9/01/29	8,764	10,055
Pool #504345 7.500% 11/01/29	4,615	5,316
Pool #521006 7.500% 12/01/29	1,958	2,254
Pool #522769 7.500% 12/01/29	186	214
Pool #252981 7.500% 1/01/30	22,003	25,296
Pool #531196 7.500% 2/01/30	2,064	2,378
Pool #524874 7.500% 2/01/30	1,175	1,308
Pool #530299 7.500% 3/01/30	1,506	1,724
Pool #530520 7.500% 3/01/30	14,822	16,971

	Principal Amount	Value
Pool #524317 7.500% 3/01/30	$8,144	$9,348
Pool #531574 7.500% 4/01/30	21,139	24,258
Pool #537797 7.500% 4/01/30	8,284	9,540
Pool #253183 7.500% 4/01/30	9,845	11,278
Pool #253265 7.500% 5/01/30	13,449	15,400
Pool #529690 8.000% 2/01/30	7,084	8,156
Pool #536999 8.000% 3/01/30	428	492
Pool #502394 8.000% 4/01/30	234	270
Pool #536949 8.000% 5/01/30	3,245	3,745
Pool #526380 8.000% 5/01/30	10,003	11,537
Pool #535351 8.000% 6/01/30	8,392	9,671
Pool #253481 8.000% 10/01/30	8,028	9,259
Pool #596656 8.000% 8/01/31	2,211	2,508
Pool #602008 8.000% 8/01/31	8,783	10,135
Pool #190317 8.000% 8/01/31	2,880	3,319
Federal National Mortgage Association TBA
Pool #1202 3.500% 7/01/40 (f)	15,640,000	16,062,768
Pool #3043 4.000% 12/01/39 (f)	11,011,000	11,540,904
Pool #10851 4.500% 3/01/21 (f)	3,075,000	3,273,914
Pool #25956 5.000% 9/01/36 (f)	9,495,000	10,213,059
Government National Mortgage Association
Pool #343751 7.000% 4/15/23	994	1,130
Pool #349496 7.000% 5/15/23	3,637	4,136
Pool #359587 7.000% 6/15/23	1,183	1,332
Pool #337539 7.000% 7/15/23	2,107	2,391
Pool #363066 7.000% 8/15/23	27,865	31,557

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #354674 7.000% 10/15/23	$20,314	$23,006
Pool #362651 7.000% 10/15/23	39,135	44,334
Pool #368814 7.000% 10/15/23	10,998	12,494
Pool #352021 7.000% 11/15/23	14,820	16,846
Pool #371967 7.000% 11/15/23	1,646	1,872
Pool #591581 7.000% 8/15/32	16,779	19,212
Pool #307818 7.250% 6/20/21	79,616	89,245
Pool #326248 7.250% 3/20/22	29,667	33,679
Pool #326261 7.250% 4/20/22	46,003	52,049
Pool #326278 7.250% 5/20/22	99,489	113,136
Pool #203811 7.500% 4/15/17	321	327
Pool #205884 7.500% 5/15/17	35,999	39,667
Pool #213760 7.500% 6/15/17	17,232	18,940
Government National Mortgage Association TBA Pool #7273 4.500% 8/01/39 (f)	2,150,000	2,336,109
New Valley Generation IV 4.687% 1/15/22	279,049	328,879

		77,533,670

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $77,363,001)		77,883,887

U.S. TREASURY OBLIGATIONS — 6.6%
U.S. Treasury Bonds & Notes — 6.6%
U.S. Treasury Bond 3.500% 2/15/39	1,450,000	1,611,975
U.S. Treasury Bond 4.375% 5/15/40	3,945,000	5,077,623
U.S. Treasury Bond 5.375% 2/15/31	1,600,000	2,252,036
U.S. Treasury Note 0.625% 7/15/14	7,995,000	8,044,032
U.S. Treasury Note 1.375% 2/15/12	1,300,000	1,306,297
U.S. Treasury Note 1.875% 9/30/17	7,290,000	7,569,355

	Principal Amount	Value
U.S. Treasury Note 2.125% 8/15/21	$240,000	$244,256
U.S. Treasury Note 2.500% 3/31/13	465,000	480,612
U.S. Treasury Note 2.625% 8/15/20	3,860,000	4,134,724
U.S. Treasury Note (g) 3.000% 9/30/16	4,220,000	4,639,692

		35,360,602

TOTAL U.S. TREASURY OBLIGATIONS (Cost $33,311,203)		35,360,602

TOTAL BONDS & NOTES (Cost $220,100,642)		225,079,537

TOTAL LONG-TERM INVESTMENTS (Cost $465,708,371)		539,629,894

SHORT-TERM INVESTMENTS — 10.0%
Commercial Paper — 8.5%
ABB Treasury Centre USA, Inc. (b) 0.467% 10/19/11	4,500,000	4,498,965
BAE Systems Holdings, Inc. (b) 0.355% 10/05/11	3,935,000	3,934,847
BAT International Finance (b) 0.365% 10/03/11	3,120,000	3,119,938
Comcast Corp. (b) 0.370% 10/19/11	5,000,000	4,999,075
Deutsche Telekom 0.430% 10/12/11	3,330,000	3,329,562
Elsevier Financial SA (b) 1.000% 10/04/11	5,000,000	4,999,846
ERAC USA Finance Co. (b) 0.650% 11/15/11	4,835,000	4,831,072
Glencore Funding LLC 0.466% 10/06/11	4,000,000	3,999,744
Harris Corp. 0.375% 10/11/11	3,045,000	3,044,687
National Grid USA (b) 0.450% 11/04/11	3,600,000	3,598,470
Oneok, Inc. (b) 0.335% 10/12/11	2,045,000	2,044,794
Tesco PLC (b) 0.426% 10/12/11	3,100,000	3,099,602

		45,500,602

Repurchase Agreement — 1.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/11, 0.010%, due 10/03/11 (h)	7,917,490	7,917,490

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/03/11	$42,041	$42,041

TOTAL SHORT-TERM INVESTMENTS (Cost $53,460,133)		53,460,133

TOTAL INVESTMENTS — 110.3% (Cost $519,168,504) (i)		593,090,027

Other Assets/(Liabilities) — (10.3)%		(55,248,472)

NET ASSETS — 100.0%		$537,841,555

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, these securities amounted to a value of $52,750,506 or 9.81% of net assets.
(c)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2011, these securities amounted to a value of $240,000 or 0.04% of net assets.
(d)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At September 30, 2011, these securities amounted to a value of $775 or 0.00% of net assets.
(e)	Restricted security. Certain securities are restricted as to resale. At September 30, 2011, these securities amounted to a value of $561,260 or 0.10% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(h)	Maturity value of $7,917,496. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/15/17, and an aggregate market value, including accrued interest, of $8,078,481.
(i)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML China Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.1%

COMMON STOCK — 94.1%
Airlines — 1.6%
China Southern Airlines Co. Ltd. Class H (a)	568,000	$261,457

Auto Manufacturers — 2.1%
Brilliance China Automotive Holdings Ltd. (a)	212,000	160,201
Dongfeng Motor Group Co. Ltd. Class H	132,000	174,939

		335,140

Banks — 13.6%
Agricultural Bank of China Ltd.	554,000	178,045
China Construction Bank Corp. Class H	1,003,260	598,653
China Merchants Bank Co. Ltd.	100,000	151,440
China Minsheng Banking Corp. Ltd. Class H	124,200	74,520
Industrial & Commercial Bank of China	2,525,545	1,220,777

		2,223,435

Biotechnology — 0.9%
WuXi PharmaTech Cayman, Inc. Sponsored ADR (Cayman Islands) (a)	12,500	145,500

Building Materials — 3.3%
Anhui Conch Cement Co. Ltd. Class H	64,000	174,012
China Resources Cement Holdings Ltd.	232,000	152,320
China Shanshui Cement Group	314,000	207,110

		533,442

Coal — 4.5%
China Coal Energy Co. Class H	151,000	131,876
China Shenhua Energy Co. Ltd. Class H	114,500	448,640
Yanzhou Coal Mining Co. Ltd. Class H	76,000	159,725

		740,241

Computers — 1.6%
Lenovo Group Ltd.	392,000	262,107

Electrical Components & Equipment — 0.8%
Dongfang Electric Corp. Ltd.	48,600	125,118

Energy – Alternate Sources — 0.8%
GCL-Poly Energy Holdings Ltd.	522,000	135,727

Engineering & Construction — 1.3%
China State Construction International Holdings Ltd.	402,000	206,316

	Number of Shares	Value
Foods — 0.6%
China Corn Oil Co. Ltd.	218,000	$96,528

Health Care – Products — 3.3%
Hengan International Group Co. Ltd.	22,500	177,731
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	176,000	196,627
Trauson Holdings Co. Ltd.	616,000	160,639

		534,997

Holding Company – Diversified — 1.7%
Dah Chong Hong Holdings Ltd.	273,000	272,430

Home Furnishing — 0.6%
Skyworth Digital Holdings Ltd.	288,000	96,069

Insurance — 7.5%
China Life Insurance Co. Ltd.	223,000	529,918
China Pacific Insurance Group Co. Ltd. Class H	109,970	316,768
PICC Property & Casualty Co. Ltd. Class H	202,000	215,312
Ping An Insurance Group Co. of China Ltd. Class H	28,500	158,581

		1,220,579

Internet — 7.8%
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	1,400	149,674
NetEase.com, Inc. Sponsored ADR (Cayman Islands) (a)	7,700	293,832
SINA Corp. (a)	1,410	100,970
Tencent Holdings Ltd.	35,900	734,606

		1,279,082

Machinery – Construction & Mining — 1.2%
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd.	91,180	100,650
Sany Heavy Equipment International Holdings Co. Ltd.	114,000	91,067

		191,717

Media — 0.2%
Phoenix Satellite Television Holdings Ltd.	160,000	29,274

Metal Fabricate & Hardware — 1.1%
Catcher Technology Co. Ltd.	18,000	103,247
Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.	551,000	83,341

		186,588

Mining — 1.3%
Zhaojin Mining Industry Co. Ltd. Class H	126,500	209,009

The accompanying notes are an integral part of the financial statements.

MML China Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas — 13.1%
China Petroleum & Chemical Corp. Class H	578,000	$556,667
CNOOC Ltd.	352,000	563,783
Kunlun Energy Co. Ltd	132,000	178,991
PetroChina Co. Ltd. Class H	688,000	832,140

		2,131,581

Oil & Gas Services — 0.7%
China Oilfield Services Ltd.	92,000	115,198

Pharmaceuticals — 1.4%
Sino Biopharmaceutical Ltd.	824,000	230,526

Real Estate — 3.9%
China Everbright International Ltd.	618,000	141,205
China Overseas Land & Investment Ltd.	130,000	185,682
China Resources Land Ltd.	120,000	125,940
KWG Property Holding Ltd.	343,000	124,180
Sunac China Holdings Ltd. (a)	311,000	54,281

		631,288

Retail — 3.9%
Belle International Holdings Ltd.	77,000	131,763
China ZhengTong Auto Services Holdings Ltd. (a)	110,500	102,876
IT Ltd.	218,000	135,167
Springland International Holdings Ltd.	384,000	245,837
Trinity Ltd.	22,000	17,429

		633,072

Software — 1.4%
Kingdee International Software Group Co. Ltd.	616,000	228,776

Telecommunications — 13.9%
AAC Acoustic Technologies Holdings, Inc.	136,000	291,989
China Mobile Ltd.	66,500	648,959
China Telecom Corp. Ltd. Class H	434,000	270,268
China Unicom Ltd.	334,000	682,847
Comba Telecom Systems Holdings Ltd.	500,900	367,748

		2,261,811

TOTAL COMMON STOCK (Cost $19,321,770)		15,317,008

TOTAL EQUITIES (Cost $19,321,770)		15,317,008

TOTAL LONG-TERM INVESTMENTS (Cost $19,321,770)		15,317,008

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 4.8%
Repurchase Agreement — 4.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/11, 0.010%, due 10/03/11 (b)	$789,472	$789,472

TOTAL SHORT-TERM INVESTMENTS (Cost $789,472)		789,472

TOTAL INVESTMENTS — 98.9% (Cost $20,111,242) (c)		$16,106,480

Other Assets/(Liabilities) — 1.1%		179,432

NET ASSETS — 100.0%		$16,285,912

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $789,472. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/25/24, and an aggregate market value, including accrued interest, of $807,005.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.8%

COMMON STOCK — 99.8%
Advertising — 0.1%
The Interpublic Group of Companies, Inc.	487	$3,506
Omnicom Group, Inc.	294	10,831

		14,337

Aerospace & Defense — 2.2%
The Boeing Co.	395	23,901
General Dynamics Corp.	793	45,114
Goodrich Corp.	98	11,827
L-3 Communications Holdings, Inc.	597	36,996
Lockheed Martin Corp.	693	50,339
Northrop Grumman Corp.	691	36,043
Raytheon Co.	290	11,852
Rockwell Collins, Inc.	99	5,223
United Technologies Corp.	1,474	103,711

		325,006

Agriculture — 2.7%
Altria Group, Inc.	2,316	62,092
Archer-Daniels-Midland Co.	84	2,084
Lorillard, Inc.	499	55,240
Philip Morris International, Inc.	4,003	249,707
Reynolds American, Inc.	594	22,263

		391,386

Airlines — 0.0%
Southwest Airlines Co.	491	3,948

Apparel — 0.4%
Nike, Inc. Class B	393	33,605
Ralph Lauren Corp.	98	12,711
VF Corp.	98	11,909

		58,225

Auto Manufacturers — 0.4%
Ford Motor Co. (a)	5,330	51,541
Paccar, Inc.	93	3,145

		54,686

Automotive & Parts — 0.1%
The Goodyear Tire & Rubber Co. (a)	890	8,980
Johnson Controls, Inc.	190	5,010

		13,990

Banks — 3.3%
Bank of America Corp.	5,822	35,631
Bank of New York Mellon Corp.	1,567	29,131
BB&T Corp.	789	16,829
Capital One Financial Corp.	1,125	44,584
Comerica, Inc.	197	4,525
Fifth Third Bancorp	1,082	10,928
First Horizon National Corp.	119	709
Huntington Bancshares, Inc.	1,800	8,640

	Number of Shares	Value
KeyCorp	1,889	$11,202
M&T Bank Corp.	198	13,840
Northern Trust Corp.	99	3,463
PNC Financial Services Group, Inc.	955	46,021
Regions Financial Corp.	434	1,445
State Street Corp.	590	18,974
U.S. Bancorp	2,364	55,649
Wells Fargo & Co.	7,557	182,275
Zions Bancorp	98	1,379

		485,225

Beverages — 2.7%
Brown-Forman Corp. Class B	97	6,804
The Coca-Cola Co.	3,655	246,932
Coca-Cola Enterprises, Inc.	1,086	27,020
Constellation Brands, Inc. Class A (a)	1,995	35,910
Dr. Pepper Snapple Group, Inc.	395	15,318
Molson Coors Brewing Co. Class B	195	7,724
PepsiCo, Inc.	936	57,938

		397,646

Biotechnology — 1.1%
Amgen, Inc.	1,984	109,021
Biogen Idec, Inc. (a)	297	27,665
Celgene Corp. (a)	399	24,706
Life Technologies Corp. (a)	72	2,767

		164,159

Building Materials — 0.0%
Masco Corp.	91	648

Chemicals — 2.1%
Air Products & Chemicals, Inc.	97	7,408
Airgas, Inc.	99	6,318
CF Industries Holdings, Inc.	299	36,894
The Dow Chemical Co.	1,676	37,643
E.I. du Pont de Nemours & Co.	1,280	51,162
Eastman Chemical Co.	293	20,079
Ecolab, Inc.	95	4,645
FMC Corp.	100	6,916
International Flavors & Fragrances, Inc.	99	5,566
Monsanto Co.	900	54,036
The Mosaic Co.	700	34,279
PPG Industries, Inc.	297	20,986
Praxair, Inc.	98	9,161
The Sherwin-Williams Co.	98	7,283
Sigma-Aldrich Corp.	98	6,055

		308,431

Coal — 0.1%
Alpha Natural Resources, Inc. (a)	100	1,769
CONSOL Energy, Inc.	199	6,752
Peabody Energy Corp.	95	3,219

		11,740

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Commercial Services — 2.6%
Apollo Group, Inc. Class A (a)	898	$35,570
Automatic Data Processing, Inc.	890	41,963
DeVry, Inc.	399	14,747
Donnelley (R.R.) & Sons Co.	284	4,010
Equifax, Inc.	97	2,982
H&R Block, Inc.	994	13,230
Iron Mountain, Inc.	198	6,261
MasterCard, Inc. Class A	132	41,865
McKesson Corp.	493	35,841
Monster Worldwide, Inc. (a)	100	718
Moody’s Corp.	497	15,134
Paychex, Inc.	397	10,469
Quanta Services, Inc. (a)	95	1,785
Robert Half International, Inc.	95	2,016
SAIC, Inc. (a)	1,595	18,837
Total System Services, Inc.	1,890	31,998
Visa, Inc. Class A	790	67,719
Western Union Co.	2,381	36,405

		381,550

Computers — 7.8%
Accenture PLC Class A	1,000	52,680
Apple, Inc. (a)	1,400	533,652
Cognizant Technology Solutions Corp. Class A (a)	95	5,956
Computer Sciences Corp.	393	10,552
Dell, Inc. (a)	3,456	48,902
EMC Corp. (a)	1,900	39,881
Hewlett-Packard Co.	2,786	62,546
International Business Machines Corp.	1,667	291,775
Lexmark International, Inc. Class A (a)	1,198	32,382
NetApp, Inc. (a)	191	6,483
SanDisk Corp. (a)	490	19,771
Teradata Corp. (a)	186	9,957
Western Digital Corp. (a)	1,291	33,205

		1,147,742

Cosmetics & Personal Care — 1.6%
Avon Products, Inc.	91	1,784
Colgate-Palmolive Co.	494	43,808
The Estee Lauder Cos., Inc. Class A	95	8,345
The Procter & Gamble Co.	2,785	175,956

		229,893

Distribution & Wholesale — 0.2%
Fastenal Co.	98	3,261
Genuine Parts Co.	197	10,008
W.W. Grainger, Inc.	99	14,804

		28,073

Diversified Financial — 3.7%
American Express Co.	1,571	70,538
Ameriprise Financial, Inc.	455	17,909
BlackRock, Inc.	100	14,801

	Number of Shares	Value
The Charles Schwab Corp.	595	$6,706
Citigroup, Inc.	1,402	35,919
CME Group, Inc.	80	19,712
Discover Financial Services	1,738	39,870
E*TRADE Financial Corp. (a)	108	984
Federated Investors, Inc. Class B	98	1,718
Franklin Resources, Inc.	198	18,937
The Goldman Sachs Group, Inc.	485	45,857
IntercontinentalExchange, Inc. (a)	99	11,708
Invesco Ltd.	593	9,197
Janus Capital Group, Inc.	300	1,800
JP Morgan Chase & Co.	6,524	196,503
Legg Mason, Inc.	95	2,442
Morgan Stanley	568	7,668
The NASDAQ OMX Group, Inc. (a)	598	13,838
NYSE Euronext	297	6,902
SLM Corp.	977	12,163
T. Rowe Price Group, Inc.	195	9,315

		544,487

Electric — 3.3%
The AES Corp. (a)	381	3,719
Ameren Corp.	390	11,610
American Electric Power Co., Inc.	790	30,036
CenterPoint Energy, Inc.	590	11,576
CMS Energy Corp.	495	9,796
Consolidated Edison, Inc.	494	28,168
Constellation Energy Group, Inc.	90	3,425
Dominion Resources, Inc.	86	4,366
DTE Energy Co.	295	14,461
Duke Energy Corp.	1,651	33,004
Edison International	291	11,131
Entergy Corp.	297	19,688
Exelon Corp.	1,486	63,319
FirstEnergy Corp.	424	19,042
Integrys Energy Group, Inc.	99	4,813
NextEra Energy, Inc.	698	37,706
Northeast Utilities	197	6,629
NRG Energy, Inc. (a)	400	8,484
Pepco Holdings, Inc.	197	3,727
PG&E Corp.	391	16,543
Pinnacle West Capital Corp.	97	4,165
PPL Corp.	493	14,070
Progress Energy, Inc.	95	4,913
Public Service Enterprise Group, Inc.	989	33,003
SCANA Corp.	97	3,924
The Southern Co.	1,391	58,937
TECO Energy, Inc.	695	11,905
Wisconsin Energy Corp.	396	12,391
Xcel Energy, Inc.	190	4,691

		489,242

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electrical Components & Equipment — 0.1%
Emerson Electric Co.	381	$15,739
Molex, Inc.	87	1,772

		17,511

Electronics — 0.4%
Agilent Technologies, Inc. (a)	393	12,281
Amphenol Corp. Class A	98	3,996
FLIR Systems, Inc.	99	2,480
Jabil Circuit, Inc.	880	15,655
PerkinElmer, Inc.	1,097	21,073
Waters Corp. (a)	99	7,474

		62,959

Engineering & Construction — 0.3%
Fluor Corp.	897	41,755
Jacobs Engineering Group, Inc. (a)	95	3,068

		44,823

Entertainment — 0.1%
International Game Technology	795	11,551

Environmental Controls — 0.1%
Republic Services, Inc.	278	7,801
Stericycle, Inc. (a)	99	7,991
Waste Management, Inc.	86	2,800

		18,592

Foods — 1.3%
Campbell Soup Co.	195	6,312
ConAgra Foods, Inc.	689	16,688
Dean Foods Co. (a)	191	1,694
General Mills, Inc.	86	3,308
H.J. Heinz Co.	93	4,695
The Hershey Co.	198	11,730
Hormel Foods Corp.	290	7,836
The J.M. Smucker Co.	99	7,216
Kellogg Co.	97	5,159
Kraft Foods, Inc. Class A	867	29,114
The Kroger Co.	1,291	28,350
McCormick & Co., Inc.	97	4,478
Safeway, Inc.	789	13,121
Sara Lee Corp.	1,680	27,468
SUPERVALU, Inc.	387	2,577
Sysco Corp.	189	4,895
Tyson Foods, Inc. Class A	582	10,104
Whole Foods Market, Inc.	195	12,735

		197,480

Forest Products & Paper — 0.3%
International Paper Co.	1,384	32,178
MeadWestvaco Corp.	482	11,838

		44,016

Gas — 0.1%
Nicor, Inc.	99	5,446
NiSource, Inc.	284	6,072

	Number of Shares	Value
Sempra Energy	194	$9,991

		21,509

Hand & Machine Tools — 0.1%
Snap-on, Inc.	99	4,396
Stanley Black & Decker, Inc.	250	12,275

		16,671

Health Care – Products — 3.1%
Baxter International, Inc.	790	44,351
Becton, Dickinson & Co.	397	29,108
Boston Scientific Corp. (a)	84	496
C.R. Bard, Inc.	199	17,421
CareFusion Corp. (a)	191	4,574
Covidien PLC	1,000	44,100
Intuitive Surgical, Inc. (a)	1	364
Johnson & Johnson	3,589	228,655
Medtronic, Inc.	1,376	45,738
St. Jude Medical, Inc.	599	21,678
Stryker Corp.	94	4,430
Varian Medical Systems, Inc. (a)	99	5,164
Zimmer Holdings, Inc. (a)	297	15,890

		461,969

Health Care – Services — 1.9%
Aetna, Inc.	791	28,753
CIGNA Corp.	591	24,786
Coventry Health Care, Inc. (a)	537	15,471
DaVita, Inc. (a)	199	12,471
Humana, Inc.	397	28,874
Laboratory Corporation of America Holdings (a)	98	7,747
Quest Diagnostics, Inc.	97	4,788
Tenet Healthcare Corp. (a)	373	1,540
Thermo Fisher Scientific, Inc. (a)	590	29,878
UnitedHealth Group, Inc.	1,876	86,521
WellPoint, Inc.	589	38,450

		279,279

Holding Company – Diversified — 0.2%
Leucadia National Corp.	994	22,544

Home Builders — 0.0%
D.R. Horton, Inc.	390	3,525
Pulte Group, Inc. (a)	165	652

		4,177

Home Furnishing — 0.1%
Harman International Industries, Inc.	198	5,659
Whirlpool Corp.	97	4,841

		10,500

Household Products — 0.3%
Avery Dennison Corp.	97	2,433
The Clorox Co.	98	6,500
Fortune Brands, Inc.	98	5,300
Kimberly-Clark Corp.	489	34,724

		48,957

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Housewares — 0.0%
Newell Rubbermaid, Inc.	86	$1,021

Insurance — 3.3%
ACE Ltd.	600	36,360
Aflac, Inc.	790	27,611
The Allstate Corp.	287	6,799
American International Group, Inc. (a)	502	11,019
Aon Corp.	298	12,510
Assurant, Inc.	95	3,401
Berkshire Hathaway, Inc. Class B (a)	1,278	90,789
The Chubb Corp.	491	29,455
Cincinnati Financial Corp.	216	5,687
Genworth Financial, Inc. Class A (a)	187	1,073
The Hartford Financial Services Group, Inc.	690	11,137
Lincoln National Corp.	1,162	18,162
Loews Corp.	393	13,578
Marsh & McLennan Cos., Inc.	591	15,685
MetLife, Inc.	1,782	49,914
Principal Financial Group, Inc.	493	11,176
The Progressive Corp.	584	10,372
Prudential Financial, Inc.	787	36,879
Torchmark Corp.	595	20,742
The Travelers Cos., Inc.	511	24,901
Unum Group	1,491	31,251
XL Group PLC	686	12,897

		481,398

Internet — 2.2%
Akamai Technologies, Inc. (a)	97	1,928
Amazon.com, Inc. (a)	12	2,595
eBay, Inc. (a)	1,281	37,777
Expedia, Inc.	990	25,492
F5 Networks, Inc. (a)	100	7,105
Google, Inc. Class A (a)	228	117,279
Netflix, Inc. (a)	267	30,214
Priceline.com, Inc. (a)	111	49,890
Symantec Corp. (a)	1,785	29,095
VeriSign, Inc.	191	5,465
Yahoo!, Inc. (a)	782	10,291

		317,131

Iron & Steel — 0.3%
AK Steel Holding Corp.	198	1,295
Allegheny Technologies, Inc.	97	3,588
Cliffs Natural Resources, Inc.	498	25,483
Nucor Corp.	293	9,270
United States Steel Corp.	97	2,135

		41,771

Leisure Time — 0.2%
Carnival Corp.	98	2,969
Harley-Davidson, Inc.	694	23,825

		26,794

	Number of Shares	Value
Lodging — 0.3%
Marriott International, Inc. Class A	98	$2,670
Starwood Hotels & Resorts Worldwide, Inc.	98	3,804
Wyndham Worldwide Corp.	293	8,353
Wynn Resorts Ltd.	199	22,901

		37,728

Machinery – Construction & Mining — 0.6%
Caterpillar, Inc.	884	65,275
Ingersoll-Rand PLC	100	2,809
Joy Global, Inc.	200	12,476

		80,560

Machinery – Diversified — 0.5%
Cummins, Inc.	295	24,090
Deere & Co.	194	12,526
Eaton Corp.	290	10,295
Flowserve Corp.	99	7,326
Rockwell Automation, Inc.	97	5,432
Roper Industries, Inc.	199	13,713

		73,382

Manufacturing — 3.5%
3M Co.	884	63,462
Danaher Corp.	490	20,551
Dover Corp.	294	13,701
General Electric Co.	18,563	282,900
Honeywell International, Inc.	1,285	56,424
Illinois Tool Works, Inc.	87	3,619
ITT Corp.	194	8,148
Leggett & Platt, Inc.	186	3,681
Pall Corp.	98	4,155
Parker Hannifin Corp.	295	18,623
Textron, Inc.	393	6,933
Tyco International Ltd.	900	36,675

		518,872

Media — 3.6%
Cablevision Systems Corp. Class A	900	14,157
CBS Corp. Class B	1,585	32,302
Comcast Corp. Class A	3,529	73,756
DIRECTV Class A (a)	974	41,152
Discovery Communications, Inc. Series A (a)	400	15,048
Gannett Co., Inc.	1,576	15,019
The McGraw-Hill Cos., Inc.	393	16,113
News Corp. Class A	4,841	74,890
Scripps Networks Interactive Class A	599	22,265
Time Warner Cable, Inc.	675	42,302
Time Warner, Inc.	1,385	41,509
Viacom, Inc. Class B	1,282	49,665
The Walt Disney Co.	2,251	67,890
The Washington Post Co. Class B	68	22,234

		528,302

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.	100	$15,546

Mining — 0.8%
Alcoa, Inc.	1,680	16,078
Freeport-McMoRan Copper & Gold, Inc.	2,222	67,660
Newmont Mining Corp.	487	30,632
Titanium Metals Corp.	98	1,468
Vulcan Materials Co.	99	2,728

		118,566

Office Equipment/Supplies — 0.3%
Pitney Bowes, Inc.	894	16,807
Xerox Corp.	2,936	20,464

		37,271

Oil & Gas — 10.4%
Anadarko Petroleum Corp.	297	18,726
Apache Corp.	597	47,903
Cabot Oil & Gas Corp.	99	6,129
Chesapeake Energy Corp.	291	7,435
Chevron Corp.	3,873	358,330
ConocoPhillips	3,296	208,703
Denbury Resources, Inc. (a)	99	1,139
Devon Energy Corp.	498	27,609
Diamond Offshore Drilling, Inc.	799	43,737
EOG Resources, Inc.	100	7,101
Exxon Mobil Corp.	6,483	470,860
Helmerich & Payne, Inc.	500	20,300
Hess Corp.	398	20,879
Marathon Oil Corp.	1,887	40,721
Marathon Petroleum Corp.	1,243	33,636
Murphy Oil Corp.	297	13,116
Nabors Industries Ltd. (a)	393	4,818
Newfield Exploration Co. (a)	100	3,969
Noble Corp. (a)	100	2,935
Noble Energy, Inc.	198	14,018
Occidental Petroleum Corp.	1,081	77,292
Pioneer Natural Resources Co.	98	6,445
QEP Resources, Inc.	95	2,572
Rowan Companies, Inc. (a)	84	2,536
Southwestern Energy Co. (a)	100	3,333
Sunoco, Inc.	99	3,070
Tesoro Corp. (a)	1,590	30,957
Valero Energy Corp.	2,295	40,805

		1,519,074

Oil & Gas Services — 1.5%
Baker Hughes, Inc.	591	27,281
Cameron International Corp. (a)	95	3,946
FMC Technologies, Inc. (a)	94	3,534
Halliburton Co.	2,176	66,412
National Oilwell Varco, Inc.	1,582	81,030
Schlumberger Ltd.	608	36,316

		218,519

	Number of Shares	Value
Packaging & Containers — 0.2%
Ball Corp.	298	$9,244
Bemis Co., Inc.	57	1,671
Owens-IIlinois, Inc. (a)	95	1,436
Sealed Air Corp.	993	16,583

		28,934

Pharmaceuticals — 6.6%
Abbott Laboratories	2,865	146,516
Allergan, Inc.	94	7,744
AmerisourceBergen Corp.	691	25,754
Bristol-Myers Squibb Co.	2,654	83,283
Cardinal Health, Inc.	490	20,521
Cephalon, Inc. (a)	199	16,059
DENTSPLY International, Inc.	99	3,038
Eli Lilly & Co.	2,281	84,329
Express Scripts, Inc. (a)	496	18,387
Forest Laboratories, Inc. (a)	1,184	36,455
Gilead Sciences, Inc. (a)	1,397	54,204
Hospira, Inc. (a)	97	3,589
Mead Johnson Nutrition Co.	197	13,560
Medco Health Solutions, Inc. (a)	387	18,146
Merck & Co., Inc.	4,145	135,583
Mylan, Inc. (a)	293	4,981
Patterson Cos., Inc.	99	2,834
Pfizer, Inc.	16,209	286,575
Watson Pharmaceuticals, Inc. (a)	198	13,513

		975,071

Pipelines — 0.3%
El Paso Corp.	190	3,321
ONEOK, Inc.	100	6,604
Spectra Energy Corp.	789	19,354
The Williams Cos., Inc.	487	11,854

		41,133

Real Estate — 0.0%
CBRE Group, Inc. (a)	94	1,265

Real Estate Investment Trusts (REITS) — 1.4%
Apartment Investment & Management Co. Class A	213	4,712
AvalonBay Communities, Inc.	102	11,633
Boston Properties, Inc.	198	17,642
Equity Residential	193	10,011
HCP, Inc.	595	20,861
Health Care REIT, Inc.	99	4,633
Host Hotels & Resorts, Inc.	112	1,225
Kimco Realty Corp.	391	5,877
Plum Creek Timber Co., Inc.	97	3,367
ProLogis, Inc.	582	14,113
Public Storage	198	22,047
Simon Property Group, Inc.	407	44,762
Ventas, Inc.	198	9,781
Vornado Realty Trust	302	22,535

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Weyerhaeuser Co.	565	$8,786

		201,985

Retail — 6.2%
Abercrombie & Fitch Co. Class A	94	5,787
AutoNation, Inc. (a)	82	2,688
AutoZone, Inc. (a)	67	21,386
Bed Bath & Beyond, Inc. (a)	394	22,580
Best Buy Co., Inc.	739	17,219
Big Lots, Inc. (a)	91	3,170
CarMax, Inc. (a)	100	2,385
Coach, Inc.	490	25,397
Costco Wholesale Corp.	590	48,451
CVS Caremark Corp.	2,586	86,838
Darden Restaurants, Inc.	98	4,190
Family Dollar Stores, Inc.	97	4,933
GameStop Corp. Class A (a)	1,394	32,201
The Gap, Inc.	784	12,732
The Home Depot, Inc.	2,760	90,721
J.C. Penney Co., Inc.	190	5,088
Kohl’s Corp.	393	19,296
Limited Brands, Inc.	589	22,682
Lowe’s Cos., Inc.	1,672	32,336
Macy’s, Inc.	771	20,293
McDonald’s Corp.	493	43,295
Nordstrom, Inc.	295	13,476
O’Reilly Automotive, Inc. (a)	199	13,259
Ross Stores, Inc.	94	7,397
Sears Holdings Corp. (a)	99	5,694
Staples, Inc.	585	7,781
Starbucks Corp.	381	14,207
Target Corp.	1,286	63,065
Tiffany & Co.	97	5,900
The TJX Cos., Inc.	490	27,180
Urban Outfitters, Inc. (a)	100	2,232
Wal-Mart Stores, Inc.	2,207	114,543
Walgreen Co.	1,977	65,024
Yum! Brands, Inc.	797	39,364

		902,790

Savings & Loans — 0.0%
Hudson City Bancorp, Inc.	389	2,202
People’s United Financial, Inc.	94	1,071

		3,273

Semiconductors — 2.9%
Advanced Micro Devices, Inc. (a)	189	960
Altera Corp.	498	15,702
Analog Devices, Inc.	395	12,344
Applied Materials, Inc.	2,674	27,676
Broadcom Corp. Class A (a)	291	9,687
Intel Corp.	7,941	169,382
KLA-Tencor Corp.	597	22,853
Linear Technology Corp.	193	5,336
LSI Corp. (a)	7,565	39,187

	Number of Shares	Value
MEMC Electronic Materials, Inc. (a)	98	$514
Microchip Technology, Inc.	297	9,240
Micron Technology, Inc. (a)	1,178	5,937
Novellus Systems, Inc. (a)	698	19,027
NVIDIA Corp. (a)	1,987	24,837
Teradyne, Inc. (a)	3,272	36,025
Texas Instruments, Inc.	659	17,562
Xilinx, Inc.	493	13,528

		429,797

Software — 4.7%
Adobe Systems, Inc. (a)	689	16,653
Autodesk, Inc. (a)	197	5,473
BMC Software, Inc. (a)	495	19,087
CA, Inc.	1,695	32,900
Citrix Systems, Inc. (a)	99	5,399
Compuware Corp. (a)	195	1,494
Dun & Bradstreet Corp.	209	12,803
Electronic Arts, Inc. (a)	395	8,078
Fidelity National Information Services, Inc.	900	21,888
Fiserv, Inc. (a)	195	9,900
Intuit, Inc. (a)	194	9,203
Microsoft Corp.	14,554	362,249
Oracle Corp.	5,835	167,698
Red Hat, Inc. (a)	97	4,099
Salesforce.com, Inc. (a)	99	11,314

		688,238

Telecommunications — 5.1%
American Tower Corp. Class A (a)	99	5,326
AT&T, Inc.	9,690	276,359
CenturyLink, Inc.	464	15,368
Cisco Systems, Inc.	6,824	105,704
Corning, Inc.	2,277	28,144
Frontier Communications Corp.	347	2,120
Harris Corp.	395	13,497
JDS Uniphase Corp. (a)	187	1,864
Juniper Networks, Inc. (a)	193	3,331
MetroPCS Communications, Inc. (a)	1,698	14,790
Motorola Mobility Holdings, Inc. (a)	280	10,578
Motorola Solutions, Inc.	663	27,780
Qualcomm, Inc.	1,961	95,363
Sprint Nextel Corp. (a)	1,742	5,296
Tellabs, Inc.	291	1,248
Verizon Communications, Inc.	3,745	137,816
Windstream Corp.	481	5,609

		750,193

Textiles — 0.0%
Cintas Corp.	98	2,758

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	97	3,163
Mattel, Inc.	295	7,638

		10,801

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Transportation — 1.9%
C.H. Robinson Worldwide, Inc.	97	$6,642
CSX Corp.	2,367	44,192
Expeditors International of Washington, Inc.	97	3,933
FedEx Corp.	394	26,666
Norfolk Southern Corp.	893	54,491
Ryder System, Inc.	298	11,178
Union Pacific Corp.	890	72,686
United Parcel Service, Inc. Class B	874	55,193

		274,981

TOTAL COMMON STOCK (Cost $15,257,727)		14,640,106

TOTAL EQUITIES (Cost $15,257,727)		14,640,106

TOTAL LONG-TERM INVESTMENTS (Cost $15,257,727)		14,640,106

	Principal Amount
SHORT-TERM INVESTMENTS — 0.3%
Repurchase Agreement — 0.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/11, 0.010%, due 10/03/11 (b)	$43,518	43,518

TOTAL SHORT-TERM INVESTMENTS (Cost $43,518)		43,518

TOTAL INVESTMENTS — 100.1% (Cost $15,301,245) (c)		14,683,624

Other Assets/(Liabilities) — (0.1)%		(11,777)

NET ASSETS — 100.0%		$14,671,847

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Maturity value of $43,518. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/15/17, and an aggregate market value, including accrued interest, of $46,461.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Equity Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.1%

COMMON STOCK — 97.1%
Advertising — 0.3%
Omnicom Group, Inc.	57,295	$2,110,748

Aerospace & Defense — 0.4%
Northrop Grumman Corp.	59,471	3,102,007

Auto Manufacturers — 1.3%
Ford Motor Co. (a)	822,900	7,957,443
General Motors Co. (a)	76,702	1,547,846

		9,505,289

Automotive & Parts — 0.4%
The Goodyear Tire & Rubber Co. (a)	130,481	1,316,553
Johnson Controls, Inc.	60,203	1,587,553

		2,904,106

Banks — 8.3%
Bank of America Corp.	278,822	1,706,391
Bank of New York Mellon Corp.	92,721	1,723,683
Fifth Third Bancorp	222,757	2,249,846
M&T Bank Corp.	154,660	10,810,734
PNC Financial Services Group, Inc.	64,368	3,101,894
State Street Corp.	81,802	2,630,752
U.S. Bancorp	848,300	19,968,982
Wells Fargo & Co.	825,493	19,910,891

		62,103,173

Beverages — 3.4%
The Coca-Cola Co.	277,070	18,718,849
Coca-Cola Enterprises, Inc.	121,955	3,034,241
PepsiCo, Inc.	61,619	3,814,216

		25,567,306

Biotechnology — 0.4%
Amgen, Inc.	50,563	2,778,437

Chemicals — 2.8%
Air Products & Chemicals, Inc.	32,137	2,454,303
Celanese Corp. Series A	229,520	7,466,285
The Mosaic Co.	218,810	10,715,126

		20,635,714

Coal — 0.2%
CONSOL Energy, Inc.	36,367	1,233,932

Commercial Services — 1.0%
AerCap Holdings NV (a)	748,356	7,423,692

Computers — 0.3%
Apple, Inc. (a)	5,144	1,960,790

Diversified Financial — 7.2%
Ameriprise Financial, Inc.	59,933	2,358,963
CIT Group, Inc. (a)	275,880	8,378,476
Citigroup, Inc.	112,182	2,874,103
Discover Financial Services	135,319	3,104,218

	Number of Shares	Value
The Goldman Sachs Group, Inc.	167,400	$15,827,670
JP Morgan Chase & Co.	619,221	18,650,936
Legg Mason, Inc.	92,594	2,380,592

		53,574,958

Electric — 6.7%
American Electric Power Co., Inc.	175,260	6,663,385
Calpine Corp. (a)	204,479	2,879,064
Edison International	395,449	15,125,924
GenOn Energy, Inc. (a)	2,072,440	5,761,383
PPL Corp.	111,136	3,171,822
Public Service Enterprise Group, Inc.	492,426	16,432,256

		50,033,834

Foods — 0.7%
Kellogg Co.	57,581	3,062,734
Sara Lee Corp.	157,452	2,574,340

		5,637,074

Forest Products & Paper — 1.1%
AbitibiBowater, Inc. (a)	60,082	901,230
Rock-Tenn Co. Class A	152,940	7,445,119

		8,346,349

Hand & Machine Tools — 0.3%
Stanley Black & Decker, Inc.	51,232	2,515,491

Health Care – Products — 3.1%
Covidien PLC	71,568	3,156,149
Medtronic, Inc.	604,300	20,086,932

		23,243,081

Health Care – Services — 6.5%
HCA Holdings, Inc. (a)	674,685	13,601,650
Humana, Inc.	332,320	24,169,633
UnitedHealth Group, Inc.	86,331	3,981,586
WellPoint, Inc.	102,380	6,683,366

		48,436,235

Household Products — 1.8%
Church & Dwight Co., Inc.	308,290	13,626,418

Insurance — 4.4%
ACE Ltd.	191,970	11,633,382
MetLife, Inc.	598,445	16,762,444
The Travelers Cos., Inc.	41,821	2,037,937
Unum Group	114,386	2,397,531

		32,831,294

Internet — 1.6%
AOL, Inc. (a)	88,486	1,061,832
eBay, Inc. (a)	90,270	2,662,062
Liberty Media Corp. - Interactive Class A (a)	171,491	2,532,922
VeriSign, Inc.	188,300	5,387,263

		11,644,079

The accompanying notes are an integral part of the financial statements.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Construction & Mining — 0.9%
Ingersoll-Rand PLC	235,700	$6,620,813

Machinery – Diversified — 0.3%
Eaton Corp.	58,790	2,087,045

Manufacturing — 4.1%
Cooper Industries PLC	280,185	12,922,132
General Electric Co.	236,889	3,610,188
Harsco Corp.	54,337	1,053,595
Honeywell International, Inc.	57,846	2,540,018
Tyco International Ltd.	256,260	10,442,595

		30,568,528

Media — 5.3%
CBS Corp. Class B (Non-Voting) (United States)	73,600	1,499,968
Comcast Corp. Class A	764,122	15,970,150
DIRECTV Class A (a)	45,567	1,925,205
DISH Network Corp. Class A (a)	435,630	10,916,888
Viacom, Inc. Class B	237,270	9,191,840

		39,504,051

Mining — 0.2%
Vulcan Materials Co.	51,830	1,428,435

Oil & Gas — 10.5%
Apache Corp.	57,860	4,642,687
Chevron Corp.	371,340	34,356,377
Exxon Mobil Corp.	248,891	18,076,953
Hess Corp.	69,629	3,652,737
Nabors Industries Ltd. (a)	243,490	2,985,187
Penn West Petroleum Ltd.	326,840	4,827,427
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	127,080	7,817,962
SM Energy Co.	36,522	2,215,059

		78,574,389

Oil & Gas Services — 0.5%
Schlumberger Ltd.	61,740	3,687,730

Pharmaceuticals — 4.8%
Bristol-Myers Squibb Co.	96,850	3,039,153
Gilead Sciences, Inc. (a)	249,120	9,665,856
Merck & Co., Inc.	134,240	4,390,990
Pfizer, Inc.	890,110	15,737,145
Sanofi ADR (France)	101,596	3,332,349

		36,165,493

Pipelines — 0.6%
El Paso Corp.	239,834	4,192,298

Real Estate Investment Trusts (REITS) — 0.3%
Weyerhaeuser Co.	143,670	2,234,069

Retail — 3.9%
CVS Caremark Corp.	107,559	3,611,831
The Talbots, Inc. (a)	857,690	2,315,763
Target Corp.	252,090	12,362,494

	Number of Shares	Value
Wal-Mart Stores, Inc.	214,050	$11,109,195

		29,399,283

Semiconductors — 1.1%
Applied Materials, Inc.	216,538	2,241,168
Xilinx, Inc.	215,100	5,902,344

		8,143,512

Software — 4.1%
Microsoft Corp.	602,372	14,993,039
Oracle Corp.	534,932	15,373,946

		30,366,985

Telecommunications — 6.0%
Alcatel-Lucent Sponsored ADR (France) (a)	333,108	942,696
AT&T, Inc.	377,675	10,771,291
CenturyLink, Inc.	94,439	3,127,820
Cisco Systems, Inc.	159,846	2,476,014
Corning, Inc.	372,560	4,604,841
Juniper Networks, Inc. (a)	480,680	8,296,537
Motorola Solutions, Inc.	61,448	2,574,671
Vodafone Group PLC Sponsored ADR (United Kingdom)	480,546	12,326,005

		45,119,875

Textiles — 1.1%
Mohawk Industries, Inc. (a)	189,010	8,110,419

Transportation — 1.2%
Norfolk Southern Corp.	41,981	2,561,681
United Continental Holdings, Inc. (a)	315,510	6,114,584

		8,676,265

TOTAL COMMON STOCK (Cost $767,558,203)		724,093,197

TOTAL EQUITIES (Cost $767,558,203)		724,093,197

TOTAL LONG-TERM INVESTMENTS (Cost $767,558,203)		724,093,197

	Principal Amount
SHORT-TERM INVESTMENTS — 4.4%
Repurchase Agreement — 4.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/11, 0.010%, due 10/03/11 (b)	$32,771,068	32,771,068

The accompanying notes are an integral part of the financial statements.

MML Equity Fund – Portfolio of Investments (Continued)

Value
TOTAL SHORT-TERM INVESTMENTS (Cost $32,771,068)	$32,771,068

TOTAL INVESTMENTS — 101.5% (Cost $800,329,271) (c)	756,864,265

Other Assets/(Liabilities) — (1.5)%	(11,420,620)

NET ASSETS — 100.0%	$745,443,645

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $32,771,095. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 12/15/17 - 4/01/25, and an aggregate market value, including accrued interest, of $33,428,382.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 95.1%

CORPORATE DEBT — 95.1%
Advertising — 1.0%
inVentiv Health, Inc. (a) 10.000% 8/15/18	$450,000	$396,000
MDC Partners, Inc. (a) 11.000% 11/01/16	280,000	299,600

		695,600

Aerospace & Defense — 2.1%
DAE Aviation Holdings, Inc. (a) 11.250% 8/01/15	750,000	757,500
Ducommun, Inc. (a) 9.750% 7/15/18	670,000	670,000

		1,427,500

Agriculture — 0.3%
American Rock Salt Co. LLC/American Rock Capital Corp. (a) 8.250% 5/01/18	230,000	201,250

Apparel — 1.3%
Perry Ellis International, Inc. 7.875% 4/01/19	865,000	877,975

Auto Manufacturers — 1.4%
Ford Motor Co. 7.450% 7/16/31	825,000	931,326

Auto Parts & Equipment — 0.9%
Affinia Group, Inc. 9.000% 11/30/14	625,000	603,125

Automotive & Parts — 5.1%
American Axle & Manufacturing, Inc. 7.875% 3/01/17	665,000	625,100
Cooper Tire & Rubber Co. 8.000% 12/15/19	285,000	276,450
Cooper-Standard Automotive, Inc. 8.500% 5/01/18	500,000	510,000
Delphi Corp. (a) 5.875% 5/15/19	240,000	223,200
Delphi Corp. (a) 6.125% 5/15/21	160,000	148,800
International Automotive Components Group SL (a) 9.125% 6/01/18	740,000	691,900
Pittsburgh Glass Works LLC (a) 8.500% 4/15/16	710,000	653,200
Titan International, Inc. 7.875% 10/01/17	325,000	338,000

		3,466,650

Banks — 2.4%
Ally Financial, Inc. 6.750% 12/01/14	250,000	239,063

	Principal Amount	Value
CIT Group, Inc. (a) 7.000% 5/04/15	$1,380,000	$1,369,650

		1,608,713

Beverages — 0.7%
Cott Beverages, Inc. 8.125% 9/01/18	485,000	494,700

Building Materials — 0.7%
Interline Brands, Inc. 7.000% 11/15/18	460,000	449,650

Chemicals — 2.4%
Celanese US Holdings LLC 5.875% 6/15/21	160,000	157,600
Georgia Gulf Corp. (a) 9.000% 1/15/17	315,000	318,150
Omnova Solutions, Inc. 7.875% 11/01/18	690,000	558,900
Vertellus Specialties, Inc. (a) 9.375% 10/01/15	700,000	612,500

		1,647,150

Coal — 0.9%
Arch Coal, Inc. (a) 7.000% 6/15/19	210,000	199,500
Arch Coal, Inc. (a) 7.250% 6/15/21	150,000	144,375
Consol Energy, Inc. 8.250% 4/01/20	250,000	263,125

		607,000

Commercial Services — 4.6%
ARAMARK Holdings Corp. (a) 8.625% 5/01/16	165,000	162,525
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.250% 1/15/19	845,000	773,175
The Hertz Corp. 6.750% 4/15/19	950,000	862,125
Rent-A-Center, Inc. 6.625% 11/15/20	330,000	316,800
RR Donnelley & Sons Co. 7.250% 5/15/18	190,000	171,712
RSC Equipment Rental, Inc. /RSC Holdings III LLC 8.250% 2/01/21	575,000	497,375
United Rentals North America, Inc. 8.375% 9/15/20	390,000	357,825

		3,141,537

Computers — 0.8%
Seagate HDD Cayman (a) 7.000% 11/01/21	565,000	519,800

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Diversified Financial — 4.3%
American General Finance Corp. 6.500% 9/15/17	$425,000	$302,812
Community Choice Financial, Inc. (a) 10.750% 5/01/19	355,000	344,350
Ford Motor Credit Co. LLC 6.625% 8/15/17	475,000	494,621
International Lease Finance Corp. 5.750% 5/15/16	550,000	488,848
International Lease Finance Corp. 8.625% 9/15/15	450,000	446,625
Pinafore LLC/Pinafore, Inc. (a) 9.000% 10/01/18	540,000	553,500
Springleaf Finance Corp. 5.375% 10/01/12	360,000	331,200

		2,961,956

Electric — 3.8%
Calpine Corp. (a) 7.500% 2/15/21	625,000	596,875
Energy Future Holdings Corp. 10.000% 1/15/20	670,000	649,900
Intergen NV (a) 9.000% 6/30/17	500,000	508,750
NRG Energy, Inc. (a) 7.625% 5/15/19	185,000	168,350
NRG Energy, Inc. 8.250% 9/01/20	425,000	401,625
NRG Energy, Inc. 8.500% 6/15/19	250,000	241,250

		2,566,750

Engineering & Construction — 0.6%
Tutor Perini Corp. 7.625% 11/01/18	445,000	380,475

Entertainment — 1.8%
Regal Entertainment Group 9.125% 8/15/18	335,000	331,650
Vail Resorts, Inc. (a) 6.500% 5/01/19	230,000	226,550
WM Finance Corp. (a) 9.500% 6/15/16	207,000	209,588
WMG Acquisition Corp. 9.500% 6/15/16	488,000	494,100

		1,261,888

Foods — 0.4%
JBS USA LLC/JBS USA Finance, Inc. (a) 7.250% 6/01/21	370,000	305,250

Forest Products & Paper — 1.1%
Xerium Technologies, Inc. (a) 8.875% 6/15/18	925,000	786,250

	Principal Amount	Value
Health Care – Products — 1.7%
Alere, Inc. 9.000% 5/15/16	$925,000	$883,375
Teleflex, Inc. 6.875% 6/01/19	280,000	277,200

		1,160,575

Health Care – Services — 4.3%
Apria Healthcare Group, Inc. 12.375% 11/01/14	86,000	79,120
HCA Holdings, Inc. (a) 7.750% 5/15/21	400,000	375,000
HCA, Inc. 6.500% 2/15/20	410,000	400,775
HCA, Inc. 7.500% 2/15/22	960,000	885,600
HEALTHSOUTH Corp. 7.250% 10/01/18	220,000	209,000
HEALTHSOUTH Corp. 7.750% 9/15/22	435,000	394,762
IASIS Healthcare LLC/IASIS Capital Corp. (a) 8.375% 5/15/19	745,000	603,450

		2,947,707

Holding Company – Diversified — 0.6%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (a) 8.500% 5/15/18	350,000	295,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (a) 9.000% 4/15/19	140,000	119,000

		414,750

Household Products — 1.0%
Diversey, Inc. 8.250% 11/15/19	150,000	178,875
Spectrum Brands Holdings, Inc. 9.500% 6/15/18	500,000	532,500

		711,375

Housewares — 0.3%
Libbey Glass, Inc. 10.000% 2/15/15	203,000	212,643

Iron & Steel — 0.6%
Tube City IMS Corp. 9.750% 2/01/15	425,000	405,875

Leisure Time — 1.6%
Brunswick Corp. 7.125% 8/01/27	530,000	450,500
Brunswick Corp. 7.375% 9/01/23	285,000	256,500
Easton-Bell Sports, Inc. 9.750% 12/01/16	345,000	360,525

		1,067,525

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Machinery – Diversified — 0.5%
The Manitowoc Co., Inc. 8.500% 11/01/20	$360,000	$325,800

Manufacturing — 2.0%
Griffon Corp. 7.125% 4/01/18	410,000	361,825
Polypore International, Inc. 7.500% 11/15/17	600,000	603,000
Trimas Corp. 9.750% 12/15/17	400,000	418,000

		1,382,825

Media — 7.4%
CCO Holdings LLC/CCO Holdings Capital Corp. 7.250% 10/30/17	300,000	300,000
Cequel Communications Holdings I LLC/Cequel Capital Corp. (a) 8.625% 11/15/17	1,100,000	1,089,000
Clear Channel Worldwide Holdings, Inc., Series A 9.250% 12/15/17	100,000	101,500
Clear Channel Worldwide Holdings, Inc., Series B 9.250% 12/15/17	400,000	409,000
Gannett Co., Inc. 9.375% 11/15/17	775,000	833,125
LIN Television Corp. 8.375% 4/15/18	575,000	580,750
Mediacom LLC/Mediacom Capital Corp. 9.125% 8/15/19	635,000	631,825
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. 8.875% 4/15/17	550,000	543,125
Sinclair Television Group, Inc. (a) 9.250% 11/01/17	570,000	598,500

		5,086,825

Metal Fabricate & Hardware — 1.1%
Ardagh Packaging Finance PLC (a) 7.375% 10/15/17	300,000	286,500
Mueller Water Products, Inc. 8.750% 9/01/20	450,000	443,250

		729,750

Mining — 0.6%
FMG Resources PTY Ltd. (a) 7.000% 11/01/15	445,000	413,850

Oil & Gas — 11.1%
Alta Mesa Holdings / Alta Mesa Finance Services Corp. 9.625% 10/15/18	1,075,000	978,250
Calumet Specialty Products Partners LP/Calumet Finance Corp. (a) 9.375% 5/01/19	850,000	790,500

	Principal Amount	Value
Chaparral Energy, Inc. 8.250% 9/01/21	$975,000	$889,687
Concho Resources, Inc. 6.500% 1/15/22	370,000	364,450
Goodrich Petroleum Corp. (a) 8.875% 3/15/19	780,000	752,700
Hilcorp Energy I LP/Hilcorp Finance Co. (a) 7.625% 4/15/21	440,000	442,200
Laredo Petroleum, Inc. (a) 9.500% 2/15/19	290,000	304,500
MEG Energy Corp. (a) 6.500% 3/15/21	340,000	325,550
Northern Tier Energy LLC and Northern Tier Finance Corp. (a) 10.500% 12/01/17	580,000	603,200
Quicksilver Resources, Inc. 7.125% 4/01/16	695,000	611,600
Sandridge Energy, Inc. (a) 8.000% 6/01/18	345,000	324,300
SM Energy Co. (a) 6.625% 2/15/19	225,000	223,875
Unit Corp. 6.625% 5/15/21	235,000	233,825
Venoco, Inc. 8.875% 2/15/19	885,000	761,100

		7,605,737

Packaging & Containers — 4.6%
Intertape Polymer US, Inc. 8.500% 8/01/14	460,000	409,400
Packaging Dynamics Corp. (a) 8.750% 2/01/16	700,000	686,000
Pregis Corp. 12.375% 10/15/13	1,155,000	1,051,050
Sealed Air Corp. (a) 8.125% 9/15/19	425,000	429,250
Sealed Air Corp. (a) 8.375% 9/15/21	249,000	251,490
Solo Cup Co. 8.500% 2/15/14	340,000	295,800

		3,122,990

Pharmaceuticals — 5.7%
Endo Pharmaceuticals Holdings, Inc. (a) 7.000% 7/15/19	225,000	225,844
Endo Pharmaceuticals Holdings, Inc. (a) 7.250% 1/15/22	170,000	170,425
Giant Funding Corp. (a) 8.250% 2/01/18	466,000	466,000
Mylan, Inc. (a) 6.000% 11/15/18	550,000	534,875
Omnicare, Inc. 7.750% 6/01/20	600,000	612,000

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Valeant Pharmaceuticals International (a) 6.750% 10/01/17	$450,000	$414,562
Valeant Pharmaceuticals International (a) 6.875% 12/01/18	225,000	203,625
Valeant Pharmaceuticals International (a) 7.000% 10/01/20	300,000	265,500
Warner Chilcott Corp. LLC 7.750% 9/15/18	1,035,000	988,425

		3,881,256

Pipelines — 0.8%
Targa Resources Partners LP/Targa Resources Partners Finance Corp. (a) 6.875% 2/01/21	540,000	518,400

Retail — 2.0%
Fiesta Restaurant Group (a) 8.875% 8/15/16	800,000	778,000
Inergy LP/Inergy Finance Corp. 7.000% 10/01/18	375,000	352,500
OSI Restaurant Partners, Inc. 10.000% 6/15/15	235,000	234,413

		1,364,913

Savings & Loans — 1.1%
Dolphin Subsidiary II, Inc. (a) 6.500% 10/15/16	545,000	538,188
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. 9.750% 4/01/17	750,000	243,750

		781,938

Semiconductors — 0.4%
Sensata Technologies BV (a) 6.500% 5/15/19	290,000	275,500

Software — 4.8%
Audatex North America, Inc. (a) 6.750% 6/15/18	675,000	669,937
EVERTEC, Inc. 11.000% 10/01/18	1,000,000	1,040,000
Fidelity National Information Services, Inc. 7.625% 7/15/17	175,000	182,000
Fidelity National Information Services, Inc. 7.875% 7/15/20	225,000	234,000
First Data Corp. (a) 7.375% 6/15/19	840,000	745,500
First Data Corp. 9.875% 9/24/15	258,000	216,075
First Data Corp. 11.250% 3/31/16	50,000	33,750
First Data Corp. (a) 12.625% 1/15/21	258,000	190,920

		3,312,182

	Principal Amount	Value
Telecommunications — 3.2%
CPI International, Inc. 8.000% 2/15/18	$140,000	$126,000
MetroPCS Wireless, Inc. 7.875% 9/01/18	475,000	460,750
Sprint Capital Corp. 6.900% 5/01/19	1,335,000	1,148,100
Viasat, Inc. 8.875% 9/15/16	450,000	456,750

		2,191,600

Transportation — 3.1%
CHC Helicopter SA (a) 9.250% 10/15/20	375,000	318,750
Quality Distribution LLC/QD Capital Corp. 9.875% 11/01/18	905,000	873,325
RailAmerica, Inc. 9.250% 7/01/17	400,000	433,000
Swift Services Holdings, Inc. 10.000% 11/15/18	540,000	480,600

		2,105,675

TOTAL CORPORATE DEBT (Cost $68,890,091)		64,954,236

TOTAL BONDS & NOTES (Cost $68,890,091)		64,954,236

TOTAL LONG-TERM INVESTMENTS (Cost $68,890,091)		64,954,236

SHORT-TERM INVESTMENTS — 4.2%
Time Deposits — 4.2%
Euro Time Deposit 0.010% 10/03/11	2,900,117	2,900,117

TOTAL SHORT-TERM INVESTMENTS (Cost $2,900,117)		2,900,117

TOTAL INVESTMENTS — 99.3% (Cost $71,790,208) (b)		67,854,353

Other Assets/(Liabilities) — 0.7%		475,029

NET ASSETS — 100.0%		$68,329,382

Notes to Portfolio of Investments

(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, these securities amounted to a value of $26,298,054 or 38.49% of net assets.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 129.3%

CORPORATE DEBT — 4.0% Diversified Financial — 0.6%
General Electric Capital Corp. 3.500% 8/13/12	$1,000,000	$1,022,078
Morgan Stanley FRN 5.560% 5/01/14	1,465,000	1,439,319

		2,461,397

Foods — 0.0%
Kraft Foods, Inc. 5.625% 11/01/11	129,000	129,410

Insurance — 2.1%
Berkshire Hathaway, Inc. FRN 0.708% 2/11/13	2,900,000	2,905,487
MetLife Global Funding I (a) 2.875% 9/17/12	500,000	507,925
Pacific Life Global Funding VRN (a) 5.740% 2/06/16	5,000,000	5,046,950

		8,460,362

Multi-National — 0.6%
International Bank for Reconstruction & Development FRN 4.982% 12/10/13	2,105,000	2,139,080

Pipelines — 0.1%
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	460,000	461,805

Telecommunications — 0.6%
AT&T Corp. 7.300% 11/15/11	1,250,000	1,258,919
Telefonica Emisiones SAU FRN 0.594% 2/04/13	1,275,000	1,226,143

		2,485,062

TOTAL CORPORATE DEBT (Cost $12,458,360)		16,137,116

MUNICIPAL OBLIGATIONS — 0.2%
North Carolina State Education Assistance Authority Student Loan Revenue Bonds FRN 0.823% 1/25/21	724,748	723,893

TOTAL MUNICIPAL OBLIGATIONS (Cost $723,758)		723,893

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 16.2%
Automobile ABS — 3.9%
Ally Auto Receivables Trust, Series 2010-4, Class A2 0.710% 2/15/13	711,043	710,975

	Principal Amount	Value
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class A2 0.770% 12/09/13	$351,393	$351,477
AmeriCredit Automobile Receivables Trust, Series 2011-1, Class A2 0.840% 6/09/14	1,575,525	1,575,153
AmeriCredit Automobile Receivables Trust, Series 2010-4, Class A2 0.960% 5/08/14	459,725	460,165
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A2 1.460% 11/06/13	285,801	285,691
Avis Budget Rental Car Funding AESOP LLC, Series 2007-2A, Class A FRN (a) 0.370% 8/20/13	1,400,000	1,380,201
Avis Budget Rental Car Funding AESOP LLC, Series 2009-1A, Class A (a) 9.310% 10/20/13	650,000	692,684
CarMax Auto Owner Trust, Series 2010-2, Class A2 0.920% 1/15/13	175,136	175,178
Chesapeake Funding LLC, Series 2009-2A, Class A FRN (a) 1.979% 9/15/21	899,089	903,775
Chesapeake Funding LLC, Series 2009-1, Class A FRN (a) 2.229% 12/15/20	668,328	671,138
Daimler Chrysler Auto Trust, Series 2008-B, Class A4A 5.320% 11/10/14	928,291	936,248
DT Auto Owner Trust, Series 2010-1A, Class A2 (a) 0.990% 12/17/12	267,814	267,944
First Investors Auto Owner Trust, Series 2011-1, Class A2 (a) 1.470% 3/16/15	331,965	332,085
Ford Credit Auto Owner Trust, Series 2011-B, Class A2 0.680% 1/15/14	900,000	898,467
Harley-Davidson Motorcycle Trust, Series 2010-1, Class A2 0.830% 11/15/13	632,962	632,951
LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A (a) 2.550% 9/15/16	609,987	609,058
Navistar Financial Corp. Owner Trust, Series 2010-A, Class A2 (a) 1.470% 10/18/12	216,717	216,904
New York City Tax Lien, Series 2010-AA, Class A (a) 1.680% 1/10/24	214,732	214,958

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nissan Auto Lease Trust, Series 2010-B, Class A2 0.900% 5/15/13	$484,628	$485,002
Santander Consumer Acquired Receivables Trust, Series 2011-WO, Class A3 (a) 1.400% 10/15/14	925,000	931,421
Santander Drive Auto Receivables Trust, Series 2010-3, Class A2 0.930% 6/17/13	620,929	620,895
Santander Drive Auto Receivables Trust, Series 2011-1, Class A2 0.940% 2/18/14	675,000	674,406
Santander Drive Auto Receivables Trust, Series 2010-2, Class A2 0.950% 8/15/13	431,431	431,783
Toyota Auto Receivables Owner Trust, Series 2010-B, Class A2 0.740% 8/15/12	144,300	144,330
Volkswagen Auto Lease Trust, Series 2010-A, Class A2 0.770% 1/22/13	551,819	552,230
Westlake Automobile Receivables Trust, Series 2010-1A, Class A (a) 1.750% 12/17/12	139,066	139,358
Wheels SPV LLC, Series 2009-1, Class A FRN (a) 1.779% 3/15/18	283,847	284,870

		15,579,347

Home Equity ABS — 1.8%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.504% 8/25/35	391,928	353,806
ACE Securities Corp., Series 2005-HE2, Class M2 FRN 0.684% 4/25/35	978,833	944,736
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class A2C STEP 0.594% 7/25/35	321,623	276,511
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.604% 11/25/34	477,737	446,037
Bayview Financial Acquisition Trust, Series 2004-D, Class A FRN 0.822% 8/28/44	142,334	125,467
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE10, Class A3 FRN 0.614% 11/25/35	395,760	384,671
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE4, Class M1 FRN 0.664% 4/25/35	373,398	360,269

	Principal Amount	Value
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A1 FRN 0.284% 1/25/37	$119,804	$117,528
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.464% 9/25/34	312,435	279,660
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF3, Class M1 FRN 0.634% 4/25/35	882,174	820,278
Home Equity Asset Trust, Series 2005-5, Class 2A3 FRN 0.644% 11/25/35	800,000	759,070
Morgan Stanley Capital Inc., Series 2006-HE5, Class A2B FRN 0.334% 8/25/36	65,314	65,033
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 STEP 0.704% 5/25/35	511,713	485,372
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.614% 8/25/35	675,945	606,635
RAAC Series, Series 2005-RP2, Class A FRN (a) 0.584% 6/25/35	373,582	356,291
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.424% 3/25/36	466,243	417,323
Securitized Asset-Backed Receivables LLC, Series 2005-FR5, Class A1A FRN 0.524% 8/25/35	76,000	74,778
Soundview Home Equity Loan Trust, Series 2006-WF2, Class A2B FRN 0.334% 12/25/36	260,201	257,278
Truman Capital Mortgage Loan Trust, Series 2004-2, Class A2 STEP (a) 0.784% 12/25/32	72,072	66,995

		7,197,738

Other ABS — 2.1%
CLI Funding LLC, Series 2006-1A, Class A FRN (a) 0.409% 8/18/21	428,385	389,831
CNH Equipment Trust, Series 2010-C, Class A2 0.830% 4/15/13	397,484	397,567
CNH Wholesale Master Note Trust, Series 2011-1A, Class A FRN (a) 1.029% 12/15/15	700,000	704,185
GE Equipment Transportation LLC, Series 2011-1, Class A2 0.770% 10/21/13	450,000	449,815

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Great America Leasing Receivables, Series 2011-1, Class A2 (a) 1.050% 3/15/13	$1,100,000	$1,100,503
Helios Finance LP, Series 2007-S1, Class B2 FRN (a) 2.581% 10/20/14	449,280	448,543
Macquarie Equipment Funding Trust, Series 2011-A, Class A2 (a) 1.210% 9/20/13	350,000	350,032
PFS Financing Corp., Series 2009-D, Class A FRN (a) 2.029% 2/15/14	1,700,000	1,705,392
Tax Liens Securitization Trust, Series 2010-1A, Class 1A2 (a) 2.000% 4/15/18	211,639	211,470
Textainer Marine Containers Ltd., Series 2005-1A, Class A FRN (a) 0.480% 5/15/20	1,681,167	1,563,485
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B FRN (a) 2.729% 7/15/41	1,029,522	1,029,520

		8,350,343

Student Loans ABS — 7.5%
Access Group, Inc., Series 2004-2, Class A1 FRN 0.343% 7/25/12	611,136	610,786
Access Group, Inc., Series 2005-1, Class A1 FRN (a) 0.435% 6/22/18	679,496	678,505
Access Group, Inc., Series 2007-A, Class A2 FRN 0.441% 8/25/26	351,722	331,338
Access Group, Inc., Series 2002-1, Class A2 FRN 0.538% 9/25/25	575,477	573,712
Access Group, Inc., Series 2003-1, Class A2 FRN 0.608% 12/27/16	320,575	319,534
Access to Loans for Learning Student Loan Corp., Series 2003-IV, Class A6 FRN 0.443% 1/25/13	221,514	221,137
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.372% 3/28/17	525,540	522,686
College Loan Corp. Trust, Series 2005-2, Class A2 FRN 0.359% 10/15/21	379,122	375,285
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.726% 1/25/47	1,175,000	1,004,625
Education Funding Capital Trust, Series 2003-2, Class A3 FRN 0.647% 12/15/17	321,429	321,387

	Principal Amount	Value
Education Funding Capital Trust, Series 2003-2, Class A4 FRN 1.731% 3/15/32	$1,100,000	$1,090,375
Education Funding Capital Trust I, Series 2003-3, Class A4 FRN 1.722% 12/15/32	1,000,000	990,000
Education Funding Capital Trust I, Series 2003-3, Class A5 FRN 1.731% 12/15/42	550,000	530,750
GCO Education Loan Funding Trust, Series 2006-1, Class A7L FRN 0.341% 5/25/22	242,468	237,563
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L FRN (a) 0.381% 5/25/23	591,719	569,110
Higher Education Funding I, Series 2004-1, Class A13 FRN (a) 1.707% 1/01/44	300,000	255,000
Higher Education Funding I, Series 2004-1, Class A15 FRN (a) 1.719% 1/01/44	425,000	361,250
Keycorp Student Loan Trust, Series 2005-A, Class 2A2 FRN 0.490% 3/27/24	190,109	187,524
Keycorp Student Loan Trust, Series 2003-A, Class 1A2 FRN 0.513% 10/25/32	235,305	220,990
National Collegiate Student Loan Trust, Series 2007-2, Class A1 FRN 0.274% 1/27/25	290,425	289,643
National Collegiate Student Loan Trust, Series 2007-1, Class A1 FRN 0.274% 6/25/25	662,476	660,057
National Collegiate Student Loan Trust, Series 2006-3, Class A2 FRN 0.344% 3/25/26	639,589	630,114
National Collegiate Student Loan Trust, Series 2006-1, Class A2 FRN 0.374% 8/25/23	255,423	254,483
National Collegiate Student Loan Trust, Series 2005-2, Class A2 FRN 0.384% 2/25/26	32,753	32,728
National Collegiate Student Loan Trust, Series 2005-3, Class A2 FRN 0.434% 9/25/25	822,560	818,262
Nelnet Student Loan Trust, Series 2002-1, Class A2 FRN 0.481% 5/25/27	837,101	819,012
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 1.034% 4/25/46	385,196	386,545
Northstar Education Finance, Inc., Series 2005-1, Class A1 FRN 0.352% 10/28/26	822,812	814,037

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Northstar Education Finance, Inc., Series 2004-1, Class A3 FRN 0.422% 4/28/17	$747,250	$746,832
Northstar Education Finance, Inc., Series 2006-A, Class A2 FRN 0.509% 11/28/23	134,647	133,753
SLC Student Loan Trust, Series 2006-A, Class A4 FRN 0.369% 1/15/19	676,615	669,458
SLM Student Loan Trust, Series 2006-6, Class A1 FRN 0.243% 10/25/18	60,033	59,998
SLM Student Loan Trust, Series 2006-7, Class A3 FRN 0.273% 7/25/18	804	804
SLM Student Loan Trust, Series 2005-2, Class A4 FRN 0.333% 4/25/17	110,048	109,931
SLM Student Loan Trust, Series 2005-1, Class A2 FRN 0.333% 4/27/20	114,964	113,606
SLM Student Loan Trust, Series 2005-7, Class A2 FRN 0.343% 4/25/22	233,478	233,182
SLM Student Loan Trust, Series 2005-6, Class A4 FRN 0.343% 4/25/22	46,167	46,032
SLM Student Loan Trust, Series 2006-C, Class A2 FRN 0.397% 9/15/20	175,568	174,055
SLM Student Loan Trust, Series 2007-7, Class A2 FRN 0.453% 1/25/16	246,841	246,007
SLM Student Loan Trust, Series 2007-6, Class A2 FRN 0.503% 1/25/19	200,000	198,824
SLM Student Loan Trust, Series 2002-6, Class A4L FRN 0.527% 3/15/19	872,305	869,381
SLM Student Loan Trust, Series 2003-6, Class A4 FRN 0.547% 12/17/18	80,881	80,607
SLM Student Loan Trust, Series 2003-7, Class A4 FRN 0.547% 3/15/19	246,088	246,009
SLM Student Loan Trust, Series 2008-2, Class A1 FRN 0.553% 1/25/15	196,573	196,573
SLM Student Loan Trust, Series 2003-5, Class A4 FRN 0.557% 12/17/18	6,024	6,023
SLM Student Loan Trust, Series 2003-3, Class A4 FRN 0.567% 12/15/17	306,107	305,169

	Principal Amount	Value
SLM Student Loan Trust, Series 2008-7, Class A2 FRN 0.753% 10/25/17	$490,000	$490,225
SLM Student Loan Trust, Series 2003-7, Class B FRN 0.917% 9/15/39	1,303,058	1,087,873
SLM Student Loan Trust, Series 2003-12, Class B FRN 0.937% 3/15/38	485,787	407,789
SLM Student Loan Trust, Series 2003-4, Class B FRN 0.997% 6/15/38	269,950	227,203
SLM Student Loan Trust, Series 2003-11, Class B FRN 0.997% 12/15/38	1,009,578	839,099
SLM Student Loan Trust, Series 2008-4, Class A2 FRN 1.303% 7/25/16	175,000	177,285
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 1.725% 12/15/16	3,950,000	3,948,766
SLM Student Loan Trust, Series 2010-C, Class A1 FRN (a) 1.879% 12/15/17	624,137	626,680
SLM Student Loan Trust, Series 2003-5, Class B FRN 3.772% 9/15/39	950,000	741,000
SMS Student Loan Trust, Series 1998-A, Class A2 FRN 0.372% 7/28/26	480,924	471,764
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.442% 10/28/28	466,099	459,260
South Carolina Student Loan Corp., Series 2010-1, Class A1 FRN 0.703% 1/25/21	952,929	951,128
Wells Fargo Student Loan Trust, Series 2001-1, Class A2 FRN 0.491% 5/25/30	1,196,164	1,190,942

		30,161,696

WL Collateral CMO — 0.7%
Merrill Lynch Mortgage Investors Trust, Series 2005-AR1, Class A1A FRN 0.514% 6/25/36	325,111	309,717
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (a) 2.500% 3/23/51	1,022,252	1,019,696
Morgan Stanley Reremic Trust, Series 2009-IO, Class A1 (a) 3.000% 7/17/56	1,745,558	1,749,922

		3,079,335

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WL Collateral PAC — 0.2%
Structured Asset Securities Corp., Series 2006-BC4, Class A2 FRN 0.284% 12/25/36	$193,590	$192,667
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.484% 11/25/37	560,612	504,441

		697,108

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $65,445,494)		65,065,567

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 0.4%
Pass-Through Securities — 0.4%
Federal Home Loan Mortgage Corp., Pool #1Q0239 FRN 2.503% 3/01/37	1,523,020	1,603,420

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $1,552,052)		1,603,420

U.S. TREASURY OBLIGATIONS — 108.5%
U.S. Treasury Bonds & Notes — 108.5%
U.S. Treasury Inflation Index (b) 0.125% 4/15/16	12,814,095	13,246,570
U.S. Treasury Inflation Index (b) 0.500% 4/15/15	6,286,094	6,546,869
U.S. Treasury Inflation Index (b) 0.625% 4/15/13	8,037,602	8,191,446
U.S. Treasury Inflation Index (b) 0.625% 7/15/21	9,592,585	10,020,055
U.S. Treasury Inflation Index (b) 1.125% 1/15/21	22,379,476	24,460,767
U.S. Treasury Inflation Index (b) 1.250% 4/15/14	19,214,820	20,151,542
U.S. Treasury Inflation Index (b) 1.250% 7/15/20	14,357,574	15,874,541
U.S. Treasury Inflation Index (b) 1.375% 7/15/18	7,124,020	7,909,443
U.S. Treasury Inflation Index (b) 1.375% 1/15/20	8,357,680	9,320,171
U.S. Treasury Inflation Index (b) 1.625% 1/15/15	17,185,109	18,510,912
U.S. Treasury Inflation Index (b) 1.625% 1/15/18	10,012,665	11,218,644
U.S. Treasury Inflation Index (b) 1.750% 1/15/28	10,945,456	12,700,696
U.S. Treasury Inflation Index 1.875% 7/15/13	7,995,260	8,375,659

	Principal Amount	Value
U.S. Treasury Inflation Index (b) 1.875% 7/15/15	$14,541,479	$15,984,834
U.S. Treasury Inflation Index (b) 1.875% 7/15/19	11,522,273	13,279,780
U.S. Treasury Inflation Index (b) 2.000% 1/15/14	11,792,556	12,536,408
U.S. Treasury Inflation Index (b) 2.000% 7/15/14	21,878,800	23,562,442
U.S. Treasury Inflation Index (b) 2.000% 1/15/16	12,657,229	14,081,167
U.S. Treasury Inflation Index (b) 2.000% 1/15/26	7,791,253	9,274,379
U.S. Treasury Inflation Index (b) 2.125% 1/15/19	12,690,014	14,791,025
U.S. Treasury Inflation Index (b) 2.125% 2/15/40	6,945,407	8,831,573
U.S. Treasury Inflation Index (b) 2.125% 2/15/41	9,676,596	12,376,880
U.S. Treasury Inflation Index (b) 2.375% 1/15/17	13,487,810	15,520,739
U.S. Treasury Inflation Index (b) 2.375% 1/15/25	19,469,795	24,071,055
U.S. Treasury Inflation Index (b) 2.375% 1/15/27	5,601,250	7,008,371
U.S. Treasury Inflation Index (b) 2.500% 7/15/16	11,745,930	13,506,021
U.S. Treasury Inflation Index (b) 2.500% 1/15/29	12,626,880	16,222,976
U.S. Treasury Inflation Index (b) 2.625% 7/15/17	10,589,641	12,485,502
U.S. Treasury Inflation Index 3.000% 7/15/12	5,779,808	5,951,120
U.S. Treasury Inflation Index (b) 3.375% 4/15/32	3,181,900	4,704,365
U.S. Treasury Inflation Index (b) 3.625% 4/15/28	13,506,863	19,481,540
U.S. Treasury Inflation Index (b) 3.875% 4/15/29	17,178,000	25,857,720

		436,055,212

TOTAL U.S. TREASURY OBLIGATIONS (Cost $397,238,031)		436,055,212

TOTAL BONDS & NOTES (Cost $477,417,695)		519,585,208

TOTAL LONG-TERM INVESTMENTS (Cost $477,417,695)		519,585,208

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 72.8%
Commercial Paper — 72.8%
ABB Treasury Centre USA, Inc. (a) 0.467% 10/19/11	$11,000,000	$10,997,470
Bacardi USA, Inc. 0.365% 10/13/11	4,800,000	4,799,424
BAE Systems Holdings, Inc. (a) 0.350% 10/24/11	6,800,000	6,798,479
BAT International Finance (a) 0.406% 10/28/11	6,800,000	6,797,960
BMW US Capital LLC (a) 0.420% 10/13/11	6,900,000	6,899,034
Carnival PLC (a) 0.386% 11/07/11	6,800,000	6,797,344
Comcast Corp. (a) 0.370% 10/13/11	6,900,000	6,899,149
Covidien International Finance SA (a) 0.380% 11/01/11	10,000,000	9,996,728
Daimler Finance North America LLC (a) 0.396% 12/05/11	6,800,000	6,795,212
Deutsche Telekom 0.450% 10/11/11	6,900,000	6,899,138
Diageo Capital PLC (a) 0.497% 12/07/11	6,800,000	6,793,799
Duke Energy Corp. (a) 0.416% 12/06/11	6,800,000	6,794,889
Eaton Corp. (a) 0.460% 11/10/11	6,900,000	6,896,473
Elsevier Financial SA (a) 0.010% 10/04/11	6,900,000	6,899,787
Enbridge Energy Partners LP (a) 0.375% 10/13/11	6,800,000	6,799,161
Ensco (a) 0.400% 10/03/11	6,800,000	6,799,851
ERAC USA Finance Co. (a) 0.457% 12/28/11	6,500,000	6,492,850
ERAC USA Finance Co. (a) 0.650% 11/15/11	300,000	299,756
Exelon Corp. (a) 0.450% 10/21/11	6,500,000	6,498,375
Glencore Funding LLC 0.558% 10/17/11	6,500,000	6,498,411
Harley-Davidson Funding Corp. (a) 0.406% 12/01/11	6,800,000	6,795,391
HJ Heinz Financial Co. (a) 0.000% 10/03/11	6,900,000	6,899,866
National Fuel Gas Co. 0.385% 10/11/11	4,800,000	4,799,493
National Grid USA (a) 0.500% 12/05/11	6,900,000	6,893,771
NBC Universal Media (a) 0.650% 3/13/12	6,000,000	5,982,233

	Principal Amount	Value
NextEra Energy Capital Holdings, Inc. 0.508% 12/19/11	$10,000,000	$9,989,028
Nissan Motor Acceptance Corp. (a) 0.365% 10/03/11	770,000	769,985
OGE Energy Corp. (a) 0.355% 10/03/11	11,000,000	10,999,786
Omnicom Capital, Inc. (a) 0.436% 12/08/11	6,800,000	6,794,639
Pacific Gas & Electric Co. (a) 0.365% 10/21/11	1,185,000	1,184,763
Pall Corp. (a) 0.396% 10/21/11	6,800,000	6,798,527
Reckitt Benckiser PLC (a) 0.430% 11/18/11	10,000,000	9,994,267
Sempra Energy Global Enterprises, (a) 0.750% 3/21/12	6,775,000	6,750,723
South Carolina Electric & Gas 0.375% 10/26/11	700,000	699,820
South Carolina Electric & Gas 0.385% 10/14/11	3,780,000	3,779,481
South Carolina Electric & Gas 0.406% 11/03/11	2,300,000	2,299,157
Stanley Black & Decker, Inc. (a) 0.416% 12/07/11	10,800,000	10,791,759
Tesco PLC (a) 0.396% 10/11/11	6,800,000	6,799,263
Thermo Fisher Scientific, Inc. (a) 0.400% 11/14/11	11,000,000	10,994,622
UnitedHealth Group, Inc. (a) 0.400% 10/03/11	10,000,000	9,999,778
UnitedHealth Group, Inc. (a) 0.450% 10/25/11	1,000,000	999,700
Verizon Communications, Inc. (a) 0.300% 10/17/11	4,400,000	4,399,413
Verizon Communications, Inc. (a) 0.300% 10/17/11	1,000,000	999,867
VF Corp. 0.450% 11/17/11	6,800,000	6,796,005
Viacom, Inc. (a) 0.375% 10/17/11	3,770,000	3,769,380
WellPoint, Inc. (a) 0.300% 10/14/11	1,000,000	999,892
WellPoint, Inc. (a) 0.420% 12/01/11	10,000,000	9,992,883

		292,426,782

Repurchase Agreement — 0.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/11, 0.010%, due 10/03/11 (c)	1,008	1,008

TOTAL SHORT-TERM INVESTMENTS (Cost $292,427,790)		292,427,790

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 202.1% (Cost $769,845,485) (d)	$812,012,998

Other Assets/(Liabilities) — (102.1)%	(410,172,266)

NET ASSETS — 100.0%	$401,840,732

Notes to Portfolio of Investments

ABS	Asset-Backed Security
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
PAC	Planned Amortization Class
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, these securities amounted to a value of $275,587,817 or 68.58% of net assets.
(b)	All or a portion of this security is held as collateral for open reverse repurchase agreements. (Note 2).
(c)	Maturity value of $1,008. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/15/17, and an aggregate market value, including accrued interest, of $2,904.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 99.5%

CORPORATE DEBT — 39.8%
Advertising — 0.2%
WPP Finance 8.000% 9/15/14	$1,365,000	$1,544,883
WPP Finance Corp. 5.875% 6/15/14	345,000	372,911

		1,917,794

Aerospace & Defense — 0.4%
BAE Systems Holdings, Inc. (a) 6.375% 6/01/19	670,000	793,502
Goodrich Corp. 6.125% 3/01/19	250,000	301,011
L-3 Communications Corp. 4.750% 7/15/20	100,000	103,492
L-3 Communications Corp. 6.375% 10/15/15	2,225,000	2,272,281
Lockheed Martin Corp. 6.150% 9/01/36	155,000	187,775
United Technologies Corp. 6.125% 7/15/38	350,000	441,172

		4,099,233

Agriculture — 0.2%
Altria Group, Inc. 9.700% 11/10/18	330,000	437,313
Altria Group, Inc. 9.950% 11/10/38	170,000	242,264
BAT International Finance PLC (a) 8.125% 11/15/13	1,280,000	1,458,304
Philip Morris International, Inc. 6.375% 5/16/38	160,000	206,260

		2,344,141

Airlines — 0.0%
United Air Lines, Inc. (b) 10.110% 2/19/49	162,421	58,269

Auto Manufacturers — 0.1%
Daimler Finance NA LLC (a) 2.625% 9/15/16	900,000	877,786

Banks — 2.4%
Associated Banc-Corp 5.125% 3/28/16	1,400,000	1,456,777
Bank of America Corp. 3.625% 3/17/16	925,000	842,038
Bank of America Corp. 4.500% 4/01/15	700,000	663,421
Bank of America Corp. 5.625% 7/01/20	85,000	78,290
Bank of America Corp. 5.750% 12/01/17	780,000	731,531

	Principal Amount	Value
Bank of America Corp. Series L 5.650% 5/01/18	$460,000	$436,785
Barclays Bank PLC 5.000% 9/22/16	200,000	200,449
Barclays Bank PLC 5.200% 7/10/14	405,000	414,185
Barclays Bank PLC 6.750% 5/22/19	640,000	691,424
Capital One Financial Corp. 2.125% 7/15/14	550,000	544,519
Capital One Financial Corp. 7.375% 5/23/14	455,000	508,230
Credit Suisse AG 5.400% 1/14/20	1,410,000	1,354,600
Credit Suisse New York 5.500% 5/01/14	400,000	422,858
Deutsche Bank AG 3.250% 1/11/16	1,900,000	1,862,938
First Horizon National Corp. 5.375% 12/15/15	1,300,000	1,315,786
HSBC Bank USA 4.625% 4/01/14	1,095,000	1,121,278
ICICI Bank Ltd (a) 4.750% 11/25/16	900,000	860,459
ICICI Bank Ltd. (a) 5.500% 3/25/15	1,115,000	1,110,532
PNC Funding Corp. 4.375% 8/11/20	1,850,000	1,918,243
The Royal Bank of Scotland PLC (a) 4.875% 8/25/14	720,000	724,917
UBS AG 5.750% 4/25/18	1,095,000	1,126,342
Wachovia Bank NA 5.850% 2/01/37	1,015,000	1,054,644
Wachovia Bank NA 6.600% 1/15/38	325,000	372,356
Wachovia Corp. 5.300% 10/15/11	405,000	405,378
Wachovia Corp. 5.750% 6/15/17	910,000	1,024,430
Wells Fargo & Co. 3.625% 4/15/15	1,110,000	1,155,802

		22,398,212

Beverages — 0.1%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	295,000	331,846
Anheuser-Busch Cos., Inc. 6.500% 2/01/43	125,000	166,502

		498,348

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Building Materials — 0.7%
CRH America, Inc. 8.125% 7/15/18	$95,000	$111,117
Lafarge SA (a) 6.200% 7/09/15	2,300,000	2,288,491
Masco Corp. 4.800% 6/15/15	1,875,000	1,813,412
Masco Corp. 7.125% 8/15/13	840,000	895,589
Masco Corp. 7.125% 3/15/20	715,000	692,861
Owens Corning, Inc. 9.000% 6/15/19	590,000	696,604

		6,498,074

Chemicals — 1.8%
Airgas, Inc. 4.500% 9/15/14	810,000	863,590
Ashland, Inc. 9.125% 6/01/17	420,000	464,625
Braskem Finance Ltd. (a) 5.750% 4/15/21	975,000	889,785
Cabot Corp. 5.000% 10/01/16	2,215,000	2,428,079
Cytec Industries, Inc. 8.950% 7/01/17	250,000	316,274
The Dow Chemical Co. 4.850% 8/15/12	545,000	561,134
The Dow Chemical Co. 5.900% 2/15/15	1,465,000	1,617,191
The Dow Chemical Co. 7.600% 5/15/14	855,000	971,085
The Dow Chemical Co. 8.550% 5/15/19	250,000	320,240
E.I. du Pont de Nemours & Co. 3.250% 1/15/15	630,000	670,376
E.I. du Pont de Nemours & Co. 5.000% 1/15/13	135,000	141,772
E.I. du Pont de Nemours & Co. 6.000% 7/15/18	115,000	140,122
Incitec Pivot Ltd. (a) 4.000% 12/07/15	1,300,000	1,325,080
Lyondell Chemical Co. (a) 8.000% 11/01/17	1,879,000	2,024,622
Rohm & Haas Co. 7.850% 7/15/29	1,000,000	1,277,629
RPM International, Inc. 6.250% 12/15/13	1,400,000	1,503,463
Valspar Corp. 5.625% 5/01/12	420,000	430,007
Valspar Corp. 7.250% 6/15/19	315,000	380,395

		16,325,469

	Principal Amount	Value
Coal — 0.1%
Consol Energy, Inc. 8.250% 4/01/20	$590,000	$620,975

Commercial Services — 0.7%
Brambles USA, Inc. (a) 3.950% 4/01/15	1,010,000	1,055,844
Deluxe Corp. 7.375% 6/01/15	120,000	118,800
Donnelley (R.R.) & Sons Co. 4.950% 4/01/14	1,780,000	1,682,100
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	250,000	228,125
Equifax, Inc. 4.450% 12/01/14	1,745,000	1,859,177
ERAC USA Finance LLC (a) 5.800% 10/15/12	1,345,000	1,401,460
ERAC USA Finance LLC (a) 6.700% 6/01/34	125,000	139,263

		6,484,769

Computers — 0.3%
Brocade Communications Systems, Inc. 6.625% 1/15/18	160,000	162,800
Brocade Communications Systems, Inc. 6.875% 1/15/20	80,000	81,700
Electronic Data Systems LLC 7.450% 10/15/29	300,000	370,300
Hewlett-Packard Co. 5.500% 3/01/18	750,000	836,840
HP Enterprise Services LLC Series B 6.000% 8/01/13	360,000	386,006
International Business Machines Corp. 5.600% 11/30/39	600,000	740,190

		2,577,836

Cosmetics & Personal Care — 0.0%
The Procter & Gamble Co. 5.800% 8/15/34	175,000	226,874

Diversified Financial — 5.2%
American Express Co. 6.150% 8/28/17	295,000	337,195
American Express Co. 7.250% 5/20/14	325,000	368,340
American Express Co. 8.125% 5/20/19	810,000	1,022,311
American General Finance Corp. 6.500% 9/15/17	350,000	249,375
The Bear Stearns Cos., Inc. 7.250% 2/01/18	925,000	1,090,381
BlackRock, Inc. 5.000% 12/10/19	580,000	635,862
BlackRock, Inc. 6.250% 9/15/17	295,000	340,792

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Boeing Capital Corp. Ltd. 6.500% 2/15/12	$580,000	$592,154
Citigroup, Inc. 4.750% 5/19/15	1,590,000	1,629,341
Citigroup, Inc. 5.375% 8/09/20	1,100,000	1,139,619
Citigroup, Inc. 5.500% 10/15/14	610,000	633,759
Citigroup, Inc. 5.500% 2/15/17	630,000	627,127
Citigroup, Inc. 5.875% 5/29/37	835,000	798,232
Citigroup, Inc. 6.375% 8/12/14	1,000,000	1,058,719
Citigroup, Inc. 8.500% 5/22/19	575,000	694,496
Eaton Vance Corp. 6.500% 10/02/17	905,000	1,032,340
ERAC USA Finance LLC (a) 2.750% 7/01/13	1,100,000	1,112,805
Ford Motor Credit Co. LLC 5.875% 8/02/21	1,335,000	1,327,902
Ford Motor Credit Co. LLC 8.700% 10/01/14	2,200,000	2,376,502
General Electric Capital Corp. 2.800% 1/08/13	1,280,000	1,302,034
General Electric Capital Corp. 3.500% 8/13/12	1,010,000	1,032,299
General Electric Capital Corp. 4.625% 1/07/21	950,000	985,960
General Electric Capital Corp. 5.300% 2/11/21	1,300,000	1,348,621
General Electric Capital Corp. 5.375% 10/20/16	590,000	646,482
General Electric Capital Corp. 5.500% 1/08/20	115,000	125,434
General Electric Capital Corp. 5.900% 5/13/14	755,000	825,384
General Electric Capital Corp. 6.875% 1/10/39	1,040,000	1,193,651
The Goldman Sachs Group, Inc. 3.625% 2/07/16	380,000	369,958
The Goldman Sachs Group, Inc. 5.375% 3/15/20	950,000	943,421
The Goldman Sachs Group, Inc. 5.450% 11/01/12	3,360,000	3,463,649
The Goldman Sachs Group, Inc. 5.625% 1/15/17	1,700,000	1,649,114
The Goldman Sachs Group, Inc. 6.125% 2/15/33	335,000	336,360
The Goldman Sachs Group, Inc. 6.250% 2/01/41	550,000	534,830

	Principal Amount	Value
HSBC Finance Corp. 6.375% 10/15/11	$340,000	$340,491
International Lease Finance Corp. 5.625% 9/20/13	390,000	374,400
Janus Capital Group, Inc. 6.700% 6/15/17	1,750,000	1,812,582
JP Morgan Chase & Co. 3.450% 3/01/16	1,965,000	1,973,104
JP Morgan Chase & Co. 4.950% 3/25/20	1,655,000	1,750,105
Lazard Group LLC 6.850% 6/15/17	450,000	495,494
Lazard Group LLC 7.125% 5/15/15	1,330,000	1,468,952
Merrill Lynch & Co., Inc. 5.450% 2/05/13	1,595,000	1,580,688
Merrill Lynch & Co., Inc. 7.750% 5/14/38	400,000	371,663
Morgan Stanley 3.800% 4/29/16	600,000	553,158
Morgan Stanley 4.200% 11/20/14	1,765,000	1,726,122
Morgan Stanley 5.450% 1/09/17	330,000	318,311
Morgan Stanley, Series F 6.625% 4/01/18	1,000,000	992,062
National Rural Utilities Cooperative Finance Corp. 10.375% 11/01/18	155,000	222,714
SLM Corp. 5.000% 10/01/13	425,000	416,023
SLM Corp. 6.250% 1/25/16	805,000	790,135
TD Ameritrade Holding Corp. 4.150% 12/01/14	295,000	313,290

		47,323,743

Electric — 2.0%
Allegheny Energy Supply Co. LLC (a) 8.250% 4/15/12	325,000	336,392
Ameren Corp. 8.875% 5/15/14	910,000	1,029,329
CenterPoint Energy Houston Electric LLC Class U 7.000% 3/01/14	260,000	292,879
CMS Energy Corp. 2.750% 5/15/14	650,000	636,302
CMS Energy Corp. 5.050% 2/15/18	1,250,000	1,234,819
CMS Energy Corp. 6.250% 2/01/20	715,000	737,025
CMS Energy Corp. 6.300% 2/01/12	48,000	48,847

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Exelon Generation Co. LLC 5.200% 10/01/19	$785,000	$847,312
Exelon Generation Co. LLC 6.250% 10/01/39	840,000	976,180
IPALCO Enterprises, Inc. (a) 5.000% 5/01/18	1,600,000	1,464,000
Kansas Gas & Electric Co. 5.647% 3/29/21	283,233	294,814
Kiowa Power Partners LLC (a) 4.811% 12/30/13	120,523	121,330
LG&E and KU Energy LLC (a) 4.375% 10/01/21	1,100,000	1,099,724
MidAmerican Energy Holdings Co. 5.950% 5/15/37	1,100,000	1,294,320
Mirant Mid-Atlantic LLC Series 2001 Class A 8.625% 6/30/12	85,031	86,731
Monongahela Power 6.700% 6/15/14	380,000	424,821
Nevada Power Co. Series L 5.875% 1/15/15	470,000	525,138
Nevada Power Co. Series N 6.650% 4/01/36	550,000	729,364
NRG Energy, Inc. 8.500% 6/15/19	650,000	627,250
Oncor Electric Delivery Co. 6.800% 9/01/18	60,000	72,962
Oncor Electric Delivery Co. 7.500% 9/01/38	495,000	705,367
Pacific Gas & Electric Co. 5.800% 3/01/37	543,000	631,016
PPL Energy Supply LLC 6.300% 7/15/13	630,000	674,149
Tenaska Oklahoma (a) 6.528% 12/30/14	198,278	185,309
TransAlta Corp. 6.650% 5/15/18	30,000	34,807
Tri-State Generation & Transmission Association Series 2003 Class A (a) 6.040% 1/31/18	321,589	356,304
Tri-State Generation & Transmission Association Series 2003 Class B (a) 7.144% 7/31/33	480,000	618,024
Union Electric Co. 6.700% 2/01/19	505,000	620,349
Virginia Electric and Power Co. 6.350% 11/30/37	640,000	841,137
Wisconsin Public Service Corp. 5.650% 11/01/17	380,000	445,921

		17,991,922

	Principal Amount	Value
Electrical Components & Equipment — 0.1%
Anixter, Inc. 5.950% 3/01/15	$600,000	$588,000

Electronics — 0.6%
Amphenol Corp. 4.750% 11/15/14	1,095,000	1,160,919
Arrow Electronics, Inc. 6.000% 4/01/20	725,000	774,236
Avnet, Inc. 5.875% 3/15/14	2,015,000	2,157,017
FLIR Systems, Inc. 3.750% 9/01/16	1,100,000	1,095,171

		5,187,343

Entertainment — 0.2%
International Game Technology 5.500% 6/15/20	550,000	591,716
Peninsula Gaming LLC 8.375% 8/15/15	1,085,000	1,079,575

		1,671,291

Environmental Controls — 0.6%
Allied Waste North America, Inc. 6.875% 6/01/17	1,975,000	2,110,781
Republic Services, Inc. 3.800% 5/15/18	595,000	618,697
Republic Services, Inc. 5.000% 3/01/20	1,095,000	1,218,062
Republic Services, Inc. 5.250% 11/15/21	435,000	487,604
Waste Management, Inc. 6.100% 3/15/18	90,000	103,741
Xylem, Inc. (a) 3.550% 9/20/16	800,000	802,367
Xylem, Inc. (a) 4.875% 10/01/21	375,000	388,361

		5,729,613

Foods — 0.8%
ConAgra Foods, Inc. 7.000% 4/15/19	465,000	559,997
Delhaize America, Inc. 9.000% 4/15/31	855,000	1,214,391
General Mills, Inc. 5.400% 6/15/40	70,000	82,362
Kellogg Co. 5.125% 12/03/12	715,000	749,221
Kraft Foods, Inc. 4.125% 2/09/16	1,100,000	1,171,352
Kraft Foods, Inc. 6.500% 2/09/40	375,000	458,407
Kraft Foods, Inc. 6.750% 2/19/14	1,050,000	1,172,120

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The Kroger Co. 7.500% 1/15/14	$305,000	$345,023
Ralcorp Holdings, Inc. 4.950% 8/15/20	600,000	580,815
Ralcorp Holdings, Inc. 6.625% 8/15/39	1,100,000	1,103,366

		7,437,054

Forest Products & Paper — 0.4%
International Paper Co. 7.300% 11/15/39	765,000	859,630
International Paper Co. 9.375% 5/15/19	200,000	244,467
The Mead Corp. 7.550% 3/01/47	1,000,000	1,107,125
Rock-Tenn Co. 5.625% 3/15/13	120,000	123,000
Rock-Tenn Co. 9.250% 3/15/16	1,166,000	1,241,790
Verso Paper Holdings LLC 11.500% 7/01/14	319,000	331,760

		3,907,772

Hand & Machine Tools — 0.1%
Black & Decker Corp. 8.950% 4/15/14	420,000	492,532
Kennametal, Inc. 7.200% 6/15/12	859,000	893,098

		1,385,630

Health Care – Products — 0.6%
Boston Scientific Corp. 4.500% 1/15/15	2,650,000	2,769,054
Boston Scientific Corp. 6.000% 1/15/20	650,000	728,730
Covidien International Finance SA 5.450% 10/15/12	840,000	879,672
Covidien International Finance SA 6.550% 10/15/37	460,000	592,793
Johnson & Johnson 5.850% 7/15/38	175,000	232,089

		5,202,338

Health Care – Services — 0.5%
Apria Healthcare Group, Inc. 11.250% 11/01/14	1,400,000	1,344,000
CIGNA Corp. 5.125% 6/15/20	450,000	489,323
Roche Holdings, Inc. (a) 6.000% 3/01/19	170,000	207,703
Roche Holdings, Inc. (a) 7.000% 3/01/39	680,000	972,467

	Principal Amount	Value
WellPoint, Inc. 4.350% 8/15/20	$1,185,000	$1,253,901

		4,267,394

Holding Company – Diversified — 0.4%
Hutchison Whampoa International Ltd. (a) 5.750% 9/11/19	725,000	778,525
Kansas City Southern Railway 13.000% 12/15/13	913,000	1,045,385
Leucadia National Corp. 7.750% 8/15/13	1,680,000	1,766,100

		3,590,010

Home Builders — 0.3%
Pulte Group, Inc. 6.250% 2/15/13	1,940,000	1,940,000
Toll Brothers Finance Corp. 4.950% 3/15/14	550,000	563,096

		2,503,096

Home Furnishing — 0.0%
Whirlpool Corp. 8.600% 5/01/14	220,000	250,929

Household Products — 0.1%
Church & Dwight Co., Inc. 3.350% 12/15/15	650,000	670,597

Housewares — 0.0%
Toro Co. 7.800% 6/15/27	235,000	295,106

Insurance — 1.8%
Aflac, Inc. 8.500% 5/15/19	285,000	346,915
The Allstate Corp. 5.550% 5/09/35	630,000	682,241
The Allstate Corp. 7.450% 5/16/19	90,000	110,017
American International Group, Inc. 3.650% 1/15/14	225,000	219,382
Berkshire Hathaway, Inc. 3.200% 2/11/15	2,060,000	2,165,824
CNA Financial Corp. 7.350% 11/15/19	670,000	741,953
Hartford Financial Services Group, Inc. 5.375% 3/15/17	2,100,000	2,117,359
Lincoln National Corp. 4.300% 6/15/15	425,000	447,243
Lincoln National Corp. 6.300% 10/09/37	335,000	324,602
Lincoln National Corp. 7.000% 6/15/40	1,040,000	1,072,641
Lincoln National Corp. 8.750% 7/01/19	670,000	794,130

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Marsh & McLennan Cos., Inc. 4.800% 7/15/21	$850,000	$891,189
MetLife Global Funding I (a) 2.875% 9/17/12	1,050,000	1,066,642
MetLife, Inc. Series A 6.817% 8/15/18	145,000	170,067
Principal Financial Group, Inc. 8.875% 5/15/19	290,000	369,302
The Progressive Corp. 3.750% 8/23/21	700,000	714,024
Prudential Financial, Inc. 3.625% 9/17/12	925,000	940,508
Prudential Financial, Inc. 3.875% 1/14/15	615,000	628,595
Prudential Financial, Inc. 4.500% 11/15/20	475,000	471,895
Prudential Financial, Inc. 4.750% 9/17/15	1,220,000	1,273,584
Prudential Financial, Inc. 6.200% 11/15/40	350,000	359,552
The Travelers Cos., Inc. 6.250% 6/15/37	550,000	648,794

		16,556,459

Internet — 0.1%
Expedia, Inc. 7.456% 8/15/18	1,250,000	1,385,944

Investment Companies — 0.0%
Xstrata Finance Canada (a) 5.800% 11/15/16	240,000	263,874

Iron & Steel — 1.3%
AK Steel Corp. 7.625% 5/15/20	115,000	100,769
Allegheny Technologies, Inc. 5.950% 1/15/21	650,000	684,093
Allegheny Technologies, Inc. 8.375% 12/15/11	280,000	282,722
Allegheny Technologies, Inc. 9.375% 6/01/19	220,000	276,928
ArcelorMittal 3.750% 8/05/15	1,050,000	980,386
ArcelorMittal 5.250% 8/05/20	1,200,000	1,072,142
ArcelorMittal 9.000% 2/15/15	2,010,000	2,210,184
Reliance Steel & Aluminum Co. 6.200% 11/15/16	1,870,000	1,974,475
Reliance Steel & Aluminum Co. 6.850% 11/15/36	1,045,000	1,014,478
Steel Dynamics, Inc. 7.375% 11/01/12	3,745,000	3,829,263

		12,425,440

	Principal Amount	Value
Lodging — 0.5%
Choice Hotels International, Inc. 5.700% 8/28/20	$1,100,000	$1,193,476
Marriott International, Inc. 5.810% 11/10/15	300,000	337,837
Marriott International, Inc. 6.200% 6/15/16	945,000	1,061,126
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	44,000	45,320
Wyndham Worldwide Corp. 6.000% 12/01/16	800,000	836,714
Wynn Las Vegas LLC 7.750% 8/15/20	750,000	787,500

		4,261,973

Machinery – Diversified — 0.1%
Roper Industries, Inc. 6.625% 8/15/13	765,000	828,506

Manufacturing — 1.1%
Cooper US, Inc. 6.100% 7/01/17	535,000	635,837
General Electric Co. 5.250% 12/06/17	335,000	372,206
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	310,000	380,137
Ingersoll-Rand Global Holding Co. Ltd. 9.500% 4/15/14	590,000	696,643
ITT Corp. 4.900% 5/01/14	470,000	513,817
ITT Corp. 6.125% 5/01/19	470,000	602,634
Siemens Financieringsmaatschappij NV (a) 5.750% 10/17/16	840,000	979,045
Textron, Inc. 6.200% 3/15/15	1,050,000	1,127,877
Textron, Inc. 7.250% 10/01/19	730,000	817,799
Tyco Electronics Group SA 6.000% 10/01/12	830,000	869,714
Tyco Electronics Group SA 6.550% 10/01/17	275,000	323,241
Tyco Electronics Group SA 7.125% 10/01/37	335,000	439,106
Tyco International Finance SA 4.125% 10/15/14	925,000	983,363
Tyco International Finance SA 8.500% 1/15/19	330,000	430,766
Tyco International Group SA 6.875% 1/15/21	510,000	639,429

		9,811,614

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Media — 1.7%
CBS Corp. 7.875% 7/30/30	$315,000	$397,671
Comcast Corp. 6.400% 5/15/38	190,000	218,721
Comcast Corp. 6.500% 1/15/15	335,000	381,806
Comcast Corp. 6.950% 8/15/37	515,000	617,348
DirecTV Holdings LLC / DirecTV Financing Co., Inc. 5.875% 10/01/19	1,260,000	1,417,622
NBCUniversal Media LLC 5.150% 4/30/20	1,010,000	1,107,547
NBCUniversal Media LLC 6.400% 4/30/40	65,000	75,781
News America, Inc. 6.900% 8/15/39	420,000	478,319
Scholastic Corp. 5.000% 4/15/13	1,680,000	1,688,400
Thomson Corp. 5.700% 10/01/14	1,250,000	1,375,580
Thomson Reuters Corp. 5.950% 7/15/13	335,000	361,947
Time Warner Cable, Inc. 4.000% 9/01/21	550,000	537,855
Time Warner Cable, Inc. 6.750% 6/15/39	985,000	1,126,563
Time Warner Cable, Inc. 7.500% 4/01/14	590,000	667,356
Time Warner Cable, Inc. 8.250% 4/01/19	75,000	93,917
Time Warner Cable, Inc. 8.750% 2/14/19	325,000	415,894
Time Warner, Inc. 4.700% 1/15/21	650,000	679,399
Time Warner, Inc. 5.875% 11/15/16	710,000	802,513
Time Warner, Inc. 6.100% 7/15/40	650,000	713,984
Time Warner, Inc. 6.250% 3/29/41	1,600,000	1,825,429
Viacom, Inc. 6.250% 4/30/16	265,000	305,205

		15,288,857

Metal Fabricate & Hardware — 0.1%
The Timken Co. 6.000% 9/15/14	875,000	967,754

Mining — 0.9%
Alcoa, Inc. 5.400% 4/15/21	750,000	726,770

	Principal Amount	Value
Alcoa, Inc. 6.150% 8/15/20	$55,000	$55,714
Corporacion Nacional del Cobre de Chile (a) 5.500% 10/15/13	420,000	449,292
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/01/17	1,280,000	1,372,800
Newmont Mining Corp. 5.125% 10/01/19	960,000	1,045,002
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	610,000	820,918
Teck Resources Ltd. 7.000% 9/15/12	335,000	351,106
Teck Resources Ltd. 10.750% 5/15/19	545,000	677,163
Vale Overseas Ltd. 5.625% 9/15/19	1,095,000	1,146,465
Vale Overseas Ltd. 6.250% 1/11/16	770,000	833,525
Vale Overseas Ltd. 6.250% 1/23/17	380,000	411,920
Vale Overseas Ltd. 6.875% 11/10/39	335,000	360,125

		8,250,800

Office Equipment/Supplies — 0.1%
Xerox Corp. 4.250% 2/15/15	475,000	502,444
Xerox Corp. 5.500% 5/15/12	295,000	303,167
Xerox Corp. 5.625% 12/15/19	85,000	91,741

		897,352

Office Furnishings — 0.2%
Steelcase, Inc. 6.375% 2/15/21	1,600,000	1,713,690

Oil & Gas — 2.3%
Anadarko Petroleum Corp. 6.375% 9/15/17	2,000,000	2,243,648
Cenovus Energy, Inc. 4.500% 9/15/14	1,135,000	1,223,574
Cenovus Energy, Inc. 5.700% 10/15/19	540,000	623,412
Cenovus Energy, Inc. 6.750% 11/15/39	545,000	670,913
ConocoPhillips 6.500% 2/01/39	475,000	629,873
Devon Energy Corp. 6.300% 1/15/19	260,000	315,179
Mobil Corp. 8.625% 8/15/21	840,000	1,256,444
Motiva Enterprises LLC (a) 5.750% 1/15/20	820,000	949,763

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Motiva Enterprises LLC (a) 6.850% 1/15/40	$655,000	$827,906
Nexen, Inc. 7.500% 7/30/39	150,000	175,678
Noble Holding International Ltd. 7.375% 3/15/14	870,000	983,501
Pemex Project Funding Master Trust 6.625% 6/15/35	140,000	150,150
PetroBakken Energy Ltd., Convertible (c) 3.125% 2/08/16	1,400,000	1,120,000
Petrobras International Finance Co. 3.875% 1/27/16	900,000	892,800
Petrobras International Finance Co. 5.375% 1/27/21	1,005,000	1,016,055
Petrobras International Finance Co. 6.750% 1/27/41	425,000	439,875
Petroleos Mexicanos 5.500% 1/21/21	1,190,000	1,249,500
Pioneer Natural Resources Co. 5.875% 7/15/16	1,150,000	1,214,782
Pioneer Natural Resources Co. 7.500% 1/15/20	1,050,000	1,178,590
Rowan Cos., Inc. 5.000% 9/01/17	690,000	715,000
Shell International Finance BV 5.500% 3/25/40	325,000	404,200
Talisman Energy, Inc. 7.750% 6/01/19	545,000	669,379
Tesoro Corp. 6.500% 6/01/17	275,000	273,625
Valero Energy Corp. 4.500% 2/01/15	925,000	987,623
Valero Energy Corp. 6.125% 2/01/20	800,000	887,710

		21,099,180

Oil & Gas Services — 0.3%
Baker Hughes, Inc. 5.125% 9/15/40	800,000	915,925
Hornbeck Offshore Services, Inc. Series B 6.125% 12/01/14	1,575,000	1,551,375

		2,467,300

Packaging & Containers — 0.5%
Bemis Co., Inc. 6.800% 8/01/19	840,000	989,294
Packaging Corporation of America 5.750% 8/01/13	848,000	905,324
Sealed Air Corp. (a) 5.625% 7/15/13	1,260,000	1,316,493

	Principal Amount	Value
Sealed Air Corp. 7.875% 6/15/17	$1,050,000	$1,104,572

		4,315,683

Pharmaceuticals — 0.6%
Abbott Laboratories 5.600% 11/30/17	380,000	451,598
Eli Lilly & Co. 5.950% 11/15/37	175,000	224,924
McKesson Corp. 4.750% 3/01/21	600,000	678,753
McKesson Corp. 6.000% 3/01/41	550,000	694,355
Mead Johnson Nutrition Co. 4.900% 11/01/19	1,010,000	1,129,901
Mead Johnson Nutrition Co. 5.900% 11/01/39	590,000	697,661
Merck & Co., Inc. 5.850% 6/30/39	180,000	234,759
Mylan, Inc. (a) 7.625% 7/15/17	550,000	572,000
Pfizer, Inc. 7.200% 3/15/39	395,000	576,832
Wyeth 6.000% 2/15/36	360,000	443,685

		5,704,468

Pipelines — 2.4%
Boardwalk Pipelines LLC 5.500% 2/01/17	200,000	218,265
CenterPoint Energy Resources Corp. 4.500% 1/15/21	475,000	488,479
CenterPoint Energy Resources Corp. 5.850% 1/15/41	425,000	462,879
CenterPoint Energy Resources Corp. 6.125% 11/01/17	840,000	979,738
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	885,000	888,474
DCP Midstream LLC (a) 9.750% 3/15/19	35,000	46,571
El Paso Pipeline Partners Operating Co. LLC 4.100% 11/15/15	2,000,000	2,026,528
Energy Transfer Partners LP 9.700% 3/15/19	1,050,000	1,299,839
Enogex LLC (a) 6.875% 7/15/14	1,595,000	1,750,935
Enterprise Products Operating LP 3.200% 2/01/16	450,000	459,701
Enterprise Products Operating LP 5.950% 2/01/41	1,100,000	1,179,961
Gulf South Pipeline Co. LP (a) 5.050% 2/01/15	190,000	206,013

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Kern River Funding Corp. (a) 4.893% 4/30/18	$550,492	$596,420
Kinder Morgan Energy Partners LP 6.000% 2/01/17	185,000	209,497
Kinder Morgan Energy Partners LP 6.500% 2/01/37	150,000	160,708
Kinder Morgan Energy Partners LP 6.950% 1/15/38	175,000	195,077
Kinder Morgan Finance Co. LLC (a) 6.000% 1/15/18	2,700,000	2,673,000
Magellan Midstream Partners LP 6.550% 7/15/19	560,000	661,661
NGPL PipeCo LLC (a) 6.514% 12/15/12	2,000,000	2,081,646
ONEOK Partners LP 3.250% 2/01/16	450,000	457,296
ONEOK Partners LP 6.125% 2/01/41	1,100,000	1,216,623
Rockies Express Pipeline LLC (a) 6.250% 7/15/13	630,000	670,427
Rockies Express Pipeline LLC (a) 6.850% 7/15/18	415,000	436,053
Southern Natural Gas Co. (a) 5.900% 4/01/17	310,000	347,716
Texas Eastern Transmission LP (a) 6.000% 9/15/17	230,000	274,471
TransCanada PipeLines Ltd. 6.200% 10/15/37	130,000	160,687
Transcontinental Gas Pipe Line Co. LLC 8.875% 7/15/12	505,000	534,269
Williams Partners LP 5.250% 3/15/20	1,415,000	1,521,968

		22,204,902

Real Estate — 0.4%
AMB Property LP 4.500% 8/15/17	760,000	715,120
Brookfield Asset Management, Inc. 7.125% 6/15/12	460,000	475,058
ProLogis LP 5.625% 11/15/16	2,170,000	2,201,274

		3,391,452

Real Estate Investment Trusts (REITS) — 0.7%
Boston Properties LP 4.125% 5/15/21	580,000	556,243
Boston Properties LP 5.000% 6/01/15	170,000	182,060
Brandywine Operating Partners LP 4.950% 4/15/18	800,000	772,851
DDR Corp. 7.875% 9/01/20	1,000,000	1,059,336

	Principal Amount	Value
Developers Diversified Realty Corp. 4.750% 4/15/18	$1,000,000	$912,148
Mack-Cali Realty LP 7.750% 8/15/19	515,000	610,574
Senior Housing Properties Trust 8.625% 1/15/12	105,000	106,684
Simon Property Group LP 4.200% 2/01/15	190,000	200,491
Simon Property Group LP 4.375% 3/01/21	1,775,000	1,803,288
Simon Property Group LP 5.650% 2/01/20	590,000	647,006

		6,850,681

Retail — 0.9%
CVS Caremark Corp. 6.125% 9/15/39	560,000	657,112
CVS Pass-Through Trust (a) 7.507% 1/10/32	9,692	11,421
The Gap, Inc. 5.950% 4/12/21	1,265,000	1,189,843
Home Depot, Inc. 5.950% 4/01/41	600,000	713,606
J.C. Penney Co., Inc. 5.650% 6/01/20	1,400,000	1,312,500
J.C. Penney Corp., Inc. 7.950% 4/01/17	135,000	143,775
Lowe’s Cos., Inc. 5.600% 9/15/12	355,000	371,156
McDonald’s Corp. 6.300% 10/15/37	400,000	539,994
Nordstrom, Inc. 6.750% 6/01/14	250,000	282,512
O’Reilly Automotive, Inc. 4.875% 1/14/21	575,000	596,106
Target Corp. 7.000% 1/15/38	475,000	650,485
Wal-Mart Stores, Inc. 6.200% 4/15/38	730,000	941,314
Wal-Mart Stores, Inc. 6.500% 8/15/37	515,000	682,941

		8,092,765

Savings & Loans — 0.1%
Glencore Funding LLC (a) 6.000% 4/15/14	1,175,000	1,209,227
Washington Mutual Bank (b) 5.650% 8/15/14	1,125,000	1,125

		1,210,352

Semiconductors — 0.3%
Applied Materials, Inc. 4.300% 6/15/21	1,450,000	1,510,887

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Applied Materials, Inc. 5.850% 6/15/41	$1,000,000	$1,113,997

		2,624,884

Software — 0.2%
CA, Inc. 5.375% 12/01/19	355,000	390,531
Microsoft Corp. 3.000% 10/01/20	1,600,000	1,640,913

		2,031,444

Storage & Warehousing — 0.2%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC 8.875% 3/15/18	1,780,000	1,762,200

Telecommunications — 3.0%
America Movil SAB de CV 5.000% 3/30/20	500,000	528,000
America Movil SAB de CV 6.125% 3/30/40	525,000	546,000
American Tower Corp. 4.500% 1/15/18	1,950,000	1,952,206
American Tower Corp. 5.050% 9/01/20	2,020,000	2,015,891
AT&T, Inc. 6.500% 9/01/37	1,135,000	1,325,628
British Telecom PLC STEP 9.875% 12/15/30	495,000	716,137
Cellco Partnership/Verizon Wireless Capital LLC 7.375% 11/15/13	870,000	975,725
CenturyLink, Inc. 5.500% 4/01/13	840,000	857,984
CenturyLink, Inc. 6.150% 9/15/19	560,000	519,179
Cisco Systems, Inc. 5.500% 1/15/40	345,000	398,033
Deutsche Telekom International Finance BV STEP 8.750% 6/15/30	475,000	633,560
Embarq Corp. 7.082% 6/01/16	780,000	807,428
Embarq Corp. 7.995% 6/01/36	145,000	136,053
Juniper Networks, Inc. 4.600% 3/15/21	450,000	462,913
Juniper Networks, Inc. 5.950% 3/15/41	700,000	767,422
Rogers Communications, Inc. 5.500% 3/15/14	190,000	207,606
Rogers Communications, Inc. 6.375% 3/01/14	345,000	382,955
Rogers Communications, Inc. 7.500% 8/15/38	50,000	66,097

	Principal Amount	Value
Telecom Italia Capital 6.000% 9/30/34	$115,000	$94,080
Telecom Italia Capital 6.175% 6/18/14	910,000	905,596
Telefonica Emisiones SAU 3.992% 2/16/16	1,200,000	1,141,830
Telefonica Emisiones SAU 5.462% 2/16/21	475,000	451,051
Telstra Corp. Ltd. (a) 4.800% 10/12/21	1,155,000	1,208,497
Verizon Communications, Inc. 7.350% 4/01/39	420,000	566,607
Verizon Communications, Inc. 8.750% 11/01/18	1,275,000	1,707,392
Verizon Global Funding Corp. 7.750% 12/01/30	250,000	343,627
Virgin Media Secured Finance PLC 6.500% 1/15/18	1,830,000	1,944,375
Windstream Corp. 7.750% 10/01/21	2,300,000	2,219,500
Windstream Corp. 7.875% 11/01/17	1,100,000	1,113,750
Windstream Corp. 8.125% 8/01/13	2,100,000	2,210,250

		27,205,372

Textiles — 0.0%
Mohawk Industries, Inc. Series D 7.200% 4/15/12	210,000	214,988

Transportation — 0.7%
Asciano Finance (a) 5.000% 4/07/18	750,000	766,859
Bristow Group, Inc. 7.500% 9/15/17	1,060,000	1,091,800
Burlington Northern Santa Fe LLC 6.150% 5/01/37	720,000	881,774
Canadian National Railway Co. 5.850% 11/15/17	200,000	238,395
Canadian National Railway Co. 6.375% 11/15/37	275,000	361,384
Canadian Pacific Railway Co. Ltd 7.250% 5/15/19	1,010,000	1,266,631
CSX Corp. 7.250% 5/01/27	50,000	65,822
Norfolk Southern Corp. 6.000% 5/23/2111	375,000	445,027
Ryder System, Inc. 5.000% 6/15/12	460,000	472,290
Union Pacific Corp. 4.000% 2/01/21	500,000	530,843
Union Pacific Corp. 5.375% 6/01/33	520,000	598,229

		6,719,054

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Trucking & Leasing — 0.4%
GATX Corp. 3.500% 7/15/16	$875,000	$871,233
GATX Corp. 4.750% 10/01/12	1,135,000	1,167,319
GATX Corp. 4.750% 5/15/15	315,000	333,746
GATX Corp. 8.750% 5/15/14	1,145,000	1,324,184

		3,696,482

TOTAL CORPORATE DEBT (Cost $344,059,471)		365,173,088

MUNICIPAL OBLIGATIONS — 1.1%
Access Group, Inc., Delaware VRN 1.612% 9/01/37	820,000	705,200
Colorado Bridge Enterprise BAB 6.078% 12/01/40	2,100,000	2,649,297
North Texas Tollway Authority BAB 6.718% 1/01/49	2,015,000	2,554,496
State of California 5.950% 4/01/16	410,000	462,050
State of California BAB 7.550% 4/01/39	120,000	147,031
State of Illinois 5.365% 3/01/17	2,200,000	2,353,428
Tennessee Valley Authority 5.250% 9/15/39	750,000	964,696

		9,836,198

TOTAL MUNICIPAL OBLIGATIONS (Cost $8,328,341)		9,836,198

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.3%
Automobile ABS — 0.7%
Avis Budget Rental Car Funding AESOP LLC, Series 2007-2A, Class A FRN (a) 0.370% 8/20/13	1,305,000	1,286,544
Avis Budget Rental Car Funding AESOP LLC, Series 2005-4A, Class A3 FRN (a) 0.510% 7/20/12	1,650,000	1,630,863
Chesapeake Funding LLC, Series 2009-2A, Class A FRN (a) 1.979% 9/15/21	742,726	746,597
Chesapeake Funding LLC, Series 2009-1, Class A FRN (a) 2.229% 12/15/20	925,378	929,268

	Principal Amount	Value
First Investors Auto Owner Trust, Series 2011-1, Class A2 (a) 1.470% 3/16/15	$733,412	$733,677
LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A (a) 2.550% 9/15/16	745,539	744,404
Santander Drive Auto Receivables Trust, Series 2010-1, Class A2 1.360% 3/15/13	263,885	264,270
Westlake Automobile Receivables Trust, Series 2010-1A, Class A (a) 1.750% 12/17/12	299,861	300,490

		6,636,113

Commercial MBS — 6.8%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.916% 2/10/51	2,040,000	2,157,394
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.394% 2/10/51	775,000	820,312
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4 4.674% 6/11/41	2,785,000	2,968,855
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class A3 VRN 5.116% 2/11/41	1,555,000	1,662,312
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	1,345,000	1,445,668
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205% 2/11/44	740,822	743,812
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	925,000	871,612
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	840,000	842,619
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4 VRN 5.405% 12/11/40	420,000	454,272
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A3 VRN 5.468% 6/11/41	2,480,000	2,662,879

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4, VRN 5.471% 1/12/45	$800,000	$860,760
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 5.694% 6/11/50	590,000	627,685
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	2,100,000	2,212,645
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.942% 9/11/38	1,650,000	1,584,442
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237% 12/11/49	554,085	554,408
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class AM VRN 5.968% 6/10/46	950,000	887,325
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 6.007% 12/10/49	2,360,000	2,535,283
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 4.750% 1/15/37	1,725,000	1,810,363
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4 VRN 5.594% 2/15/39	1,145,000	1,246,037
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ VRN (a) 6.418% 2/15/41	1,385,000	789,889
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (a) 3.386% 7/10/44	950,000	961,757
DBUBS Mortgage Trust, Series 2011-LC1A, Class C VRN (a) 5.729% 11/10/46	1,375,000	1,271,565
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A2 5.597% 12/10/49	800,000	820,766
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 6.073% 7/10/38	579,000	629,527

	Principal Amount	Value
GS Mortgage Securities Corporation II, Series 2011-GC3, Class A2 (a) 3.645% 3/10/44	$1,900,000	$1,940,055
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A2 (a) 3.341% 7/15/46	450,000	454,902
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class B (a) 4.801% 7/15/46	375,000	336,889
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C2, Class A3 VRN 5.387% 5/15/41	2,880,000	3,071,860
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	1,240,000	1,322,391
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class A4 5.481% 12/12/44	1,040,000	1,104,960
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4 VRN 5.291% 1/12/44	440,000	483,611
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	1,060,000	1,137,317
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	2,520,000	2,606,588
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4 VRN 6.096% 6/12/46	1,305,000	1,425,057
Morgan Stanley Capital I, Series 2011-C2, Class A2 (a) 3.476% 6/15/44	1,200,000	1,218,769
Morgan Stanley Capital I, Series 2011-C2, Class B VRN (a) 5.200% 6/15/44	525,000	473,979
Morgan Stanley Capital I, Series 2007-HQ11, Class A4 VRN 5.447% 2/12/44	2,100,000	2,174,600
Morgan Stanley Capital I, Series 2011-C2, Class C VRN (a) 5.496% 6/15/44	600,000	490,020
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	1,575,386	1,612,107

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.455% 1/11/43	$1,680,000	$1,873,841
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 5.947% 8/15/39	3,005,000	3,240,635
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.947% 8/15/39	875,000	858,594
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	1,240,000	1,275,596
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN 6.051% 2/15/51	1,918,814	1,944,979
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (a) 3.349% 11/15/43	426,336	432,026
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (a) 3.240% 3/15/44	750,000	755,164
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (a) 3.791% 2/15/44	650,000	664,929

		62,321,056

Home Equity ABS — 2.8%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.504% 8/25/35	816,958	737,494
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class A2C STEP 0.595% 7/25/35	672,485	578,159
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.604% 11/25/34	955,267	891,882
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class M1 FRN 0.664% 7/25/35	864,665	646,272
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.674% 6/25/35	1,275,000	1,113,346
Bear Stearns Asset-Backed Securities Trust, Series 2005-AQ2, Class A3 STEP 0.594% 9/25/35	1,190,477	1,007,126
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE10, Class A3 STEP 0.614% 11/25/35	583,401	567,054

	Principal Amount	Value
Bear Stearns Asset-Backed Securities Trust, Series 2005-3, Class A1 FRN 0.684% 9/25/35	$841,313	$766,700
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE1, Class M1 FRN 0.764% 1/25/35	268,594	263,860
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE11, Class M1 FRN 0.824% 12/25/34	255,335	231,751
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.334% 5/25/36	234,740	226,409
Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A2 FRN 0.344% 7/25/36	487,261	458,175
Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4, Class A FRN (a) 0.644% 12/25/33	461,615	421,621
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT4, Class M2 FRN 0.664% 7/25/35	200,000	176,636
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.464% 9/25/34	673,330	602,695
Countrywide Asset-Backed Certificates, Series 2005-9, Class 2A4M FRN 0.614% 1/25/36	786,865	768,607
Countrywide Asset-Backed Certificates, Series 2005-6, Class M1 FRN 0.724% 12/25/35	917,756	880,016
Countrywide Partnership Trust, Series 2004-EC1, Class M1 FRN 1.134% 2/25/35	626,265	580,664
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF2, Class M1 FRN 0.634% 3/25/35	171,244	168,215
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.474% 1/25/36	756,648	686,131
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.664% 4/25/35	738,936	613,835
Home Equity Asset Trust, Series 2007-2, Class 2A1 FRN 0.344% 7/25/37	897,242	800,410
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.404% 8/25/36	792,478	669,993
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2 STEP 0.514% 8/25/45	469,239	434,571

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class M1 FRN 0.704% 8/25/35	$1,200,000	$1,013,313
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.734% 2/25/35	1,062,623	1,025,640
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 0.764% 2/25/35	1,200,000	960,415
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 (a) 0.972% 6/28/35	900,177	834,758
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M2 FRN (a) 1.002% 6/28/35	950,000	635,917
New Century Home Equity Loan Trust, Series 2005-1, Class M1 FRN 0.684% 3/25/35	925,000	615,984
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	1,324	1,198
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 STEP 0.705% 5/25/35	653,855	620,198
Park Place Securities, Inc., Series 2005-WHQ4, Class A2D FRN 0.604% 9/25/35	462,348	356,048
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.614% 8/25/35	1,398,506	1,255,107
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.734% 3/25/35	1,000,000	867,059
Park Place Securities, Inc., Series 2004-WHQ2, Class M2 FRN 0.864% 2/25/35	815,000	656,993
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.424% 3/25/36	1,016,973	910,269
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.594% 8/25/35	563,049	485,442
Wells Fargo Home Equity Trust, Series 2005-2, Class M1 FRN 0.634% 8/25/35	1,050,000	852,473

		25,382,436

Other ABS — 0.8%
Cajun Global LLC, Series 2011-1A, Class A2 (a) 5.955% 2/20/41	1,082,500	1,126,461

	Principal Amount	Value
CLI Funding LLC, Series 2011-1A (a) 4.500% 3/18/26	$955,921	$966,070
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (a) 2.471% 6/02/17	1,050,000	1,019,970
Newport Waves CDO (Acquired 3/30/07, Cost $1,269,023), Series 2007-1A, Class A3LS FRN (a) (d) 0.951% 6/20/14	1,175,000	694,190
TAL Advantage LLC, Series 2006-1A FRN (a) 0.421% 4/20/21	733,333	667,333
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	735,373	740,647
Triton Container Finance LLC, Series 2006-1A FRN (a) 0.400% 11/26/21	2,053,750	1,871,480

		7,086,151

Student Loans ABS — 2.2%
Access Group, Inc., Series 2007-A, Class A2 FRN 0.442% 8/25/26	724,134	682,167
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.372% 3/28/17	973,832	968,543
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.726% 1/25/47	1,500,000	1,282,500
Education Funding Capital Trust, Series 2003-2, Class A3 FRN 0.647% 12/15/17	189,650	189,625
Education Funding Capital Trust, Series 2003-2, Class A4 FRN 1.731% 3/15/32	700,000	693,875
Education Funding Capital Trust I, Series 2003-2, Class A5 FRN 1.722% 3/15/32	975,000	954,896
Education Funding Capital Trust I, Series 2003-3, Class A4 FRN 1.722% 12/15/32	1,150,000	1,138,500
Education Funding Capital Trust I, Series 2003-2, Class A7 FRN 1.734% 3/17/42	575,000	537,625
GCO Education Loan Funding Trust, Series 2005-1, Class A6AR FRN 1.739% 3/25/42	800,000	695,248
Goal Capital Funding Trust, Series 2006-1, Class B FRN 0.761% 8/25/42	950,000	715,549

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Higher Education Funding I, Series 2004-1, Class A6 FRN (a) 1.706% 1/01/44	$150,000	$127,500
Higher Education Funding I, Series 2004-1, Class A2 FRN (a) 1.708% 1/01/44	150,000	127,500
Higher Education Funding I, Series 2004-1, Class A9 FRN (a) 1.710% 1/01/44	150,000	127,500
Higher Education Funding I, Series 2004-1, Class A5 FRN (a) 1.717% 1/01/44	150,000	127,500
National Collegiate Student Loan Trust, Series 2007-2, Class A1 FRN 0.274% 1/27/25	627,194	625,506
National Collegiate Student Loan Trust, Series 2007-1, Class A1 FRN 0.274% 6/25/25	1,794,039	1,787,488
National Collegiate Student Loan Trust, Series 2006-3, Class A2 FRN 0.344% 3/25/26	556,165	547,925
National Collegiate Student Loan Trust, Series 2005-2, Class A2 FRN 0.384% 2/25/26	72,191	72,134
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 1.034% 4/25/46	838,368	841,304
Northstar Education Finance, Inc., Series 2007-1, Class B FRN 1.443% 1/28/47	850,000	527,000
SLM Student Loan Trust, Series 2003-12, Class B FRN 0.937% 3/15/38	890,610	747,613
SLM Student Loan Trust, Series 2003-10A, Class A1D FRN (a) 1.682% 12/15/16	150,000	149,953
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (a) 1.684% 12/15/16	2,050,000	2,049,359
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (a) 1.719% 12/15/16	580,000	579,819
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 1.722% 9/15/28	950,000	874,000
SLM Student Loan Trust, Series 2006-7, Class A6B FRN 1.726% 1/27/42	715,000	686,400
SLM Student Loan Trust, Series 2003-10A, Class A1E FRN (a) 1.729% 12/15/16	150,000	149,953

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-2, Class A6 FRN 1.736% 9/15/28	$350,000	$329,875
SLM Student Loan Trust, Series 2003-10A, Class B FRN (a) 3.350% 12/17/46	1,525,000	1,220,000
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.442% 10/28/28	444,348	437,828

		19,994,685

WL Collateral CMO — 0.9%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 2.827% 8/25/34	206,869	173,506
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 2.774% 2/25/34	36,776	29,459
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 2.908% 9/25/33	20,692	14,652
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 2.667% 8/25/34	39,583	35,247
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.419% 1/19/38	796,538	493,392
HSI Asset Securitization Corp. Trust, Series 2005, Class IIA3 FRN 0.594% 7/25/35	688,967	645,655
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.344% 5/25/37	721,457	306,042
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 2.610% 8/25/34	108,947	71,513
Merrill Lynch Mortgage Investors Trust, Series 2005-AR1, Class A1A FRN 0.514% 6/25/36	677,677	645,588
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.484% 8/25/36	251,877	190,341
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 2.588% 7/25/33	7,255	6,136
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 3.307% 2/25/34	13,387	11,426
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.500% 2/25/34	912	758

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (a) 2.500% 3/23/51	$2,066,726	$2,061,559
Morgan Stanley Reremic Trust, Series 2009-IO, Class A1 (a) 3.000% 7/17/56	3,197,545	3,205,539
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.414% 6/25/46	1,508,377	529,928
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 2.581% 3/25/34	70,301	55,327
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.642% 4/25/44	191,630	138,049

		8,614,117

WL Collateral PAC — 0.1%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.484% 11/25/37	1,218,802	1,096,685
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.795% 6/25/32	54,445	39,397

		1,136,082

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $132,042,846)		131,170,640

SOVEREIGN DEBT OBLIGATIONS — 0.8%
Colombia Government International Bond 7.375% 3/18/19	725,000	894,288
Peruvian Government International Bond 6.550% 3/14/37	405,000	469,800
Poland Government International Bond 6.375% 7/15/19	690,000	759,000
Province of Quebec Canada 7.500% 9/15/29	390,000	596,560
Republic of Brazil International Bond 5.625% 1/07/41	1,315,000	1,416,912
Republic of Brazil International Bond 5.875% 1/15/19	876,000	1,005,210
United Mexican States 6.750% 9/27/34	685,000	842,550
United Mexican States 5.125% 1/15/20	850,000	920,125

		6,904,445

		Value

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $6,299,596)		$6,904,445

	Principal Amount

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 35.0%
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	$213,602	245,479
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	182,856	210,129

		455,608

Pass-Through Securities — 34.9%
Federal Home Loan Mortgage Corp.
Pool #G14225 4.000% 8/01/26	8,520,000	8,967,965
Pool #C03565 4.000% 12/01/40	8,708,435	9,123,786
Pool #A96469 4.000% 1/01/41	2,245,772	2,352,885
Pool #A96849 4.000% 2/01/41	2,351,770	2,463,938
Pool #G08330 4.500% 1/01/39	21,124	22,385
Pool #A84097 4.500% 1/01/39	18,400	19,498
Pool #G05167 4.500% 2/01/39	597,776	633,829
Pool #A84315 4.500% 2/01/39	73,728	78,128
Pool #A84432 4.500% 2/01/39	618,148	655,044
Pool #A84277 4.500% 2/01/39	26,114	27,673
Pool #A85612 4.500% 4/01/39	456,268	483,359
Pool #G05695 4.500% 11/01/39	6,190,347	6,557,898
Pool #A90421 4.500% 12/01/39	243,431	257,809
Pool #A90764 4.500% 1/01/40	112,896	119,529
Pool #A90988 4.500% 2/01/40	968,815	1,025,732
Pool #G05849 4.500% 5/01/40	24,948,368	26,414,084
Pool #A92240 4.500% 5/01/40	6,160,431	6,522,356

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #A93451 4.500% 8/01/40	$4,080,271	$4,318,712
Pool #C03517 4.500% 9/01/40	85,493	90,490
Pool #C01283 5.500% 11/01/31	242,132	263,593
Pool #E85389 6.000% 9/01/16	57,138	61,383
Pool #G11431 6.000% 2/01/18	38,400	41,253
Pool #E85301 6.500% 9/01/16	100,416	109,950
Pool #E85032 6.500% 9/01/16	18,921	20,546
Pool #E85409 6.500% 9/01/16	112,267	122,636
Pool #C01079 7.500% 10/01/30	7,145	8,231
Pool #C01135 7.500% 2/01/31	24,397	28,101
Pool #554904 9.000% 3/01/17	109	122
Federal Home Loan Mortgage Corp. TBA Pool #235949 5.000% 1/01/37 (e)	3,000,000	3,216,328
Federal National Mortgage Association Pool #725692 2.307% 10/01/33	522,386	544,493
Pool #775539 2.360% 5/01/34	258,566	270,550
Pool #888586 2.428% 10/01/34	557,161	579,151
Pool #AH1402 3.500% 11/01/39	94,976	97,677
Pool #AI1035 3.500% 3/01/40	582,545	599,111
Pool #AE3586 3.500% 10/01/40	199,406	205,077
Pool #AE3264 3.500% 10/01/40	462,939	476,104
Pool #AE7714 3.500% 11/01/40	1,859,626	1,912,509
Pool #AE8712 3.500% 11/01/40	7,908,788	8,133,694
Pool #AE2617 3.500% 11/01/40	98,813	101,623
Pool #AE7962 3.500% 12/01/40	529,160	544,208
Pool #AE9824 3.500% 12/01/40	450,593	463,406
Pool #AE9386 3.500% 12/01/40	76,529	78,706
Pool #AE9431 3.500% 12/01/40	769,455	791,337

	Principal Amount	Value
Pool #AE9450 3.500% 12/01/40	$604,523	$621,714
Pool #AE9763 3.500% 12/01/40	195,953	201,525
Pool #AH0874 3.500% 12/01/40	617,771	635,339
Pool #AH1218 3.500% 12/01/40	394,547	405,766
Pool #AH1334 3.500% 12/01/40	29,412	30,248
Pool #AH1463 3.500% 12/01/40	676,117	695,344
Pool #AH1838 3.500% 12/01/40	751,353	772,720
Pool #932862 3.500% 12/01/40	4,458,186	4,584,965
Pool #AH0200 3.500% 12/01/40	40,363	41,510
Pool #AH0602 3.500% 12/01/40	732,759	753,597
Pool #AH0936 3.500% 12/01/40	298,565	307,055
Pool #AI4302 3.500% 12/01/40	347,913	357,807
Pool #AE1410 3.500% 12/01/40	646,745	665,137
Pool #AE4448 3.500% 12/01/40	818,360	841,632
Pool #AE9334 3.500% 1/01/41	99,365	102,190
Pool #AE4584 3.500% 1/01/41	1,424,597	1,465,109
Pool #AH1418 3.500% 1/01/41	1,477,905	1,519,933
Pool #AH1977 3.500% 1/01/41	84,382	86,782
Pool #AH3159 3.500% 1/01/41	64,384	66,215
Pool #AH3384 3.500% 1/01/41	488,606	502,501
Pool #AH4156 3.500% 1/01/41	437,011	449,438
Pool #AH4290 3.500% 1/01/41	147,311	151,500
Pool #AH4618 3.500% 1/01/41	1,006,676	1,035,303
Pool #AH4632 3.500% 1/01/41	796,318	818,963
Pool #AH0030 3.500% 1/01/41	70,860	72,875
Pool #AH0621 3.500% 1/01/41	817,585	840,836

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AH3922 3.500% 1/01/41	$1,751,109	$1,800,906
Pool #AH4150 3.500% 1/01/41	609,681	627,019
Pool #AH4641 3.500% 1/01/41	348,435	358,344
Pool #AH5752 3.500% 1/01/41	851,762	875,984
Pool #877118 3.500% 1/01/41	308,746	317,526
Pool #MA0622 3.500% 1/01/41	979,619	1,007,477
Pool #AH3739 3.500% 2/01/41	521,702	536,538
Pool #AH0136 3.500% 2/01/41	249,176	256,262
Pool #AH3985 3.500% 2/01/41	386,346	397,332
Pool #AH5647 3.500% 2/01/41	946,545	973,462
Pool #AH5937 3.500% 2/01/41	519,544	534,318
Pool #AE0828 3.500% 2/01/41	2,537,859	2,610,029
Pool #MA0651 3.500% 2/01/41	1,170,725	1,204,018
Pool #AB3024 3.500% 3/01/41	1,987,599	2,044,122
Pool #AH8003 3.500% 3/01/41	265,018	272,555
Pool #AH7568 3.500% 3/01/41	564,449	580,500
Pool #AH7604 3.500% 3/01/41	131,144	134,874
Pool #AE0981 3.500% 3/01/41	8,920,573	9,174,252
Pool #AE2188 3.500% 3/01/41	78,788	81,029
Pool #AH6712 3.500% 4/01/41	1,867,345	1,920,448
Pool #AH9717 3.500% 4/01/41	4,299,101	4,421,356
Pool #AI1659 3.500% 4/01/41	397,504	408,684
Pool #AH8955 3.500% 4/01/41	1,996,742	2,053,525
Pool #AH8412 3.500% 4/01/41	52,500	53,993
Pool #AI0556 3.500% 4/01/41	182,921	188,123
Pool #AI2856 3.500% 6/01/41	199,341	204,947

	Principal Amount	Value
Pool #254863 4.000% 8/01/13	$18,622	$19,641
Pool #AA3051 4.000% 4/01/24	363,371	384,165
Pool #AA8684 4.000% 7/01/24	110,472	116,725
Pool #AC1566 4.000% 10/01/24	162,625	171,728
Pool #AC6939 4.000% 12/01/24	186,565	196,892
Pool #AC7686 4.000% 12/01/24	71,707	75,676
Pool #AC8539 4.000% 12/01/24	310,466	327,845
Pool #932359 4.000% 1/01/25	272,169	287,234
Pool #AC8929 4.000% 1/01/25	305,797	322,914
Pool #AD1149 4.000% 1/01/25	59,106	62,415
Pool #AD2761 4.000% 2/01/25	1,398,199	1,475,592
Pool #AD3689 4.000% 2/01/25	643,148	679,953
Pool #932557 4.000% 2/01/25	923,430	974,544
Pool #932559 4.000% 2/01/25	182,400	192,496
Pool #AA5289 4.000% 2/01/25	117,835	124,431
Pool #AC9708 4.000% 2/01/25	163,906	173,081
Pool #AD1017 4.000% 2/01/25	767,734	810,230
Pool #AD2103 4.000% 2/01/25	290,875	306,976
Pool #AD2344 4.000% 3/01/25	81,078	85,566
Pool #AD2717 4.000% 3/01/25	387,007	408,429
Pool #AD2718 4.000% 3/01/25	234,651	247,639
Pool #AD4538 4.000% 3/01/25	38,790	40,937
Pool #AD4775 4.000% 3/01/25	409,744	432,680
Pool #932659 4.000% 3/01/25	751,318	792,904
Pool #AC6707 4.000% 3/01/25	710,046	749,792
Pool #AC9740 4.000% 3/01/25	445,615	470,559

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AD2331 4.000% 3/01/25	$793,256	$837,164
Pool #AD3828 4.000% 4/01/25	61,745	65,162
Pool #AD2488 4.000% 5/01/25	567,906	599,163
Pool #AD3541 4.000% 5/01/25	534,190	563,591
Pool #AD4105 4.000% 5/01/25	99,060	104,513
Pool #AD4088 4.000% 5/01/25	430,915	454,632
Pool #AD5081 4.000% 5/01/25	422,480	445,733
Pool #AD6583 4.000% 5/01/25	819,828	864,951
Pool #AD7034 4.000% 5/01/25	969,429	1,022,785
Pool #AD3583 4.000% 6/01/25	34,515	36,426
Pool #AD3979 4.000% 6/01/25	1,361,489	1,436,424
Pool #AD4701 4.000% 6/01/25	863,247	910,760
Pool #AD5567 4.000% 6/01/25	150,385	158,662
Pool #AD6585 4.000% 6/01/25	1,370,250	1,445,668
Pool #AD7349 4.000% 6/01/25	1,180,787	1,245,777
Pool #AD7661 4.000% 6/01/25	797,804	841,715
Pool #AD8900 4.000% 6/01/25	149,470	157,697
Pool #AD3992 4.000% 7/01/25	905,399	956,081
Pool #AD6018 4.000% 7/01/25	802,093	846,240
Pool #AD7740 4.000% 7/01/25	283,121	298,704
Pool #AD8145 4.000% 7/01/25	745,570	786,606
Pool #AD5251 4.000% 8/01/25	60,435	63,762
Pool #932813 4.000% 9/01/25	231,660	244,411
Pool #AD5129 4.000% 1/01/26	140,417	148,102
Pool #AH7189 4.000% 2/01/26	67,010	70,678
Pool #AH6660 4.000% 2/01/26	67,748	71,456

	Principal Amount	Value
Pool #AH6937 4.000% 2/01/26	$827,448	$872,731
Pool #AH5322 4.000% 3/01/26	438,091	462,066
Pool #MA0694 4.000% 4/01/26	850,916	897,484
Pool #AD7510 4.000% 4/01/26	301,205	317,689
Pool #AH9159 4.000% 5/01/26	470,967	496,741
Pool #AC2752 4.000% 8/01/39	84,025	88,184
Pool #AC8563 4.000% 1/01/40	886,124	929,703
Pool #AD3098 4.000% 4/01/40	27,291	28,634
Pool #AD7121 4.000% 7/01/40	397,125	416,655
Pool #AE0113 4.000% 7/01/40	1,593,448	1,671,813
Pool #AE1853 4.000% 8/01/40	1,254,140	1,315,818
Pool #AD8033 4.000% 8/01/40	108,979	114,338
Pool #AD9436 4.000% 8/01/40	32,313	33,903
Pool #AE4934 4.000% 9/01/40	186,730	195,914
Pool #AD9362 4.000% 9/01/40	87,769	92,085
Pool #AB1500 4.000% 9/01/40	943,790	990,205
Pool #MA0514 4.000% 9/01/40	878,053	921,235
Pool #AE5128 4.000% 10/01/40	237,246	248,913
Pool #190405 4.000% 10/01/40	1,838,243	1,928,647
Pool #AE8754 4.000% 10/01/40	1,547,215	1,623,307
Pool #AE4050 4.000% 10/01/40	114,119	119,731
Pool #AE5979 4.000% 11/01/40	102,416	107,453
Pool #AE7186 4.000% 11/01/40	611,791	641,879
Pool #AE7314 4.000% 11/01/40	967,410	1,014,987
Pool #AE8396 4.000% 11/01/40	1,578,459	1,656,087
Pool #AE8397 4.000% 11/01/40	402,195	421,975

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AE9248 4.000% 11/01/40	$89,306	$93,699
Pool #MA0561 4.000% 11/01/40	654,998	687,210
Pool #AE9758 4.000% 12/01/40	1,588,140	1,666,244
Pool #AH1869 4.000% 12/01/40	265,591	278,652
Pool #MA0583 4.000% 12/01/40	64,261	67,421
Pool #AH0017 4.000% 12/01/40	1,242,113	1,303,200
Pool #AH0153 4.000% 12/01/40	730,373	766,293
Pool #AH0443 4.000% 12/01/40	932,395	978,250
Pool #AH1016 4.000% 12/01/40	320,796	336,573
Pool #AH1228 4.000% 12/01/40	905,401	949,929
Pool #AH1512 4.000% 12/01/40	197,323	207,027
Pool #932848 4.000% 12/01/40	1,352,398	1,418,908
Pool #932850 4.000% 12/01/40	2,272,721	2,384,492
Pool #AE2452 4.000% 12/01/40	247,471	259,642
Pool #AE6225 4.000% 12/01/40	985,478	1,033,944
Pool #AE7328 4.000% 12/01/40	1,961,430	2,057,893
Pool #AE2664 4.000% 12/01/40	970,929	1,018,679
Pool #941606 4.000% 12/01/40	723,389	758,965
Pool #AH0032 4.000% 1/01/41	616,621	646,946
Pool #AH3458 4.000% 1/01/41	204,762	214,832
Pool #AH3813 4.000% 1/01/41	6,514,904	6,835,305
Pool #AH1190 4.000% 1/01/41	701,714	736,224
Pool #MA0614 4.000% 1/01/41	3,356,184	3,521,240
Pool #AH5653 4.000% 2/01/41	894,901	938,912
Pool #AH6539 4.000% 2/01/41	127,941	134,912
Pool #AH8240 4.000% 3/01/41	654,345	686,526

	Principal Amount	Value
Pool #AI0146 4.000% 4/01/41	$1,857,911	$1,949,283
Pool #AE1239 4.000% 5/01/41	1,634,943	1,716,371
Pool #254597 4.500% 11/01/12	50,596	51,241
Pool #254646 4.500% 1/01/13	40,149	42,741
Pool #254659 4.500% 2/01/13	330,441	351,778
Pool #254681 4.500% 3/01/13	1,102,270	1,173,443
Pool #254756 4.500% 5/01/13	1,183,686	1,260,117
Pool #254806 4.500% 7/01/13	448,224	477,166
Pool #254864 4.500% 8/01/13	1,242,181	1,322,389
Pool #762800 4.500% 8/01/13	11,030	11,225
Pool #254914 4.500% 9/01/13	701,539	746,838
Pool #763017 4.500% 9/01/13	1,139,067	1,212,617
Pool #768007 4.500% 9/01/13	1,026,853	1,093,157
Pool #254958 4.500% 10/01/13	1,051,823	1,119,739
Pool #745570 4.500% 10/01/13	30,373	32,335
Pool #254989 4.500% 11/01/13	376,336	400,636
Pool #255040 4.500% 12/01/13	745,203	793,321
Pool #735395 4.500% 12/01/13	87,600	93,256
Pool #255088 4.500% 1/01/14	138,868	142,198
Pool #255115 4.500% 2/01/14	314,829	335,158
Pool #357523 4.500% 3/01/14	8,404	8,633
Pool #255204 4.500% 4/01/14	70,116	74,643
Pool #255236 4.500% 5/01/14	1,688,021	1,797,017
Pool #255291 4.500% 6/01/14	58,981	62,790
Pool #255354 4.500% 8/01/14	331,888	353,318
Pool #255431 4.500% 9/01/14	146,224	151,014

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #255450 4.500% 10/01/14	$465,720	$480,970
Pool #735023 4.500% 11/01/14	137,835	140,950
Pool #829751 4.500% 4/01/15	528,194	541,994
Pool #255730 4.500% 5/01/15	134,970	140,389
Pool #255938 4.500% 11/01/15	73,821	77,355
Pool #256111 4.500% 2/01/16	263,483	276,399
Pool #920806 4.500% 6/01/16	498,873	531,085
Pool #AC8529 4.500% 12/01/39	292,165	310,117
Pool #AD2888 4.500% 4/01/40	382,642	406,154
Pool #AH8423 4.500% 4/01/41	10,382,326	11,020,271
Pool #AI0964 4.500% 4/01/41	313,956	333,247
Pool #AI0279 4.500% 5/01/41	199,349	211,660
Pool #AI0570 4.500% 5/01/41	194,056	206,041
Pool #AI0983 4.500% 5/01/41	1,210,373	1,285,123
Pool #AI3307 4.500% 5/01/41	494,222	524,744
Pool #AI2468 4.500% 5/01/41	8,166,483	8,670,827
Pool #AI2828 4.500% 6/01/41	181,410	192,613
Pool #AI4815 4.500% 6/01/41	10,117,871	10,742,728
Pool #843483 5.000% 10/01/35	28,418	30,638
Pool #256504 5.000% 11/01/36	159,625	171,971
Pool #256672 5.000% 4/01/37	6,328,404	6,814,899
Pool #929079 5.000% 1/01/38	274,992	295,832
Pool #961600 5.000% 2/01/38	792,597	852,413
Pool #982786 5.000% 3/01/38	3,070,916	3,304,594
Pool #974965 5.000% 4/01/38	853,139	917,525
Pool #929301 5.000% 4/01/38	244,338	262,778

	Principal Amount	Value
Pool #962687 5.000% 4/01/38	$5,365,483	$5,770,409
Pool #962874 5.000% 5/01/38	49,075	52,779
Pool #982014 5.000% 5/01/38	2,081,493	2,238,581
Pool #983077 5.000% 5/01/38	1,900,213	2,043,619
Pool #934643 5.000% 11/01/38	33,636	36,164
Pool #AA0839 5.000% 1/01/39	159,883	171,899
Pool #AA2023 5.000% 1/01/39	317,654	341,527
Pool #930635 5.000% 3/01/39	64,202	69,028
Pool #AA4434 5.000% 3/01/39	434,409	467,057
Pool #930760 5.000% 3/01/39	2,038,700	2,191,921
Pool #930992 5.000% 4/01/39	331,897	356,841
Pool #931019 5.000% 4/01/39	183,975	197,802
Pool #995930 5.000% 4/01/39	3,320,435	3,571,024
Pool #AA6753 5.000% 6/01/39	227,981	245,115
Pool #995872 5.000% 6/01/39	197,411	212,309
Pool #995896 5.000% 6/01/39	3,987,898	4,288,859
Pool #AC3221 5.000% 8/01/39	31,021	33,352
Pool #AD7968 5.000% 12/01/39	45,424	48,837
Pool #AE2266 5.000% 3/01/40	887,628	954,339
Pool #AD6194 5.000% 6/01/40	223,151	240,062
Pool #AD7614 5.000% 7/01/40	258,260	277,911
Pool #AD7136 5.000% 7/01/40	524,687	564,612
Pool #AD4193 5.000% 7/01/40	279,638	300,917
Pool #AD7436 5.000% 8/01/40	28,379	30,539
Pool #AE9800 5.000% 11/01/40	480,400	517,106
Pool #AH3846 5.000% 4/01/41	500,932	540,146

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AI1480 5.000% 4/01/41	$397,528	$428,647
Pool #255148 5.500% 2/01/14	1,695	1,750
Pool #587994 6.000% 6/01/16	16,967	18,290
Pool #253880 6.500% 7/01/16	65,455	71,068
Pool #575667 7.000% 3/01/31	47,302	53,515
Pool #572577 7.000% 4/01/31	10,363	11,738
Pool #497120 7.500% 8/01/29	422	486
Pool #507053 7.500% 9/01/29	2,631	3,016
Pool #529453 7.500% 1/01/30	7,271	8,374
Pool #531196 7.500% 2/01/30	738	850
Pool #532418 7.500% 2/01/30	5,322	6,130
Pool #530299 7.500% 3/01/30	2,216	2,537
Pool #536386 7.500% 4/01/30	617	708
Pool #535996 7.500% 6/01/31	26,223	30,074
Pool #523499 8.000% 11/01/29	1,957	2,242
Pool #252926 8.000% 12/01/29	962	1,108
Pool #532819 8.000% 3/01/30	550	634
Pool #537033 8.000% 4/01/30	5,175	5,970
Pool #534703 8.000% 5/01/30	3,632	4,186
Pool #253437 8.000% 9/01/30	497	573
Pool #253481 8.000% 10/01/30	370	427
Pool #190317 8.000% 8/01/31	12,346	14,230
Pool #599652 8.000% 8/01/31	107,228	123,911
Pool #602008 8.000% 8/01/31	15,186	17,523
Pool #596656 8.000% 8/01/31	4,595	5,212
Pool #597220 8.000% 9/01/31	8,003	9,242

	Principal Amount	Value
Federal National Mortgage Association TBA Pool #1202 3.500% 7/01/40 (e)	$5,450,000	$5,597,320
Government National Mortgage Association
Pool #008746 2.125% 11/20/25	11,831	12,137
Pool #080136 2.125% 11/20/27	2,198	2,259
Pool #369261 6.000% 12/15/23	2,846	3,177
Pool #544462 6.000% 4/15/31	1,099	1,226
Pool #371146 7.000% 9/15/23	1,323	1,502
Pool #352022 7.000% 11/15/23	25,199	28,572
Pool #374440 7.000% 11/15/23	1,771	2,011
Pool #491089 7.000% 12/15/28	39,021	44,784
Pool #483598 7.000% 1/15/29	13,102	14,988
Pool #480539 7.000% 4/15/29	735	845
Pool #478658 7.000% 5/15/29	8,778	10,099
Pool #488634 7.000% 5/15/29	3,190	3,666
Pool #500928 7.000% 5/15/29	13,003	14,813
Pool #509546 7.000% 6/15/29	17,053	19,467
Pool #498541 7.000% 6/15/29	7,298	7,711
Pool #510083 7.000% 7/15/29	5,705	6,505
Pool #499410 7.000% 7/15/29	3,160	3,609
Pool #508655 7.000% 7/15/29	186	212
Pool #516706 7.000% 8/15/29	253	284
Pool #493723 7.000% 8/15/29	14,711	16,795
Pool #507093 7.000% 8/15/29	5,653	6,456
Pool #505558 7.000% 9/15/29	2,846	3,248
Pool #581417 7.000% 7/15/32	41,671	47,686

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #591581 7.000% 8/15/32	$17,201	$19,695
Pool #210946 7.500% 3/15/17	7,322	8,074
Pool #203940 7.500% 4/15/17	12,972	14,136
Pool #181168 7.500% 5/15/17	6,827	7,535
Pool #193870 7.500% 5/15/17	9,269	10,178
Pool #192796 7.500% 6/15/17	1,319	1,450
Pool #226163 7.500% 7/15/17	13,583	15,016
Government National Mortgage Association TBA Pool #7273 4.500% 8/01/39 (e)	8,780,000	9,540,019
New Valley Generation IV 4.687% 1/15/22	357,183	420,965

		320,053,895

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $307,992,685)		320,509,503

U.S. TREASURY OBLIGATIONS — 8.5%
U.S. Treasury Bonds & Notes — 8.5%
U.S. Treasury Bond 3.500% 2/15/39	4,880,000	5,425,130
U.S. Treasury Bond 4.375% 5/15/40	14,860,000	19,126,357
U.S. Treasury Bond 5.375% 2/15/31	2,405,000	3,385,092
U.S. Treasury Note 0.625% 7/15/14	26,130,000	26,290,250
U.S. Treasury Note (f) 1.875% 9/30/17	21,865,000	22,702,873
U.S. Treasury Note 3.000% 9/30/16	1,205,000	1,324,841

		78,254,543

TOTAL U.S. TREASURY OBLIGATIONS (Cost $72,268,787)		78,254,543

TOTAL BONDS & NOTES (Cost $870,991,726)		911,848,417

TOTAL LONG-TERM INVESTMENTS (Cost $870,991,726)		911,848,417

	Principal Amount	Value

SHORT-TERM INVESTMENTS — 3.9%
Commercial Paper — 3.9%
Avery Dennison Corp. (a) 0.304% 10/03/11	$12,565,000	$12,564,791
BAT International Finance (a) 0.365% 10/03/11	17,000,000	16,999,660
Glencore Funding LLC 0.507% 10/05/11	6,680,000	6,679,629

		36,244,080

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/03/11	70,312	70,312

TOTAL SHORT-TERM INVESTMENTS (Cost $36,314,392)		36,314,392

TOTAL INVESTMENTS — 103.4% (Cost $907,306,118) (g)		948,162,809

Other Assets/(Liabilities) — (3.4)%		(31,311,080)

NET ASSETS — 100.0%		$916,851,729

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, these securities amounted to a value of $107,569,798 or 11.73% of net assets.
(b)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At September 30, 2011, these securities amounted to a value of $59,394 or 0.01% of net assets.
(c)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2011, these securities amounted to a value of $1,120,000 or 0.12% of net assets.

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (continued)

(d)	Restricted security. Certain securities are restricted as to resale. At September 30, 2011, these securities amounted to a value of $694,190 or 0.08% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Money Market Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 100.1%
Commercial Paper — 80.9%
7-Eleven, Inc. (a) 0.080% 10/04/11	$2,450,000	$2,449,984
7-Eleven, Inc. (a) 0.081% 10/11/11	2,300,000	2,299,949
Abbot Laboratories (a) 0.090% 10/11/11	2,300,000	2,299,943
Abbot Laboratories (a) 0.100% 10/11/11	2,700,000	2,699,925
Air Products & Chemicals, Inc. (a) 0.071% 10/03/11	3,500,000	3,499,986
Air Products & Chemicals, Inc. (a) 0.091% 10/11/11	1,200,000	1,199,970
American Honda Finance Corp. 0.131% 10/18/11	920,000	919,944
American Honda Finance Corp. 0.142% 11/15/11	3,875,000	3,874,322
Bank of Nova Scotia/New York 0.284% 12/05/11	4,750,000	4,747,599
Basin Electric Power Cooperative (a) 0.142% 10/25/11	4,750,000	4,749,557
Becton Dickinson & Co. 0.101% 10/28/11	3,635,000	3,634,727
Cargill Global Funding PLC (a) 0.060% 10/03/11	3,500,000	3,499,988
Cargill Global Funding PLC (a) 0.091% 10/21/11	1,250,000	1,249,938
Caterpillar Financial Services Corp. 0.110% 10/12/11	4,600,000	4,599,845
Cisco Systems, Inc. (a) 0.081% 10/11/11	4,750,000	4,749,894
The Coca-Cola Co. (a) 0.121% 12/21/11	4,750,000	4,748,717
Commonwealth Bank of Australia (a) 0.273% 12/15/11	4,750,000	4,747,328
Covidien International Finance SA, (a) 0.250% 10/18/11	4,750,000	4,749,439
Deere & Co. (a) 0.071% 10/27/11	4,750,000	4,749,760
E.I. du Pont de Nemours & Co. (a) 0.101% 10/17/11	961,000	960,957
Emerson Electric Co. (a) 0.050% 10/24/11	4,050,000	4,049,871
Export-Import Bank of Korea 0.355% 10/06/11	4,750,000	4,749,769
General Dynamics Corp. (a) 0.071% 10/03/11	4,750,000	4,749,982
General Electric Capital Corp. 0.081% 12/13/11	4,750,000	4,749,229
Henkel of America, Inc. (a) 0.131% 10/17/11	3,350,000	3,349,806

	Principal Amount	Value
Hewlett-Packard Co. (a) 0.160% 10/31/11	$4,750,000	$4,749,367
Illinois Tool Works, Inc. (a) 0.060% 10/13/11	3,000,000	2,999,940
International Business Machines Corp. (a) 0.050% 10/19/11	1,000,000	999,975
Johnson & Johnson (a) 0.081% 12/19/11	4,500,000	4,499,210
JP Morgan Chase & Co. 0.150% 10/04/11	1,900,000	1,899,976
L’Oreal USA, Inc. (a) 0.071% 10/18/11	3,750,000	3,749,876
Merck & Co., Inc. (a) 0.030% 10/03/11	2,175,000	2,174,996
National Rural Utilities Cooperative Finance Corp. 0.101% 10/20/11	4,750,000	4,749,749
Nestle Capital Corp. (a) 0.130% 10/17/11	1,100,000	1,099,936
Nestle Capital Corp. (a) 0.170% 12/02/11	3,000,000	2,999,122
Nestle Capital Corp. (a) 0.120% 12/20/11	450,000	449,880
Paccar Financial Corp. 0.101% 10/13/11	4,750,000	4,749,842
PepsiCo, Inc. (a) 0.071% 12/06/11	4,750,000	4,749,390
Praxair, Inc. 0.030% 10/04/11	2,500,000	2,499,994
Praxair, Inc. 0.030% 10/05/11	2,200,000	2,199,993
Reckitt Benckiser Treasury Services PLC (a) 0.152% 11/10/11	1,000,000	999,833
Roche Holding, Inc. (a) 0.060% 10/13/11	2,175,000	2,174,957
Sanofi (a) 0.111% 11/14/11	1,250,000	1,249,832
The Sherwin-Williams Co. (a) 0.202% 10/05/11	643,000	642,986
The Sherwin-Williams Co. (a) 0.202% 10/12/11	750,000	749,954
Sigma-Aldrich Corp. (a) 0.040% 10/05/11	1,225,000	1,224,995
Sigma-Aldrich Corp. (a) 0.050% 10/07/11	3,500,000	3,499,971
Wal-Mart Stores, Inc. (a) 0.060% 10/18/11	1,410,000	1,409,960
Wal-Mart Stores, Inc. (a) 0.071% 11/16/11	3,325,000	3,324,703
The Walt Disney Co. (a) 0.110% 11/01/11	3,250,000	3,249,692

The accompanying notes are an integral part of the financial statements.

MML Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wisconsin Gas LLC 0.223% 10/12/11	$2,600,000	$2,599,825
Wisconsin Gas LLC 0.152% 10/05/11	2,150,000	2,149,964

		155,928,347

Corporate Debt — 2.3%
Berkshire Hathaway, Inc. FRN, 0.454%, due 2/10/12	1,000,000	1,000,698
Sanofi FRN, 0.412%, due 3/28/12	3,500,000	3,500,000

		4,500,698

Discount Notes — 8.5%
Federal Farm Credit Bank 0.120% 10/28/11	250,000	249,978
Federal Farm Credit Bank 0.200% 11/08/11	425,000	424,910
Federal Farm Credit Discount Notes 0.081% 12/27/11	400,000	399,923
Federal Farm Credit Discount Notes 0.125% 5/15/12	1,250,000	1,249,015
Federal Farm Credit Discount Notes 0.140% 6/05/12	1,500,000	1,498,553
Federal Farm Credit Discount Notes 0.290% 12/27/11	900,000	899,369
Federal Home Loan Bank Discount Notes 0.020% 11/09/11	500,000	499,989
Federal Home Loan Bank Discount Notes 0.020% 11/10/11	2,000,000	1,999,956
Federal Home Loan Bank Discount Notes 0.105% 3/07/12	150,000	149,931
Federal Home Loan Bank Discount Notes 0.110% 3/07/12	350,000	349,831
Federal Home Loan Bank Discount Notes 0.130% 2/10/12	1,470,000	1,469,299
Federal Home Loan Mortgage Corp. 0.060% 10/06/11	2,900,000	2,899,976
Federal Home Loan Mortgage Corp. 0.100% 10/24/11	310,000	309,980
Federal Home Loan Mortgage Corp. 0.120% 10/21/11	175,000	174,988
Federal National Mortgage Association 0.100% 2/15/12	725,000	724,724
Federal National Mortgage Association 0.150% 1/17/12	875,000	874,606
Federal National Mortgage Association 0.160% 2/21/12	2,150,000	2,148,634

		16,323,662

Time Deposits — 0.5%
Euro Time Deposit 0.010% 10/03/11	1,001,964	1,001,964

	Principal Amount	Value
U.S. Government Obligations — 4.4%
U.S. Treasury Note, 0.750%, due 11/30/11	$2,450,000	$2,452,511
U.S. Treasury Note, 0.750%, due 5/31/12	1,000,000	1,004,248
U.S. Treasury Note, 1.375%, due 3/15/12	2,000,000	2,010,956
U.S. Treasury Note, 1.750%, due 11/15/11	3,000,000	3,005,987

		8,473,702

U.S. Treasury Bills — 3.5%
U.S. Treasury Bill 0.100% 12/29/11	2,000,000	1,999,506
U.S. Treasury Bill 0.200% 12/15/11	800,000	799,667
U.S. Treasury Bill 0.201% 10/20/11	1,000,000	999,894
U.S. Treasury Bill 0.235% 10/20/11	975,000	974,879
U.S. Treasury Bill 0.249% 11/17/11	950,000	949,690
U.S. Treasury Bill 0.274% 1/12/12	1,000,000	999,215

		6,722,851

TOTAL SHORT-TERM INVESTMENTS (Cost $192,951,224)		192,951,224

TOTAL INVESTMENTS — 100.1% (Cost $192,951,224) (b)		192,951,224

Other Assets/(Liabilities) — (0.1)%		(284,738)

NET ASSETS — 100.0%		$192,666,486

Notes to Portfolio of Investments

FRN	Floating Rate Note
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, these securities amounted to a value of $107,803,569 or 55.95% of net assets.
(b)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 62.1%

CORPORATE DEBT — 21.8%
Advertising — 0.2%
WPP Finance 8.000% 9/15/14	$260,000	$294,263
WPP Finance Corp. 5.875% 6/15/14	65,000	70,259

		364,522

Aerospace & Defense — 0.2%
L-3 Communications Corp. 6.375% 10/15/15	471,000	481,009

Agriculture — 0.2%
Altria Group, Inc. 9.700% 11/10/18	60,000	79,511
BAT International Finance PLC (a) 8.125% 11/15/13	245,000	279,129

		358,640

Airlines — 0.0%
United Air Lines, Inc. (b) 10.110% 2/19/49	10,367	3,719

Auto Manufacturers — 0.1%
Daimler Finance NA LLC (a) 2.625% 9/15/16	250,000	243,830

Banks — 1.7%
Associated Banc-Corp 5.125% 3/28/16	350,000	364,194
Bank of America Corp. 2.100% 4/30/12	480,000	485,206
Bank of America Corp. 5.750% 12/01/17	150,000	140,679
Barclays Bank PLC 5.000% 9/22/16	100,000	100,224
Barclays Bank PLC 5.200% 7/10/14	370,000	378,391
Capital One Financial Corp. 2.125% 7/15/14	150,000	148,505
Capital One Financial Corp. 7.375% 5/23/14	85,000	94,944
Deutsche Bank AG 3.250% 1/11/16	400,000	392,198
First Horizon National Corp. 5.375% 12/15/15	275,000	278,339
HSBC Bank USA 4.625% 4/01/14	205,000	209,920
ICICI Bank Ltd (a) 4.750% 11/25/16	225,000	215,115
ICICI Bank Ltd. (a) 5.500% 3/25/15	210,000	209,159
The Royal Bank of Scotland PLC (a) 4.875% 8/25/14	135,000	135,922

	Principal Amount	Value
State Street Corp. 2.150% 4/30/12	$145,000	$146,615
UBS AG 5.750% 4/25/18	205,000	210,868
Wachovia Corp. 5.300% 10/15/11	75,000	75,070
Wachovia Corp. 5.750% 6/15/17	170,000	191,377
Wells Fargo & Co. 3.625% 4/15/15	210,000	218,665

		3,995,391

Beverages — 0.0%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	55,000	61,870

Building Materials — 0.5%
CRH America, Inc. 8.125% 7/15/18	20,000	23,393
Lafarge SA (a) 6.200% 7/09/15	400,000	397,999
Masco Corp. 4.800% 6/15/15	490,000	473,905
Masco Corp. 7.125% 8/15/13	160,000	170,588
Owens Corning, Inc. 9.000% 6/15/19	110,000	129,875

		1,195,760

Chemicals — 1.4%
Airgas, Inc. 4.500% 9/15/14	155,000	165,255
Ashland, Inc. 9.125% 6/01/17	80,000	88,500
Cabot Corp. 5.000% 10/01/16	420,000	460,403
Cytec Industries, Inc. 8.950% 7/01/17	50,000	63,255
The Dow Chemical Co. 4.850% 8/15/12	105,000	108,108
The Dow Chemical Co. 5.900% 2/15/15	275,000	303,568
The Dow Chemical Co. 7.600% 5/15/14	160,000	181,724
E.I. du Pont de Nemours & Co. 3.250% 1/15/15	120,000	127,691
E.I. du Pont de Nemours & Co. 5.000% 1/15/13	25,000	26,254
E.I. du Pont de Nemours & Co. 6.000% 7/15/18	20,000	24,369
Incitec Pivot Ltd. (a) 4.000% 12/07/15	250,000	254,823
Lyondell Chemical Co. (a) 8.000% 11/01/17	469,000	505,347

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nova Chemicals Corp. FRN 3.542% 11/15/13	$500,000	$482,500
RPM International, Inc. 6.250% 12/15/13	350,000	375,866
Valspar Corp. 5.625% 5/01/12	80,000	81,906

		3,249,569

Commercial Services — 0.5%
Brambles USA, Inc. (a) 3.950% 4/01/15	190,000	198,624
Deluxe Corp. 7.375% 6/01/15	25,000	24,750
Donnelley (R.R.) & Sons Co. 4.950% 4/01/14	340,000	321,300
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	45,000	41,063
Equifax, Inc. 4.450% 12/01/14	330,000	351,592
ERAC USA Finance LLC (a) 5.800% 10/15/12	255,000	265,704

		1,203,033

Computers — 0.1%
Brocade Communications Systems, Inc. 6.625% 1/15/18	30,000	30,525
Hewlett-Packard Co. 5.500% 3/01/18	140,000	156,210
HP Enterprise Services LLC Series B 6.000% 8/01/13	70,000	75,057

		261,792

Diversified Financial — 4.1%
American Express Co. 6.150% 8/28/17	55,000	62,867
American Express Co. 7.250% 5/20/14	60,000	68,001
The Bear Stearns Cos., Inc. 7.250% 2/01/18	175,000	206,288
BlackRock, Inc. 6.250% 9/15/17	55,000	63,538
Boeing Capital Corp. Ltd. 6.500% 2/15/12	110,000	112,305
Citigroup, Inc. 2.125% 4/30/12	320,000	323,536
Citigroup, Inc. 4.750% 5/19/15	150,000	153,711
Citigroup, Inc. 5.500% 10/15/14	115,000	119,479
Citigroup, Inc. 5.500% 2/15/17	120,000	119,453
Citigroup, Inc. 6.375% 8/12/14	190,000	201,157
Eaton Vance Corp. 6.500% 10/02/17	170,000	193,920

	Principal Amount	Value
Federal Home Loan Mortgage Corp. 2.125% 3/23/12	$1,995,000	$2,013,422
Ford Motor Credit Co. LLC 5.875% 8/02/21	325,000	323,272
Ford Motor Credit Co. LLC 8.700% 10/01/14	425,000	459,097
General Electric Capital Corp. 2.800% 1/08/13	245,000	249,217
General Electric Capital Corp. 3.500% 8/13/12	190,000	194,195
General Electric Capital Corp. 5.375% 10/20/16	110,000	120,531
General Electric Capital Corp. 5.900% 5/13/14	145,000	158,518
The Goldman Sachs Group, Inc. 5.450% 11/01/12	640,000	659,743
The Goldman Sachs Group, Inc. 5.625% 1/15/17	325,000	315,272
HSBC Finance Corp. 5.900% 6/19/12	130,000	133,611
HSBC Finance Corp. 6.375% 10/15/11	65,000	65,094
International Lease Finance Corp. 5.625% 9/20/13	75,000	72,000
Janus Capital Group, Inc. 6.700% 6/15/17	400,000	414,304
Lazard Group LLC 6.850% 6/15/17	85,000	93,593
Lazard Group LLC 7.125% 5/15/15	752,000	830,565
Merrill Lynch & Co., Inc. 5.450% 2/05/13	305,000	302,263
Morgan Stanley 2.875% 7/28/14	550,000	524,115
Morgan Stanley 3.800% 4/29/16	150,000	138,290
Morgan Stanley 4.200% 11/20/14	335,000	327,621
Morgan Stanley 5.450% 1/09/17	100,000	96,458
Morgan Stanley, Series F 6.625% 4/01/18	190,000	188,492
National Rural Utilities Cooperative Finance Corp. 10.375% 11/01/18	30,000	43,106
SLM Corp. 5.000% 10/01/13	80,000	78,310
SLM Corp. 6.250% 1/25/16	100,000	98,153
TD Ameritrade Holding Corp. 4.150% 12/01/14	55,000	58,410

		9,581,907

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Electric — 0.7%
Allegheny Energy Supply Co. LLC (a) 8.250% 4/15/12	$60,000	$62,103
Ameren Corp. 8.875% 5/15/14	175,000	197,948
CenterPoint Energy Houston Electric LLC Class U 7.000% 3/01/14	50,000	56,323
CMS Energy Corp. 2.750% 5/15/14	150,000	146,839
CMS Energy Corp. 5.050% 2/15/18	290,000	286,478
CMS Energy Corp. 6.300% 2/01/12	10,000	10,176
IPALCO Enterprises, Inc. (a) 5.000% 5/01/18	375,000	343,125
Kansas Gas & Electric Co. 5.647% 3/29/21	46,559	48,463
Mirant Mid-Atlantic LLC Series 2001 Class A 8.625% 6/30/12	16,237	16,562
Monongahela Power 6.700% 6/15/14	70,000	78,257
Nevada Power Co. Series L 5.875% 1/15/15	90,000	100,558
NRG Energy, Inc. 8.500% 6/15/19	125,000	120,625
Oncor Electric Delivery Co. 6.800% 9/01/18	10,000	12,160
PPL Energy Supply LLC 6.300% 7/15/13	120,000	128,409
Wisconsin Public Service Corp. 5.650% 11/01/17	70,000	82,143

		1,690,169

Electrical Components & Equipment — 0.1%
Anixter, Inc. 5.950% 3/01/15	115,000	112,700

Electronics — 0.6%
Agilent Technologies, Inc. 2.500% 7/15/13	510,000	517,252
Amphenol Corp. 4.750% 11/15/14	205,000	217,341
Avnet, Inc. 5.875% 3/15/14	385,000	412,135
FLIR Systems, Inc. 3.750% 9/01/16	275,000	273,793

		1,420,521

Entertainment — 0.1%
Peninsula Gaming LLC 8.375% 8/15/15	205,000	203,975

	Principal Amount	Value
Environmental Controls — 0.3%
Allied Waste North America, Inc. 6.875% 6/01/17	$375,000	$400,781
Waste Management, Inc. 6.100% 3/15/18	20,000	23,054
Xylem, Inc. (a) 3.550% 9/20/16	200,000	200,592
Xylem, Inc. (a) 4.875% 10/01/21	100,000	103,563

		727,990

Foods — 0.3%
Kellogg Co. 5.125% 12/03/12	135,000	141,461
Kraft Foods, Inc. 4.125% 2/09/16	210,000	223,622
Kraft Foods, Inc. 6.750% 2/19/14	200,000	223,261
The Kroger Co. 7.500% 1/15/14	55,000	62,217

		650,561

Forest Products & Paper — 0.1%
Rock-Tenn Co. 5.625% 3/15/13	20,000	20,500
Rock-Tenn Co. 9.250% 3/15/16	220,000	234,300
Verso Paper Holdings LLC 11.500% 7/01/14	63,000	65,520

		320,320

Hand & Machine Tools — 0.1%
Black & Decker Corp. 8.950% 4/15/14	80,000	93,816
Kennametal, Inc. 7.200% 6/15/12	160,000	166,351

		260,167

Health Care – Products — 0.3%
Boston Scientific Corp. 4.500% 1/15/15	500,000	522,463
Covidien International Finance SA 5.450% 10/15/12	160,000	167,557

		690,020

Health Care – Services — 0.1%
Apria Healthcare Group, Inc. 11.250% 11/01/14	275,000	264,000

Holding Company – Diversified — 0.2%
Kansas City Southern Railway 13.000% 12/15/13	172,000	196,940
Leucadia National Corp. 7.750% 8/15/13	320,000	336,400

		533,340

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Home Builders — 0.2%
Pulte Group, Inc. 6.250% 2/15/13	$370,000	$370,000
Toll Brothers Finance Corp. 4.950% 3/15/14	100,000	102,381

		472,381

Home Furnishing — 0.2%
Sealy Mattress Co. (a) 10.875% 4/15/16	484,000	510,620
Whirlpool Corp. 8.600% 5/01/14	40,000	45,623

		556,243

Household Products — 0.1%
Church & Dwight Co., Inc. 3.350% 12/15/15	125,000	128,961

Insurance — 0.8%
American International Group, Inc. 3.650% 1/15/14	50,000	48,752
Berkshire Hathaway, Inc. 3.200% 2/11/15	390,000	410,035
Hartford Financial Services Group, Inc. 5.375% 3/15/17	400,000	403,306
Lincoln National Corp. 4.300% 6/15/15	75,000	78,925
Marsh & McLennan Cos., Inc. 4.800% 7/15/21	225,000	235,903
MetLife Global Funding I (a) 2.875% 9/17/12	200,000	203,170
MetLife, Inc. Series A 6.817% 8/15/18	30,000	35,186
Prudential Financial, Inc. 3.625% 9/17/12	175,000	177,934
Prudential Financial, Inc. 3.875% 1/14/15	115,000	117,542
Prudential Financial, Inc. 4.750% 9/17/15	230,000	240,102

		1,950,855

Investment Companies — 0.0%
Xstrata Finance Canada (a) 5.800% 11/15/16	45,000	49,476

Iron & Steel — 0.7%
Allegheny Technologies, Inc. 8.375% 12/15/11	55,000	55,535
Allegheny Technologies, Inc. 9.375% 6/01/19	20,000	25,175
ArcelorMittal 9.000% 2/15/15	380,000	417,846
Reliance Steel & Aluminum Co. 6.200% 11/15/16	355,000	374,833
Steel Dynamics, Inc. 7.375% 11/01/12	710,000	725,975

		1,599,364

	Principal Amount	Value
Lodging — 0.2%
Marriott International, Inc. 5.810% 11/10/15	$60,000	$67,567
Marriott International, Inc. 6.200% 6/15/16	180,000	202,119
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	10,000	10,300
Wyndham Worldwide Corp. 6.000% 12/01/16	145,000	151,655

		431,641

Machinery – Diversified — 0.1%
Roper Industries, Inc. 6.625% 8/15/13	145,000	157,037

Manufacturing — 0.9%
Cooper US, Inc. 6.100% 7/01/17	100,000	118,848
General Electric Co. 5.250% 12/06/17	65,000	72,219
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	60,000	73,575
Ingersoll-Rand Global Holding Co. Ltd. 9.500% 4/15/14	110,000	129,882
ITT Corp. 4.900% 5/01/14	90,000	98,391
Siemens Financieringsmaatschappij NV (a) 5.750% 10/17/16	160,000	186,485
Textron, Inc. 6.200% 3/15/15	900,000	966,752
Tyco Electronics Group SA 6.000% 10/01/12	155,000	162,416
Tyco Electronics Group SA 6.550% 10/01/17	50,000	58,771
Tyco International Finance SA 4.125% 10/15/14	175,000	186,042
Tyco International Finance SA 8.500% 1/15/19	60,000	78,321

		2,131,702

Media — 0.5%
Comcast Corp. 6.500% 1/15/15	65,000	74,082
Scholastic Corp. 5.000% 4/15/13	320,000	321,600
Thomson Corp. 5.700% 10/01/14	235,000	258,609
Thomson Reuters Corp. 5.950% 7/15/13	65,000	70,228
Time Warner Cable, Inc. 7.500% 4/01/14	110,000	124,422
Time Warner Cable, Inc. 8.750% 2/14/19	60,000	76,780
Time Warner, Inc. 5.875% 11/15/16	135,000	152,591

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Viacom, Inc. 6.250% 4/30/16	$50,000	$57,586

		1,135,898

Metal Fabricate & Hardware — 0.1%
The Timken Co. 6.000% 9/15/14	165,000	182,491

Mining — 0.3%
Corporacion Nacional del Cobre de Chile (a) 5.500% 10/15/13	80,000	85,579
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/01/17	245,000	262,762
Teck Resources Ltd. 7.000% 9/15/12	65,000	68,125
Teck Resources Ltd. 10.750% 5/15/19	105,000	130,463
Vale Overseas Ltd. 6.250% 1/11/16	145,000	156,963
Vale Overseas Ltd. 6.250% 1/23/17	75,000	81,300

		785,192

Office Equipment/Supplies — 0.1%
Xerox Corp. 4.250% 2/15/15	90,000	95,200
Xerox Corp. 5.500% 5/15/12	55,000	56,523

		151,723

Oil & Gas — 0.9%
Anadarko Petroleum Corp. 6.375% 9/15/17	400,000	448,730
Cenovus Energy, Inc. 4.500% 9/15/14	215,000	231,778
Noble Holding International Ltd. 7.375% 3/15/14	165,000	186,526
PetroBakken Energy Ltd., Convertible (c) 3.125% 2/08/16	300,000	240,000
Petrobras International Finance Co. 3.875% 1/27/16	205,000	203,360
Pioneer Natural Resources Co. 5.875% 7/15/16	220,000	232,393
Rowan Cos., Inc. 5.000% 9/01/17	250,000	259,058
Tesoro Corp. 6.500% 6/01/17	55,000	54,725
Valero Energy Corp. 4.500% 2/01/15	175,000	186,848

		2,043,418

Oil & Gas Services — 0.1%
Hornbeck Offshore Services, Inc. Series B 6.125% 12/01/14	335,000	329,975

	Principal Amount	Value
Packaging & Containers — 0.3%
Packaging Corporation of America 5.750% 8/01/13	$160,000	$170,816
Sealed Air Corp. (a) 5.625% 7/15/13	240,000	250,761
Sealed Air Corp. 7.875% 6/15/17	200,000	210,394

		631,971

Pharmaceuticals — 0.1%
Abbott Laboratories 5.600% 11/30/17	70,000	83,189
Mylan, Inc. (a) 7.625% 7/15/17	100,000	104,000

		187,189

Pipelines — 1.2%
Boardwalk Pipelines LLC 5.500% 2/01/17	35,000	38,196
CenterPoint Energy Resources Corp. 6.125% 11/01/17	160,000	186,617
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	165,000	165,648
DCP Midstream LLC (a) 9.750% 3/15/19	5,000	6,653
El Paso Pipeline Partners Operating Co. LLC 4.100% 11/15/15	400,000	405,306
Energy Transfer Partners LP 9.700% 3/15/19	200,000	247,588
Enogex LLC (a) 6.875% 7/15/14	305,000	334,818
Enterprise Products Operating LP 3.200% 2/01/16	100,000	102,156
Gulf South Pipeline Co. LP (a) 5.050% 2/01/15	35,000	37,950
Kern River Funding Corp. (a) 4.893% 4/30/18	64,271	69,633
Kinder Morgan Energy Partners LP 6.000% 2/01/17	35,000	39,635
Kinder Morgan Finance Co. LLC (a) 6.000% 1/15/18	550,000	544,500
ONEOK Partners LP 3.250% 2/01/16	100,000	101,621
Rockies Express Pipeline LLC (a) 6.250% 7/15/13	120,000	127,700
Rockies Express Pipeline LLC (a) 6.850% 7/15/18	80,000	84,058
Southern Natural Gas Co. (a) 5.900% 4/01/17	60,000	67,300
Texas Eastern Transmission LP (a) 6.000% 9/15/17	45,000	53,701
Transcontinental Gas Pipe Line Co. LLC 8.875% 7/15/12	95,000	100,506

		2,713,586

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Real Estate — 0.3%
AMB Property LP 4.500% 8/15/17	$145,000	$136,437
Brookfield Asset Management, Inc. 7.125% 6/15/12	90,000	92,946
ProLogis LP 5.625% 11/15/16	410,000	415,909

		645,292

Real Estate Investment Trusts (REITS) — 0.1%
Boston Properties LP 5.000% 6/01/15	30,000	32,128
Brandywine Operating Partners LP 4.950% 4/15/18	200,000	193,213
Senior Housing Properties Trust 8.625% 1/15/12	20,000	20,321
Simon Property Group LP 4.200% 2/01/15	35,000	36,932

		282,594

Retail — 0.1%
J.C. Penney Corp., Inc. 7.950% 4/01/17	25,000	26,625
Lowe’s Cos., Inc. 5.600% 9/15/12	70,000	73,186
Nordstrom, Inc. 6.750% 6/01/14	50,000	56,502

		156,313

Savings & Loans — 0.1%
Glencore Funding LLC (a) 6.000% 4/15/14	220,000	226,408

Storage & Warehousing — 0.2%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC 8.875% 3/15/18	335,000	331,650

Telecommunications — 1.6%
American Tower Corp. 4.500% 1/15/18	425,000	425,481
Cellco Partnership/Verizon Wireless Capital LLC 7.375% 11/15/13	165,000	185,051
CenturyLink, Inc. 5.500% 4/01/13	160,000	163,426
Embarq Corp. 6.738% 6/01/13	985,000	1,023,643
Embarq Corp. 7.082% 6/01/16	150,000	155,275
Rogers Communications, Inc. 5.500% 3/15/14	35,000	38,243
Rogers Communications, Inc. 6.375% 3/01/14	65,000	72,151
Rogers Communications, Inc. 6.800% 8/15/18	70,000	84,891

	Principal Amount	Value
Telecom Italia Capital 6.175% 6/18/14	$175,000	$174,153
Telefonica Emisiones SAU 3.992% 2/16/16	300,000	285,457
Verizon Communications, Inc. 8.750% 11/01/18	120,000	160,696
Virgin Media Secured Finance PLC 6.500% 1/15/18	345,000	366,562
Windstream Corp. 7.875% 11/01/17	210,000	212,625
Windstream Corp. 8.125% 8/01/13	400,000	421,000

		3,768,654

Textiles — 0.0%
Mohawk Industries, Inc. Series D 7.200% 4/15/12	40,000	40,950

Transportation — 0.2%
Asciano Finance (a) 5.000% 4/07/18	175,000	178,934
Bristow Group, Inc. 7.500% 9/15/17	190,000	195,700
Canadian National Railway Co. 5.850% 11/15/17	40,000	47,679
Ryder System, Inc. 5.000% 6/15/12	90,000	92,405

		514,718

Trucking & Leasing — 0.5%
GATX Corp. 3.500% 7/15/16	675,000	672,094
GATX Corp. 4.750% 10/01/12	215,000	221,122
GATX Corp. 4.750% 5/15/15	60,000	63,571
GATX Corp. 8.750% 5/15/14	220,000	254,428

		1,211,215

TOTAL CORPORATE DEBT (Cost $51,118,400)		50,691,702

MUNICIPAL OBLIGATIONS — 0.6%
Access Group, Inc., Delaware VRN 1.612% 9/01/37	155,000	133,300
North Carolina State Education Assistance Authority FRN 1.211% 1/26/26	350,000	344,043
North Carolina State Education Assistance Authority Student Loan Revenue Bonds FRN 0.823% 1/25/21	364,518	364,088
State of California 5.950% 4/01/16	75,000	84,521

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
State of Illinois 5.365% 3/01/17	$400,000	$427,896

		1,353,848

TOTAL MUNICIPAL OBLIGATIONS (Cost $1,329,636)		1,353,848

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 17.8%
Automobile ABS — 3.1%
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class A2 0.770% 12/09/13	162,181	162,220
AmeriCredit Automobile Receivables Trust, Series 2011-3, Class A2 0.840% 11/10/14	190,000	189,765
AmeriCredit Automobile Receivables Trust, Series 2011-2, Class A2 0.900% 9/08/14	300,000	300,264
AmeriCredit Automobile Receivables Trust, Series 2010-4, Class A2 0.960% 5/08/14	219,868	220,079
Avis Budget Rental Car Funding AESOP LLC, Series 2007-2A, Class A FRN (a) 0.371% 8/20/13	245,000	241,535
Avis Budget Rental Car Funding AESOP LLC, Series 2005-4A, Class A3 FRN (a) 0.511% 7/20/12	500,000	494,201
CarMax Auto Owner Trust, Series 2010-2, Class A2 0.920% 1/15/13	68,531	68,548
Chesapeake Funding LLC, Series 2009-2A, Class A FRN (a) 1.979% 9/15/21	449,544	451,888
Chesapeake Funding LLC, Series 2009-1, Class A FRN (a) 2.229% 12/15/20	277,613	278,781
DT Auto Owner Trust, Series 2010-1A, Class A2 (a) 0.990% 12/17/12	114,777	114,833
Enterprise Fleet Financing LLC, Series 2011-2, Class A2 (a) 1.430% 10/20/16	661,997	661,529
First Investors Auto Owner Trust, Series 2011-1, Class A2 (a) 1.470% 3/16/15	193,003	193,073
Ford Credit Auto Owner Trust, Series 2011-B, Class A2 0.680% 1/15/14	455,000	454,225
Harley-Davidson Motorcycle Trust, Series 2010-1, Class A2 0.830% 11/15/13	290,820	290,816

	Principal Amount	Value
LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A (a) 2.550% 9/15/16	$288,049	$287,611
Navistar Financial Corp. Owner Trust, Series 2010-A, Class A2 (a) 1.470% 10/18/12	76,488	76,554
New York City Tax Lien, Series 2010-AA, Class A (a) 1.680% 1/10/24	87,484	87,575
Nissan Auto Lease Trust, Series 2010-B, Class A2 0.900% 5/15/13	231,778	231,958
Santander Consumer Acquired Receivables Trust, Series 2011-WO, Class A3 (a) 1.400% 10/15/14	475,000	478,297
Santander Drive Auto Receivables Trust, Series 2010-3, Class A2 0.930% 6/17/13	300,450	300,433
Santander Drive Auto Receivables Trust, Series 2011-1, Class A2 0.940% 2/18/14	335,000	334,705
Santander Drive Auto Receivables Trust, Series 2010-2, Class A2 0.950% 8/15/13	188,751	188,905
Santander Drive Auto Receivables Trust, Series 2011-2, Class A2 1.040% 4/15/14	550,000	549,587
Santander Drive Auto Receivables Trust, Series 2010-1, Class A2 1.360% 3/15/13	131,942	132,135
Toyota Auto Receivables Owner Trust, Series 2010-B, Class A2 0.740% 8/15/12	57,720	57,732
Volkswagen Auto Lease Trust, Series 2010-A, Class A2 0.770% 1/22/13	241,421	241,601
Westlake Automobile Receivables Trust, Series 2010-1A, Class A (a) 1.750% 12/17/12	56,496	56,614
Wheels SPV LLC, Series 2009-1, Class A FRN (a) 1.779% 3/15/18	123,412	123,857

		7,269,321

Commercial MBS — 6.0%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.916% 2/10/51	535,000	565,787
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4 4.674% 6/11/41	440,000	469,047

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class A3 VRN 5.116% 2/11/41	$295,000	$315,358
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	255,000	274,086
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205% 2/11/44	139,527	140,090
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	225,000	212,014
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	160,000	160,499
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4 VRN 5.405% 12/11/40	80,000	86,528
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A3 VRN 5.468% 6/11/41	470,000	504,659
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4, VRN 5.471% 1/12/45	425,000	457,279
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 5.694% 6/11/50	110,000	117,026
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	400,000	421,456
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.941% 9/11/38	400,000	384,107
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237% 12/11/49	104,681	104,742
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class AM VRN 5.968% 6/10/46	225,000	210,156
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 6.007% 12/10/49	465,000	499,537

	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 4.750% 1/15/37	$325,000	$341,083
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ VRN (a) 6.418% 2/15/41	265,000	151,134
DBUBS Mortgage Trust, Series 2011-LC3A, Class A1 2.238% 8/10/44	347,063	350,531
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (a) 3.386% 7/10/44	235,000	237,908
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (a) 3.742% 11/10/46	395,171	406,179
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A2 5.597% 12/10/49	150,000	153,893
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 6.073% 7/10/38	110,000	119,599
GS Mortgage Securities Corporation II, Series 2011-GC3, Class A2 (a) 3.645% 3/10/44	465,000	474,803
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A2 (a) 3.341% 7/15/46	100,000	101,089
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C2, Class A3 VRN 5.387% 5/15/41	545,000	581,307
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	485,000	517,226
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class A4 5.481% 12/12/44	200,000	212,492
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4 VRN 5.291% 1/12/44	85,000	93,425
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6, VRN 5.391% 11/12/37	500,000	547,471
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	200,000	214,588

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	$480,000	$496,493
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4 VRN 6.096% 6/12/46	245,000	267,539
Morgan Stanley Capital I, Series 2011-C2, Class A2 (a) 3.476% 6/15/44	300,000	304,692
Morgan Stanley Capital I, Series 2005-T19, Class AAB 4.852% 6/12/47	525,242	537,068
Morgan Stanley Capital I, Series 2007-HQ11, Class A4 VRN 5.447% 2/12/44	400,000	414,209
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	297,166	304,093
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.455% 1/11/43	320,000	356,922
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 5.947% 8/15/39	570,000	614,696
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.947% 8/15/39	200,000	196,250
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	235,000	241,746
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN 6.051% 2/15/51	363,271	368,224
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (a) 3.240% 3/15/44	175,000	176,205
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (a) 3.791% 2/15/44	200,000	204,594

		13,907,830

Home Equity ABS — 2.3%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.504% 8/25/35	190,668	172,122
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class A2C STEP 0.595% 7/25/35	160,812	138,255
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.604% 11/25/34	239,013	223,153

	Principal Amount	Value
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class M1 FRN 0.664% 7/25/35	$165,000	$123,325
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.674% 6/25/35	300,000	261,964
Bayview Financial Acquisition Trust, Series 2004-D, Class A FRN 0.822% 8/28/44	72,794	64,168
Bear Stearns Asset-Backed Securities Trust, Series 2005-AQ2, Class A3 STEP 0.595% 9/25/35	174,216	147,384
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE10, Class A3 STEP 0.614% 11/25/35	261,935	254,596
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE4, Class M1 FRN 0.664% 4/25/35	192,190	185,432
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE1, Class M1 FRN 0.764% 1/25/35	50,806	49,911
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE11, Class M1 FRN 0.824% 12/25/34	48,635	44,143
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A1 FRN 0.284% 1/25/37	60,632	59,481
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.334% 5/25/36	44,014	42,452
Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A2 FRN 0.344% 7/25/36	119,329	112,206
Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4, Class A FRN (a) 0.644% 12/25/33	113,049	103,254
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.464% 9/25/34	128,800	115,288
Countrywide Partnership Trust, Series 2004-EC1, Class M1 FRN 1.134% 2/25/35	118,672	110,031
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.474% 1/25/36	183,060	166,000
GSAMP Trust, Series 2005-WMC1, Class A4 FRN 0.614% 9/25/35	320,811	302,679
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.664% 4/25/35	184,734	153,459

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.404% 8/25/36	$170,927	$144,508
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2 STEP 0.514% 8/25/45	5,811	5,382
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class M1 FRN 0.704% 8/25/35	175,000	147,775
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.734% 2/25/35	214,568	207,100
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 (a) 0.972% 6/28/35	189,511	175,738
Morgan Stanley Capital Inc., Series 2006-HE5, Class A2B FRN 0.334% 8/25/36	33,150	33,007
New Century Home Equity Loan Trust, Series 2005-1, Class M1 FRN 0.684% 3/25/35	175,000	116,538
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	250	227
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 STEP 0.705% 5/25/35	284,285	269,651
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.614% 8/25/35	349,627	313,777
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.734% 3/25/35	250,000	216,765
RAAC Series, Series 2005-RP2, Class A FRN (a) 0.584% 6/25/35	191,685	182,813
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.424% 3/25/36	234,686	210,062
Soundview Home Equity Loan Trust, Series 2006-WF2, Class A2B FRN 0.334% 12/25/36	132,269	130,783
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C FRN 0.574% 3/25/36	216,483	189,153
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.594% 8/25/35	129,436	111,596
Truman Capital Mortgage Loan Trust, Series 2004-2, Class A2 STEP (a) 0.785% 12/25/32	35,006	32,540

	Principal Amount	Value
Wells Fargo Home Equity Trust, Series 2005-2, Class M1 FRN 0.634% 8/25/35	$200,000	$162,376

		5,479,094

Manufactured Housing ABS — 0.1%
Vanderbilt Mortgage Finance, Series 2000-B, Class IIA1 FRN 0.484% 7/07/30	186,345	165,646

Other ABS — 1.3%
Cajun Global LLC, Series 2011-1A, Class A2 (a) 5.955% 2/20/41	246,023	256,014
CLI Funding LLC, Series 2006-1A, Class A FRN (a) 0.409% 8/18/21	341,370	310,646
CNH Equipment Trust, Series 2010-C, Class A2 0.830% 4/15/13	190,101	190,141
CNH Wholesale Master Note Trust, Series 2011-1A, Class A FRN (a) 1.029% 12/15/15	350,000	352,092
GE Equipment Transportation LLC, Series 2011-1, Class A2 0.770% 10/21/13	225,000	224,908
Great America Leasing Receivables, Series 2011-1, Class A2 (a) 1.050% 3/15/13	225,000	225,103
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (a) 2.471% 6/02/17	250,000	242,850
Macquarie Equipment Funding Trust, Series 2011-A, Class A2 (a) 1.210% 9/20/13	400,000	400,036
Newport Waves CDO (Acquired 5/4/10, Cost $129,353), Series 2007-1A, Class A3LS FRN (a) (d) 0.951% 6/20/14	225,000	132,930
Tax Liens Securitization Trust, Series 2010-1A, Class 1A2 (a) 2.000% 4/15/18	92,592	92,518
Textainer Marine Containers Ltd., Series 2005-1A, Class A FRN (a) 0.480% 5/15/20	214,500	199,485
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B FRN (a) 2.729% 7/15/41	514,761	514,760

		3,141,483

Student Loans ABS — 4.0%
Access Group, Inc., Series 2005-1, Class A1 FRN 0.435% 6/22/18	352,942	352,427

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Access Group, Inc., Series 2007-A, Class A2 FRN 0.442% 8/25/26	$186,206	$175,414
Access Group, Inc., Series 2002-1, Class A2 FRN 0.538% 9/25/25	213,139	212,486
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.372% 3/28/17	184,889	183,885
College Loan Corp. Trust, Series 2007-2, Class A1 FRN 0.503% 1/25/24	550,000	536,566
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.726% 1/25/47	450,000	384,750
Education Funding Capital Trust, Series 2003-2, Class A3 FRN 0.647% 12/15/17	72,434	72,424
Education Funding Capital Trust, Series 2003-2, Class A4 FRN 1.731% 3/15/32	850,000	842,562
Education Funding Capital Trust I, Series 2003-3, Class A4 FRN 1.722% 12/15/32	550,000	544,500
Education Funding Capital Trust I, Series 2003-3, Class A5 FRN 1.731% 12/15/42	275,000	265,375
GCO Education Loan Funding Trust, Series 2006-1, Class A7L FRN 0.341% 5/25/22	108,337	106,145
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L FRN (a) 0.381% 5/25/23	312,428	300,490
National Collegiate Student Loan Trust, Series 2007-2, Class A1 FRN 0.274% 1/27/25	149,847	149,443
National Collegiate Student Loan Trust, Series 2006-3, Class A2 FRN 0.344% 3/25/26	291,986	287,661
National Collegiate Student Loan Trust, Series 2005-2, Class A2 FRN 0.384% 2/25/26	15,374	15,362
National Collegiate Student Loan Trust, Series 2005-3, Class A2 FRN 0.434% 9/25/25	393,654	391,597
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 1.034% 4/25/46	181,269	181,903
Northstar Education Finance, Inc., Series 2005-1, Class A1 FRN 0.352% 10/28/26	344,433	340,760
Northstar Education Finance, Inc., Series 2004-1, Class A3 FRN 0.422% 4/28/17	307,475	307,303

	Principal Amount	Value
Northstar Education Finance, Inc., Series 2006-A, Class A2 FRN 0.509% 11/28/23	$63,780	$63,357
SLC Student Loan Trust, Series 2006-A, Class A4 FRN 0.369% 1/15/19	286,126	283,100
SLM Student Loan Trust, Series 2006-C, Class A2 FRN 0.397% 9/15/20	71,823	71,205
SLM Student Loan Trust, Series 2003-12, Class B FRN 0.937% 3/15/38	161,929	135,930
SLM Student Loan Trust, Series 2003-4, Class B FRN 0.997% 6/15/38	212,103	178,517
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (a) 1.684% 12/15/16	450,000	449,859
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (a) 1.719% 12/15/16	145,000	144,955
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 1.725% 12/15/16	525,000	524,836
SLM Student Loan Trust, Series 2006-7, Class A6B FRN 1.726% 1/27/42	135,000	129,600
SLM Student Loan Trust, Series 2010-C, Class A1 FRN (a) 1.879% 12/15/17	229,945	230,882
SLM Student Loan Trust, Series 2003-10A, Class B FRN (a) 3.350% 12/17/46	150,000	120,000
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.442% 10/28/28	83,898	82,667
South Carolina Student Loan Corp., Series 2010-1, Class A1 FRN 0.703% 1/25/21	435,033	434,211
Wells Fargo Student Loan Trust, Series 2001-1, Class A2 FRN 0.492% 5/25/30	724,948	721,783

		9,221,955

WL Collateral CMO — 0.8%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 2.827% 8/25/34	39,404	33,049
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 2.774% 2/25/34	7,005	5,611
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 2.908% 9/25/33	3,885	2,751

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 2.667% 8/25/34	$7,551	$6,724
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.419% 1/19/38	150,773	93,392
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.344% 5/25/37	136,627	57,957
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 2.610% 8/25/34	20,539	13,482
Merrill Lynch Mortgage Investors Trust, Series 2005-AR1, Class A1A FRN 0.514% 6/25/36	158,174	150,684
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.484% 8/25/36	48,527	36,671
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 2.588% 7/25/33	1,376	1,164
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 3.307% 2/25/34	2,518	2,150
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.500% 2/25/34	177	147
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (a) 2.500% 3/23/51	511,126	509,848
Morgan Stanley Reremic Trust, Series 2009-IO, Class A1 (a) 3.000% 7/17/56	747,813	749,683
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.414% 6/25/46	284,799	100,056
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 2.581% 3/25/34	13,428	10,568
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.642% 4/25/44	36,501	26,295

		1,800,232

WL Collateral PAC — 0.2%
Structured Asset Securities Corp., Series 2006-BC4, Class A2 FRN 0.284% 12/25/36	85,540	85,132
Structured Asset Securities Corp., Series 2006-GEL4, Class A1 FRN (a) 0.354% 10/25/36	21,937	21,737
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.484% 11/25/37	287,541	258,731

	Principal Amount	Value
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.795% 6/25/32	$10,403	$7,528

		373,128

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $41,476,585)		41,358,689

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 16.0%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	40,183	46,179
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	34,830	40,025

		86,204

Pass-Through Securities — 16.0%
Federal Home Loan Mortgage Corp. Pool #J15781 4.000% 6/01/26	2,716,541	2,859,371
Pool #J16099 4.000% 7/01/26	3,580,986	3,769,267
Pool #G14225 4.000% 8/01/26	1,100,000	1,157,836
Pool #G14226 4.000% 8/01/26	3,000,000	3,157,734
Pool #G05849 4.500% 5/01/40	4,756,566	5,036,014
Pool #C01283 5.500% 11/01/31	45,882	49,948
Pool #E85389 6.000% 9/01/16	10,885	11,693
Pool #G11431 6.000% 2/01/18	7,444	7,998
Pool #E85301 6.500% 9/01/16	19,129	20,945
Pool #E85032 6.500% 9/01/16	3,605	3,914
Pool #E85409 6.500% 9/01/16	21,387	23,362
Pool #C01079 7.500% 10/01/30	1,365	1,573
Pool #C01135 7.500% 2/01/31	4,600	5,298
Pool #554904 9.000% 3/01/17	21	23
Federal Home Loan Mortgage Corp. TBA Pool #1513 4.000% 1/01/40 (e)	1,900,000	1,988,617

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal National Mortgage Association Pool #725692 2.307% 10/01/33	$99,310	$103,513
Pool #775539 2.360% 5/01/34	49,251	51,533
Pool #888586 2.428% 10/01/34	105,402	109,562
Pool #AI2468 4.500% 5/01/41	1,967,827	2,089,356
Pool #255148 5.500% 2/01/14	418	431
Pool #587994 6.000% 6/01/16	3,255	3,508
Pool #253880 6.500% 7/01/16	12,480	13,550
Pool #575667 7.000% 3/01/31	9,010	10,193
Pool #572577 7.000% 4/01/31	1,956	2,215
Pool #497120 7.500% 8/01/29	71	82
Pool #507053 7.500% 9/01/29	484	555
Pool #529453 7.500% 1/01/30	1,386	1,596
Pool #531196 7.500% 2/01/30	146	169
Pool #532418 7.500% 2/01/30	1,003	1,155
Pool #530299 7.500% 3/01/30	416	476
Pool #536386 7.500% 4/01/30	111	128
Pool #535996 7.500% 6/01/31	4,982	5,714
Pool #523499 8.000% 11/01/29	391	448
Pool #252926 8.000% 12/01/29	148	170
Pool #532819 8.000% 3/01/30	130	150
Pool #537033 8.000% 4/01/30	978	1,129
Pool #534703 8.000% 5/01/30	676	779
Pool #253437 8.000% 9/01/30	101	117
Pool #253481 8.000% 10/01/30	57	66
Pool #190317 8.000% 8/01/31	2,305	2,657
Pool #596656 8.000% 8/01/31	890	1,009

	Principal Amount	Value
Pool #599652 8.000% 8/01/31	$20,338	$23,503
Pool #602008 8.000% 8/01/31	2,889	3,333
Pool #597220 8.000% 9/01/31	1,557	1,798
Federal National Mortgage Association TBA Pool #3043 4.000% 12/01/39 (e)	4,084,000	4,280,543
Pool #10851 4.500% 3/01/21 (e)	9,136,000	9,726,985
Pool #25956 5.000% 9/01/36 (e)	2,305,000	2,479,316
Government National Mortgage Association Pool #008746 2.125% 11/20/25	2,262	2,320
Pool #080136 2.125% 11/20/27	403	415
Pool #371146 7.000% 9/15/23	812	922
Pool #352022 7.000% 11/15/23	5,074	5,753
Pool #491089 7.000% 12/15/28	7,522	8,633
Pool #483598 7.000% 1/15/29	2,526	2,889
Pool #500928 7.000% 5/15/29	2,409	2,744
Pool #478658 7.000% 5/15/29	1,672	1,924
Pool #509546 7.000% 6/15/29	3,187	3,638
Pool #498541 7.000% 6/15/29	1,338	1,414
Pool #499410 7.000% 7/15/29	602	687
Pool #510083 7.000% 7/15/29	1,087	1,239
Pool #507093 7.000% 8/15/29	1,042	1,189
Pool #493723 7.000% 8/15/29	2,762	3,154
Pool #581417 7.000% 7/15/32	7,937	9,083
Pool #591581 7.000% 8/15/32	3,226	3,694
Pool #210946 7.500% 3/15/17	1,373	1,514
Pool #203940 7.500% 4/15/17	2,495	2,719
Pool #181168 7.500% 5/15/17	1,272	1,404

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #193870 7.500% 5/15/17	$1,741	$1,912
Pool #226163 7.500% 7/15/17	2,591	2,864
New Valley Generation IV 4.687% 1/15/22	52,089	61,391

		37,130,834

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $36,925,193)		37,217,038

U.S. TREASURY OBLIGATIONS — 5.9%
U.S. Treasury Bonds & Notes — 5.9%
U.S. Treasury Note 0.500% 5/31/13	6,425,000	6,452,608
U.S. Treasury Note 0.625% 7/15/14	1,435,000	1,443,800
U.S. Treasury Note 1.875% 9/30/17	370,000	384,178
U.S. Treasury Note 2.625% 8/15/20	4,990,000	5,345,148
U.S. Treasury Note 3.000% 9/30/16	125,000	137,432

		13,763,166

TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,621,165)		13,763,166

TOTAL BONDS & NOTES (Cost $143,470,979)		144,384,443

TOTAL LONG-TERM INVESTMENTS (Cost $143,470,979)		144,384,443

SHORT-TERM INVESTMENTS — 44.1%
Commercial Paper — 44.0%
ABB Treasury Center USA, Inc. 0.466% 11/01/11	5,500,000	5,497,821
Bacardi Corp. 0.355% 10/20/11	4,875,000	4,874,099
BAT International Finance (a) 0.375% 10/04/11	5,750,000	5,749,823
BMW US Capital LLC (a) 0.314% 10/11/11	4,150,000	4,149,643
Carnival PLC (a) 0.385% 11/07/11	5,300,000	5,297,930
Comcast Corp. (a) 0.370% 10/13/11	5,500,000	5,499,322
Daimler Finance North America LLC (a) 0.370% 10/05/11	1,450,000	1,449,940

	Principal Amount	Value
DENTSPLY International, Inc. (a) 0.340% 10/06/11	$5,200,000	$5,199,754
Enbridge Energy Partners, LP (a) 0.354% 10/07/11	5,750,000	5,749,665
ERAC USA Finance Co. (a) 0.355% 10/12/11	5,000,000	4,999,465
Exelon Corp. (a) 0.450% 10/21/11	4,000,000	3,999,000
Glencore Funding LLC 0.456% 10/05/11	5,750,000	5,749,712
Harley-Davidson Funding Corp. (a) 0.320% 10/04/11	4,933,000	4,932,868
National Grid USA (a) 0.400% 10/03/11	3,150,000	3,149,930
NextEra Energy Capital Holdings, Inc. 0.365% 10/13/11	4,875,000	4,874,415
Pacific Gas & Electric Co. (a) 0.354% 10/18/11	5,750,000	5,749,050
Reed Elsevier, Inc. (a) 0.365% 10/05/11	5,750,000	5,749,770
Sempra Energy Global Enterprises (a) 0.365% 10/03/11	4,970,000	4,969,901
Thermo Fisher Scientific, Inc. (a) 0.350% 10/17/11	4,700,000	4,699,269
UnitedHealth Group Inc. (a) 0.385% 11/01/11	4,150,000	4,148,642
Viacom, Inc. (a) 0.365% 10/06/11	5,750,000	5,749,713

		102,239,732

Time Deposits — 0.1%
Euro Time Deposit 0.010% 10/03/11	233,497	233,497

TOTAL SHORT-TERM INVESTMENTS (Cost $102,473,229)		102,473,229

TOTAL INVESTMENTS — 106.2% (Cost $245,944,208) (f)		246,857,672

Other Assets/(Liabilities) — (6.2)%		(14,362,879)

NET ASSETS — 100.0%		$232,494,793

Notes to Portfolio of Investments

ABS	Asset-Backed Security
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (continued)

(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, these securities amounted to a value of $99,838,390 or 42.94% of net assets.
(b)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At September 30, 2011, these securities amounted to a value of $3,719 or 0.00% of net assets.
(c)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2011, these securities amounted to a value of $240,000 or 0.10% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At September 30, 2011, these securities amounted to a value of $132,930 or 0.06% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Equity Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.3%

COMMON STOCK — 98.3%
Advertising — 0.2%
Harte-Hanks, Inc.	460	$3,901
The Interpublic Group of Companies, Inc.	22,690	163,368

		167,269

Aerospace & Defense — 1.2%
AAR Corp.	80	1,334
BE Aerospace, Inc. (a)	23,408	775,039
Cubic Corp.	1,914	74,780
Curtiss-Wright Corp.	3,530	101,770
Embraer SA Sponsored ADR (Brazil)	3,180	80,676
LMI Aerospace, Inc. (a)	1,830	31,220
Moog, Inc. Class A (a)	910	29,684
Orbital Sciences Corp. (a)	5,900	75,520

		1,170,023

Agriculture — 0.0%
Universal Corp.	170	6,096

Airlines — 0.6%
Alaska Air Group, Inc. (a)	4,990	280,887
JetBlue Airways Corp. (a)	41,030	168,223
Spirit Airlines, Inc. (a)	240	3,000
US Airways Group, Inc. (a)	18,620	102,410

		554,520

Apparel — 0.3%
Ascena Retail Group, Inc. (a)	8,430	228,200
Iconix Brand Group, Inc. (a)	4,250	67,150
The Warnaco Group, Inc. (a)	400	18,436

		313,786

Auto Manufacturers — 0.1%
Navistar International Corp. (a)	2,260	72,591

Automotive & Parts — 1.0%
American Axle & Manufacturing Holdings, Inc. (a)	14,450	110,254
Dana Holding Corp. (a)	67,630	710,115
Douglas Dynamics, Inc.	5,840	74,635
Lear Corp.	70	3,003
Miller Industries, Inc.	160	2,776
Standard Motor Products, Inc.	2,860	37,094
Superior Industries International, Inc.	3,520	54,384

		992,261

Banks — 2.2%
BBVA Banco Frances SA Sponsored ADR (Argentina)	9,760	53,680
CapitalSource, Inc.	139,550	856,837
Cardinal Financial Corp.	200	1,724
Century Bancorp, Inc. Class A	1,378	31,997

	Number of Shares	Value
Enterprise Financial Services Corp.	1,170	$15,900
First Midwest Bancorp, Inc.	13,796	100,987
FirstMerit Corp.	42,343	481,016
Fulton Financial Corp.	11,420	87,363
Grupo Financiero Galicia SA ADR (Argentina)	13,160	108,965
IBERIABANK Corp.	5,761	271,113
International Bancshares Corp.	6	79
National Bankshares, Inc.	1,051	25,361
Northrim BanCorp, Inc.	1,016	19,660
Republic Bancorp, Inc. Class A	1,550	27,450
Walker & Dunlop, Inc. (a)	2,020	23,472
Washington Banking Co.	1,510	14,692

		2,120,296

Beverages — 0.0%
National Beverage Corp.	620	9,399

Biotechnology — 1.2%
Affymetrix, Inc. (a)	20,620	101,038
ARIAD Pharmaceuticals, Inc. (a)	14,590	128,246
Cambrex Corp. (a)	11,846	59,704
Halozyme Therapeutics, Inc. (a)	31,240	191,814
Harvard Bioscience, Inc. (a)	8,651	36,507
Momenta Pharmaceuticals, Inc. (a)	11,500	132,250
Myriad Genetics, Inc. (a)	11,100	208,014
PDL BioPharma, Inc.	49,636	275,480

		1,133,053

Building Materials — 0.1%
Drew Industries, Inc.	1,570	31,369
Interline Brands, Inc. (a)	3,620	46,589

		77,958

Chemicals — 1.9%
American Vanguard Corp.	280	3,125
Cabot Corp.	5,980	148,184
Cytec Industries, Inc.	17,049	599,102
Ferro Corp. (a)	30,720	188,928
Georgia Gulf Corp. (a)	4,710	65,139
H.B. Fuller Co.	1,410	25,690
Huntsman Corp.	5,270	50,961
Innospec, Inc. (a)	4,344	105,168
Kronos Worldwide, Inc.	70	1,126
Olin Corp.	6,310	113,643
PolyOne Corp.	9,870	105,708
TPC Group, Inc. (a)	3,740	75,099
Ultrapar Participacoes SA Sponsored ADR (Brazil)	9,640	152,601
Westlake Chemical Corp.	3,760	128,893

		1,763,367

Commercial Services — 9.1%
Aaron’s, Inc.	4,370	110,342

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Advance America Cash Advance Centers, Inc.	12,234	$90,042
AVEO Pharmaceuticals, Inc. (a)	8,890	136,817
Booz Allen Hamilton Holding Corp. (a)	1,690	25,130
Bridgepoint Education, Inc. (a)	7,940	138,474
Cardtronics, Inc. (a)	7,620	174,650
Career Education Corp. (a)	13,811	180,234
CBIZ, Inc. (a)	19,110	125,935
Chemed Corp.	160	8,794
Coinstar, Inc. (a)	4,000	160,000
Consolidated Graphics, Inc. (a)	3,460	126,394
Corrections Corporation of America (a)	6,130	139,090
Deluxe Corp.	12,023	223,628
DeVry, Inc.	1,980	73,181
Donnelley (R.R.) & Sons Co.	249	3,516
Education Management Corp. (a)	5,270	78,207
Euronet Worldwide, Inc. (a)	1,950	30,693
ExamWorks Group, Inc. (a)	1,740	17,713
FleetCor Technologies, Inc. (a)	740	19,432
Great Lakes Dredge & Dock Co.	19,630	79,894
Healthspring, Inc. (a)	43,082	1,570,770
HMS Holdings Corp. (a)	23,026	561,604
Huron Consulting Group, Inc. (a)	1,700	52,921
ICF International, Inc. (a)	2,970	55,866
Insperity, Inc.	230	5,118
Intersections, Inc.	2,460	31,611
KAR Auction Services, Inc. (a)	11,150	135,026
Kelly Services, Inc. Class A	1,080	12,312
Korn/Ferry International (a)	45,186	550,817
Lincoln Educational Services Corp.	9,520	77,017
Medifast, Inc. (a)	6,720	108,528
Monro Muffler Brake, Inc.	19,340	637,640
Moody’s Corp.	24,890	757,900
Multi-Color Corp.	1,030	23,268
On Assignment, Inc. (a)	1,370	9,686
Pharmaceutical Product Development, Inc.	10,190	261,475
Providence Service Corp. (a)	1,080	11,502
Quad/Graphics, Inc.	1,000	18,070
Robert Half International, Inc.	61,640	1,308,001
SAIC, Inc. (a)	15,930	188,133
Team Health Holdings, Inc. (a)	7,480	122,822
Team, Inc. (a)	340	7,133
Transcend Services, Inc. (a)	2,230	50,264
TrueBlue, Inc. (a)	430	4,872
Universal Technical Institute, Inc. (a)	1,450	19,705
Valassis Communications, Inc. (a)	1,900	35,606
Viad Corp.	1,390	23,602

		8,583,435

Computers — 2.4%
CACI International, Inc. Class A (a)	12,230	610,766

	Number of Shares	Value
Cadence Design Systems, Inc. (a)	21,760	$201,062
CGI Group, Inc. (a)	9,900	186,219
Cray, Inc. (a)	3,910	20,762
Electronics for Imaging, Inc. (a)	7,560	101,833
Manhattan Associates, Inc. (a)	765	25,306
Riverbed Technology, Inc. (a)	840	16,766
STEC, Inc. (a)	2,140	21,700
SYKES Enterprises, Inc. (a)	10,330	154,434
Synaptics, Inc. (a)	9,702	231,878
Synopsys, Inc. (a)	1,600	38,976
Western Digital Corp. (a)	26,600	684,152

		2,293,854

Cosmetics & Personal Care — 0.1%
Elizabeth Arden, Inc. (a)	770	21,899
Revlon, Inc. Class A (a)	2,550	31,416

		53,315

Distribution & Wholesale — 1.5%
Beacon Roofing Supply, Inc. (a)	920	14,711
Brightpoint, Inc. (a)	4,750	43,747
Fossil, Inc. (a)	7,872	638,104
Houston Wire & Cable Co.	2,100	24,129
Pool Corp.	24,876	651,254
United Stationers, Inc.	1,050	28,613

		1,400,558

Diversified Financial — 1.2%
Apollo Global Management LLC Class A	17,030	174,387
Artio Global Investors, Inc.	6,650	52,934
Cohen & Steers, Inc.	580	16,675
FXCM, Inc.	560	7,851
Janus Capital Group, Inc.	16,770	100,620
KBW, Inc.	25,140	346,681
LPL Investment Holdings, Inc. (a)	380	9,660
MF Global Holdings Ltd. (a)	52,900	218,477
World Acceptance Corp. (a)	4,037	225,870

		1,153,155

Electric — 3.4%
The AES Corp. (a)	119,690	1,168,174
Alliant Energy Corp.	4,470	172,900
Avista Corp.	5,790	138,091
Cia Energetica de Minas Gerais Sponsored ADR (Brazil)	12,470	185,055
Cia Paranaense de Energia Sponsored ADR (Brazil)	11,022	200,711
Cleco Corp.	260	8,876
CMS Energy Corp.	14,750	291,902
The Empire District Electric Co.	450	8,721
Empresa Distribuidora y Comercializadora Norte SA Sponsored ADR (Argentina) (a)	3,810	23,241
NorthWestern Corp.	4,340	138,620

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
NV Energy, Inc.	2,260	$33,245
Pampa Energia SA Sponsored ADR (Argentina)	4,230	48,856
PNM Resources, Inc.	660	10,844
Portland General Electric Co.	11,320	268,171
TECO Energy, Inc.	16,170	276,992
Unisource Energy Corp.	7,154	258,188

		3,232,587

Electrical Components & Equipment — 1.3%
Advanced Battery Technologies, Inc. (a)	45,920	46,379
Belden, Inc.	2,100	54,159
EnerSys (a)	920	18,418
Generac Holdings, Inc. (a)	20,479	385,210
Greatbatch, Inc. (a)	22,249	445,203
Littelfuse, Inc.	1,850	74,389
Molex, Inc.	8,600	175,182
Power-One, Inc. (a)	12,100	54,450

		1,253,390

Electronics — 2.3%
Avnet, Inc. (a)	760	19,821
AVX Corp.	13,647	161,990
Daktronics, Inc.	3,670	31,489
DDi Corp.	6,240	45,178
Electro Scientific Industries, Inc. (a)	2,610	31,033
Elster Group SE ADR (Germany) (a)	310	4,634
Flextronics International Ltd. (a)	3,060	17,228
Imax Corp. (a)	38,649	559,637
Ituran Location and Control Ltd.	2,638	30,733
Jabil Circuit, Inc.	8,990	159,932
Kemet Corp. (a)	11,320	80,938
Newport Corp. (a)	7,240	78,264
TTM Technologies, Inc. (a)	1,260	11,983
Vishay Intertechnology, Inc. (a)	17,758	148,457
Waters Corp. (a)	9,880	745,841
X-Rite, Inc. (a)	3,680	13,726
Zygo Corp. (a)	460	5,318

		2,146,202

Engineering & Construction — 1.9%
Aecom Technology Corp. (a)	25,786	455,639
Chicago Bridge & Iron Co. NV	5,950	170,348
KBR, Inc.	40,320	952,762
Sterling Construction Co., Inc. (a)	40	447
URS Corp. (a)	6,690	198,425

		1,777,621

Entertainment — 0.3%
Bally Technologies, Inc. (a)	7,700	207,746
Shuffle Master, Inc. (a)	13,060	109,835

		317,581

Environmental Controls — 0.7%
Darling International, Inc. (a)	11,810	148,688

	Number of Shares	Value
Duoyuan Global Water, Inc. ADR (British Virgin Islands) (a) (b)	2,710	$2,629
TETRA Technologies, Inc. (a)	9,300	174,281
Waste Connections, Inc.	10,568	357,410

		683,008

Foods — 1.4%
The Fresh Market, Inc. (a)	250	9,540
Hormel Foods Corp.	6,800	183,736
Overhill Farms, Inc. (a)	5,030	18,611
Ruddick Corp.	3,020	117,750
Seaboard Corp.	30	54,060
Smithfield Foods, Inc. (a)	400	7,800
Spartan Stores, Inc.	3,820	59,133
TreeHouse Foods, Inc. (a)	10,542	651,917
Tyson Foods, Inc. Class A	13,090	227,242
Weis Markets, Inc.	310	11,489

		1,341,278

Forest Products & Paper — 0.8%
Boise, Inc.	25,152	130,036
Buckeye Technologies, Inc.	11,926	287,536
MeadWestvaco Corp.	2,490	61,155
Mercer International, Inc. (a)	5,730	38,964
Neenah Paper, Inc.	650	9,217
P.H. Glatfelter Co.	14,759	194,966

		721,874

Gas — 0.8%
Atmos Energy Corp.	5,892	191,195
The Laclede Group, Inc.	350	13,563
PAA Natural Gas Storage LP	30,640	499,432
UGI Corp.	2,490	65,412
Vectren Corp.	970	26,268

		795,870

Hand & Machine Tools — 0.7%
Kennametal, Inc.	5,140	168,283
Lincoln Electric Holdings, Inc.	1,260	36,553
Regal-Beloit Corp.	9,486	430,475

		635,311

Health Care – Products — 1.6%
ArthroCare Corp. (a)	2,000	57,540
Atrion Corp.	311	64,498
Bruker Corp. (a)	10,289	139,210
Cantel Medical Corp.	760	16,051
CONMED Corp. (a)	510	11,735
Dexcom, Inc. (a)	31,320	375,840
Hill-Rom Holdings, Inc.	7,440	223,349
Invacare Corp.	2,640	60,826
Orthofix International NV (a)	6,552	226,110
PSS World Medical, Inc. (a)	8,750	172,287
Vascular Solutions, Inc. (a)	70	802
Wright Medical Group, Inc. (a)	6,310	112,823

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Young Innovations, Inc.	1,197	$34,114

		1,495,185

Health Care – Services — 1.8%
AMERIGROUP Corp. (a)	518	20,207
AmSurg Corp. (a)	6,014	135,315
Assisted Living Concepts, Inc.	540	6,842
Bio-Reference Laboratories, Inc. (a)	670	12,335
Brookdale Senior Living, Inc. (a)	1,380	17,305
Centene Corp. (a)	7,730	221,619
Coventry Health Care, Inc. (a)	4,280	123,307
The Ensign Group, Inc.	6,528	150,862
Health Management Associates, Inc. Class A (a)	48,503	335,641
LifePoint Hospitals, Inc. (a)	1,410	51,662
Lincare Holdings, Inc.	9,530	214,425
Metropolitan Health Networks, Inc. (a)	14,642	66,475
Molina Healthcare, Inc. (a)	1,530	23,623
National Healthcare Corp.	550	17,765
Select Medical Holdings Corp. (a)	9,280	61,898
Tenet Healthcare Corp. (a)	24,880	102,754
Triple-S Management Corp. Class B (a)	2,450	41,037
U.S. Physical Therapy, Inc.	4,355	80,655
Universal Health Services, Inc. Class B	830	28,220

		1,711,947

Holding Company – Diversified — 0.1%
Primoris Services Corp.	7,570	79,182

Home Builders — 0.9%
Thor Industries, Inc.	900	19,935
Toll Brothers, Inc. (a)	54,910	792,351

		812,286

Household Products — 1.2%
American Greetings Corp. Class A	8,302	153,587
Church & Dwight Co., Inc.	16,650	735,930
CSS Industries, Inc.	1,524	25,420
Ennis, Inc.	1,904	24,866
Helen of Troy Ltd. (a)	4,907	123,264
Jarden Corp.	700	19,782
Prestige Brands Holdings, Inc. (a)	5,141	46,526

		1,129,375

Insurance — 5.7%
Alterra Capital Holdings Ltd.	13,470	255,526
American Equity Investment Life Holding Co.	16,837	147,324
American Financial Group, Inc.	8,540	265,338
American Safety Insurance Holdings Ltd. (a)	2,242	41,253
AMERISAFE, Inc. (a)	2,248	41,386
AmTrust Financial Services, Inc.	10,634	236,713
Arch Capital Group Ltd. (a)	22,440	733,227

	Number of Shares	Value
Assured Guaranty Ltd.	7,050	$77,479
Brown & Brown, Inc.	33,140	589,892
CNO Financial Group, Inc. (a)	24,170	130,760
Crawford & Co. Class B	3,070	16,455
Delphi Financial Group, Inc. Class A	8,090	174,097
FBL Financial Group, Inc. Class A	4,433	118,006
Fidelity National Financial, Inc. Class A	19,530	296,465
Global Indemnity PLC (a)	340	5,807
The Hartford Financial Services Group, Inc.	210	3,389
HCC Insurance Holdings, Inc.	8,920	241,286
Horace Mann Educators Corp.	8,775	100,123
Life Partners Holdings, Inc.	6,618	40,039
Lincoln National Corp.	2,180	34,073
Maiden Holdings Ltd.	16,620	122,822
Meadowbrook Insurance Group, Inc.	16,172	144,093
National Interstate Corp.	1,406	30,904
National Western Life Insurance Co. Class A	339	45,935
OneBeacon Insurance Group Ltd. Class A	6,650	90,706
The Phoenix Companies, Inc. (a)	7,040	8,589
Primerica, Inc.	13,470	290,413
Principal Financial Group, Inc.	3,560	80,705
Protective Life Corp.	8,920	139,420
Reinsurance Group of America, Inc. Class A	4,690	215,505
StanCorp Financial Group, Inc.	462	12,737
Symetra Financial Corp.	16,920	137,898
Torchmark Corp.	4,190	146,063
Tower Group, Inc.	8,900	203,454
Universal Insurance Holdings, Inc.	2,710	10,434
Unum Group	6,780	142,109
W.R. Berkley Corp.	544	16,151

		5,386,576

Internet — 2.1%
AOL, Inc. (a)	1,440	17,280
Dice Holdings, Inc. (a)	2,160	16,891
Digital River, Inc. (a)	1,000	20,730
eResearch Technology, Inc. (a)	7,002	31,229
Expedia, Inc.	2,420	62,315
Global Sources Ltd. (a)	2,280	15,436
HealthStream, Inc. (a)	1,020	13,087
j2 Global Communications, Inc.	13,318	358,254
QuinStreet, Inc. (a)	800	8,280
TIBCO Software, Inc. (a)	42,162	944,007
United Online, Inc.	8,650	45,239
ValueClick, Inc. (a)	15,697	244,245
VASCO Data Security International, Inc. (a)	2,760	14,104
WebMD Health Corp. (a)	640	19,296
Websense, Inc. (a)	11,306	195,594

		2,005,987

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Investment Companies — 0.0%
Arlington Asset Investment Corp.	270	$6,494
Prospect Capital Corp.	2,400	20,184

		26,678

Lodging — 0.2%
Ameristar Casinos, Inc.	9,320	149,586
Wyndham Worldwide Corp.	1,390	39,629

		189,215

Machinery – Diversified — 1.4%
AGCO Corp. (a)	4,810	166,282
Alamo Group, Inc.	1,090	22,661
Albany International Corp. Class A	4,620	84,315
Applied Industrial Technologies, Inc.	8,828	239,769
Briggs & Stratton Corp.	13,140	177,521
DXP Enterprises, Inc. (a)	2,685	50,559
Flowserve Corp.	240	17,760
Kadant, Inc. (a)	3,970	70,507
NACCO Industries, Inc. Class A	380	24,092
Sauer-Danfoss, Inc. (a)	3,730	107,797
Wabtec Corp.	7,115	376,170

		1,337,433

Manufacturing — 0.9%
Actuant Corp. Class A	8,990	177,553
Blount International, Inc. (a)	8,040	107,414
The Brink’s Co.	820	19,114
Ceradyne, Inc. (a)	1,220	32,806
FreightCar America, Inc. (a)	11,353	163,597
GP Strategies Corp. (a)	4,157	41,528
Koppers Holdings, Inc.	1,650	42,257
LSB Industries, Inc. (a)	2,220	63,647
Myers Industries, Inc.	1,650	16,748
Park-Ohio Holdings Corp. (a)	860	10,329
Standex International Corp.	440	13,697
Tredegar Corp.	5,386	79,874
Trimas Corp. (a)	6,560	97,416

		865,980

Media — 0.9%
Belo Corp. Class A	13,260	64,841
CTC Media, Inc.	510	4,539
Demand Media, Inc. (a)	2,780	22,240
DISH Network Corp. Class A (a)	2,050	51,373
FactSet Research Systems, Inc.	5,949	529,283
Journal Communications, Inc. Class A (a)	6,929	20,579
Sinclair Broadcast Group, Inc. Class A	21,767	156,069

		848,924

Metal Fabricate & Hardware — 0.2%
Worthington Industries, Inc.	13,700	191,389

Mining — 1.0%
Century Aluminum Co. (a)	30,080	268,915

	Number of Shares	Value
Coeur d’Alene Mines Corp. (a)	6,280	$134,643
Compass Minerals International, Inc.	5,169	345,186
Horsehead Holding Corp. (a)	1,170	8,681
Noranda Aluminum Holding Corp. (a)	6,380	53,273
Silvercorp Metals, Inc.	560	4,430
Stillwater Mining Co. (a)	12,830	109,055

		924,183

Office Furnishings — 0.4%
Herman Miller, Inc.	4,990	89,121
Knoll, Inc.	14,610	200,157
Steelcase, Inc. Class A	14,490	91,432

		380,710

Oil & Gas — 2.8%
Alon USA Energy, Inc.	1,600	9,808
CVR Energy, Inc. (a)	12,533	264,948
Delek US Holdings, Inc.	3,430	38,656
Energy XXI (Bermuda) Ltd. (a)	14,760	316,602
Kosmos Energy Ltd. (a)	32,720	383,151
Nabors Industries Ltd. (a)	9,680	118,677
Parker Drilling Co. (a)	17,810	78,186
Patterson-UTI Energy, Inc.	8,610	149,297
Petrobras Argentina SA ADR (Argentina)	4,920	67,650
PetroQuest Energy, Inc. (a)	20,880	114,840
Pioneer Drilling Co. (a)	8,930	64,117
Precision Drilling Corp. (a)	18,060	149,717
PrimeEnergy Corp. (a)	160	3,126
Stone Energy Corp. (a)	9,447	153,136
Tesoro Corp. (a)	10,680	207,940
VAALCO Energy, Inc. (a)	27,460	133,456
W&T Offshore, Inc.	11,280	155,213
Warren Resources, Inc. (a)	14,560	34,944
Western Refining, Inc. (a)	19,180	238,983

		2,682,447

Oil & Gas Services — 2.0%
Basic Energy Services, Inc. (a)	510	7,222
Bolt Technology Corp. (a)	2,857	28,684
Complete Production Services, Inc. (a)	6,744	127,124
Helix Energy Solutions Group, Inc. (a)	10,300	134,930
HollyFrontier Corp.	35,404	928,293
ION Geophysical Corp. (a)	8,750	41,387
Matrix Service Co. (a)	3,870	32,934
Newpark Resources, Inc. (a)	35,240	214,612
RPC, Inc.	11,100	181,152
Superior Energy Services, Inc. (a)	6,130	160,851
Tesco Corp. (a)	5,360	62,176

		1,919,365

Packaging & Containers — 1.1%
Graphic Packaging Holding Co. (a)	24,550	84,698
Packaging Corporation of America	34,340	800,122
Sealed Air Corp.	8,960	149,632

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Silgan Holdings, Inc.	560	$20,574

		1,055,026

Pharmaceuticals — 3.6%
Align Technology, Inc. (a)	2,710	41,111
Hi-Tech Pharmacal Co., Inc. (a)	5,595	187,992
ISTA Pharmaceuticals, Inc. (a)	6,840	23,598
The Medicines Co. (a)	17,130	254,894
Obagi Medical Products, Inc. (a)	3,250	29,477
Omega Protein Corp. (a)	2,900	26,332
Patterson Cos., Inc.	3,640	104,213
Perrigo Co.	2,879	279,580
Pharmasset, Inc. (a)	3,400	280,058
Questcor Pharmaceuticals, Inc. (a)	38,084	1,038,170
Salix Pharmaceuticals Ltd. (a)	10,527	311,599
SciClone Pharmaceuticals, Inc. (a)	19,210	73,190
SXC Health Solutions Corp. (a)	4,670	260,119
USANA Health Sciences, Inc. (a)	3,940	108,350
ViroPharma, Inc. (a)	11,280	203,830
Warner Chilcott PLC Class A (a)	14,400	205,920

		3,428,433

Pipelines — 1.1%
Crosstex Energy, Inc.	760	10,245
MarkWest Energy Partners LP	22,289	1,024,179

		1,034,424

Real Estate Investment Trusts (REITS) — 9.3%
American Assets Trust, Inc.	540	9,693
American Campus Communities, Inc.	8,570	318,890
Apartment Investment & Management Co. Class A	6,070	134,268
Associated Estates Realty Corp.	11,291	174,559
BRE Properties, Inc.	6,180	261,661
Camden Property Trust	1,460	80,680
CBL & Associates Properties, Inc.	10,052	114,191
Chatham Lodging Trust	17,360	172,211
Colonial Properties Trust	7,880	143,101
CubeSmart	23,490	200,370
CYS Investments, Inc.	28,740	347,467
DDR Corp.	11,530	125,677
Digital Realty Trust, Inc.	16,620	916,759
Douglas Emmett, Inc.	2,080	35,568
Eastgroup Properties	3,860	147,220
Education Realty Trust, Inc.	3,580	30,752
Equity Lifestyle Properties, Inc.	4,130	258,951
Essex Property Trust, Inc.	2,210	265,288
Extra Space Storage, Inc.	13,936	259,628
Federal Realty Investment Trust	1,990	163,996
Glimcher Realty Trust	9,540	67,543
Hatteras Financial Corp.	22,385	563,207
Highwoods Properties, Inc.	3,440	97,214
Home Properties, Inc.	5,060	287,206
Hospitality Properties Trust	8,440	179,181
LaSalle Hotel Properties	37,975	729,120

	Number of Shares	Value
Lexington Realty Trust	3,970	$25,964
Liberty Property Trust	4,030	117,313
LTC Properties, Inc.	670	16,964
Mid-America Apartment Communities, Inc.	9,963	599,972
National Retail Properties, Inc.	7,090	190,508
Post Properties, Inc.	4,530	157,372
Realty Income Corp.	3,510	113,162
Sovran Self Storage, Inc.	1,460	54,268
Starwood Property Trust, Inc.	34,695	595,366
Sun Communities, Inc.	4,320	152,021
Tanger Factory Outlet Centers, Inc.	10,778	280,336
Taubman Centers, Inc.	4,557	229,263
UDR, Inc.	1,880	41,623
Weingarten Realty Investors	6,310	133,583

		8,792,116

Retail — 7.8%
Advance Auto Parts, Inc.	30	1,743
AFC Enterprises, Inc (a)	1,978	23,400
American Eagle Outfitters, Inc.	280	3,282
ANN, Inc. (a)	6,500	148,460
Big Lots, Inc. (a)	6,810	237,192
Brinker International, Inc.	10,582	221,375
Casey’s General Stores, Inc.	2,270	99,086
Casual Male Retail Group, Inc. (a)	1,470	5,527
The Cato Corp. Class A	10,102	227,901
The Cheesecake Factory, Inc. (a)	5,690	140,258
Chico’s FAS, Inc.	11,380	130,073
The Children’s Place Retail Store, Inc. (a)	18,040	839,401
Cost Plus, Inc. (a)	1,400	8,820
Cracker Barrel Old Country Store, Inc.	11,860	475,349
Dillard’s, Inc. Class A	6,530	283,924
DSW, Inc. Class A	440	20,319
Dunkin’ Brands Group, Inc. (a)	10,450	289,465
Express, Inc.	14,090	285,886
The Finish Line, Inc. Class A	12,845	256,772
Foot Locker, Inc.	13,690	275,032
Fred’s, Inc. Class A	2,680	28,569
GameStop Corp. Class A (a)	11,420	263,802
Insight Enterprises, Inc. (a)	1,045	15,821
The Men’s Wearhouse, Inc.	7,380	192,470
Nu Skin Enterprises, Inc. Class A	5,190	210,299
Papa John’s International, Inc. (a)	6,825	207,480
The Pep Boys-Manny, Moe & Jack	1,310	12,930
PetSmart, Inc.	310	13,222
Pier 1 Imports, Inc. (a)	13,850	135,453
PVH Corp.	15,341	893,460
Saks, Inc. (a)	8,690	76,038
Sally Beauty Holdings, Inc. (a)	10,260	170,316
Select Comfort Corp. (a)	10,190	142,354
Stage Stores, Inc.	7,840	108,741
Texas Roadhouse, Inc.	5,000	66,100

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Tractor Supply Co.	11,042	$690,677
Williams-Sonoma, Inc.	4,930	151,795

		7,352,792

Savings & Loans — 0.5%
BankUnited, Inc.	18,480	383,645
First Defiance Financial Corp. (a)	3,590	48,106
OceanFirst Financial Corp.	1,670	19,489

		451,240

Semiconductors — 6.1%
Amtech Systems, Inc. (a)	2,620	20,960
ASM International NV	2,460	60,836
Atmel Corp. (a)	21,120	170,438
ATMI, Inc. (a)	4,730	74,829
Brooks Automation, Inc.	21,300	173,595
Cirrus Logic, Inc. (a)	14,490	213,583
Cohu, Inc.	1,310	12,943
Cypress Semiconductor Corp. (a)	11,410	170,808
Entegris, Inc. (a)	18,480	117,902
Entropic Communications, Inc. (a)	18,030	74,464
Fairchild Semiconductor International, Inc. (a)	18,541	200,243
GSI Technology, Inc. (a)	8,950	44,034
GT Advanced Technologies, Inc. (a)	26,821	188,283
Himax Technologies, Inc. ADR (Cayman Islands)	18,729	20,789
Integrated Device Technology, Inc. (a)	21,730	111,909
Intersil Corp. Class A	850	8,746
IXYS Corp. (a)	4,150	45,152
KLA-Tencor Corp.	70	2,680
Kulicke & Soffa Industries, Inc. (a)	15,180	113,243
Lattice Semiconductor Corp. (a)	40,232	211,218
LSI Corp. (a)	23,180	120,072
Magnachip Semiconductor Corp. (a)	940	6,317
Maxim Integrated Products, Inc.	1,830	42,694
Micrel, Inc.	24,238	229,534
MKS Instruments, Inc.	10,500	227,955
Nanometrics, Inc. (a)	12,160	176,320
Netlogic Microsystems, Inc. (a)	5,286	254,309
Novellus Systems, Inc. (a)	8,470	230,892
OmniVision Technologies, Inc. (a)	7,980	112,039
ON Semiconductor Corp. (a)	24,870	178,318
Photronics, Inc. (a)	19,070	94,969
QLogic Corp. (a)	17,316	219,567
Rudolph Technologies, Inc. (a)	6,410	42,883
Semtech Corp. (a)	46,642	984,146
Skyworks Solutions, Inc. (a)	28,751	515,793
Standard Microsystems Corp. (a)	1,200	23,280
Teradyne, Inc. (a)	16,680	183,647
Veeco Instruments, Inc. (a)	5,500	134,200

		5,813,590

Software — 2.0%
Acxiom Corp. (a)	2,650	28,196

	Number of Shares	Value
CSG Systems International, Inc. (a)	7,970	$100,741
JDA Software Group, Inc. (a)	4,210	98,682
ManTech International Corp. Class A	2,080	65,270
MedQuist Holdings, Inc. (a)	10,570	79,909
Monotype Imaging Holdings, Inc. (a)	4,142	50,243
MSCI, Inc. Class A (a)	36,206	1,098,128
SolarWinds, Inc. (a)	18,680	411,334

		1,932,503

Telecommunications — 3.8%
Amdocs Ltd. (a)	1,530	41,494
Anaren, Inc. (a)	380	7,277
Aruba Networks, Inc. (a)	36,770	768,861
Brasil Telecom SA Sponsored ADR (Brazil)	4,470	78,046
Cellcom Israel Ltd.	10,010	209,109
Cincinnati Bell, Inc. (a)	41,001	126,693
Finisar Corp. (a)	36,620	642,315
General Communication, Inc. Class A (a)	2,910	23,862
Harris Corp.	520	17,768
Mastec, Inc. (a)	12,760	224,704
NeuStar, Inc. Class A (a)	7,552	189,857
Nortel Inversora SA Series B ADR (Argentina) (a)	2,087	48,210
Partner Communications Sponsored ADR (Israel)	4,260	40,257
Plantronics, Inc.	5,383	153,146
Polycom, Inc. (a)	23,350	428,939
Telecom Argentina SA Sponsored ADR (Argentina)	9,050	168,601
Telecom Corp. of New Zealand Ltd. Sponsored ADR (New Zealand)	11,610	114,707
USA Mobility, Inc.	11,809	155,879
Vonage Holdings Corp. (a)	64,410	167,466

		3,607,191

Toys, Games & Hobbies — 0.1%
JAKKS Pacific, Inc.	5,680	107,636

Transportation — 2.4%
Forward Air Corp.	190	4,836
Genesee & Wyoming, Inc. Class A (a)	8,440	392,629
Heartland Express, Inc.	1,500	20,340
Hub Group, Inc. Class A (a)	21,786	615,890
Knight Transportation, Inc.	11,110	147,874
Old Dominion Freight Line, Inc. (a)	35,951	1,041,500
RailAmerica, Inc. (a)	4,420	57,593
Saia, Inc. (a)	3,120	32,822

		2,313,484

Trucking & Leasing — 0.1%
AMERCO (a)	1,280	79,936

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Water — 0.5%
Aqua America, Inc.	22,247	$479,868

TOTAL COMMON STOCK (Cost $93,351,609)		93,204,759

TOTAL EQUITIES (Cost $93,351,609)		93,204,759

RIGHTS — 0.0%
Pharmaceuticals — 0.0%
Indevus Pharmaceuticals, Inc. (Escrow Shares) (a) (b)	400	4

TOTAL RIGHTS (Cost $0)		4

TOTAL LONG-TERM INVESTMENTS (Cost $93,351,609)		93,204,763

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.0%
Repurchase Agreement — 2.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/11, 0.010%, due 10/03/11 (c)	$1,856,458	1,856,458

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/03/11	693	693

TOTAL SHORT-TERM INVESTMENTS (Cost $1,857,151)		1,857,151

TOTAL INVESTMENTS — 100.3% (Cost $95,208,760) (d)		95,061,914

Other Assets/(Liabilities) — (0.3)%		(274,189)

NET ASSETS — 100.0%		$94,787,725

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $1,856,459. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/25/24, and an aggregate market value, including accrued interest, of $1,896,135.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Strategic Emerging Markets Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.8%

COMMON STOCK — 88.5%
Apparel — 0.0%
Far Eastern New Century Corp.	8,910	$9,076

Auto Manufacturers — 0.6%
Tata Motors Ltd.	41,855	129,534

Automotive & Parts — 4.1%
Hero Honda Motors Ltd.	6,748	266,657
Hyundai Mobis	2,105	597,826

		864,483

Banks — 20.1%
Bank Mandari Tbk PT	293,179	204,741
Bank Rakyat Indonesia	317,000	207,990
China Construction Bank Corp. Class H	1,175,130	701,209
CIMB Group Holdings Bhd	75,000	162,666
Credicorp Ltd.	4,700	433,340
HDFC Bank Ltd. ADR (India)	15,000	437,250
Industrial & Commercial Bank of China	1,260,175	609,133
KB Financial Group, Inc.	8,923	291,421
Powszechna Kasa Oszczednosci Bank Polski SA	25,611	250,919
Sberbank	240,817	520,766
Turkiye Garanti Bankasi AS	44,595	172,902
Turkiye Halk Bankasi AS	39,200	280,959

		4,273,296

Beverages — 1.7%
Companhia de Bebidas das Americas ADR (Brazil)	11,820	362,283

Chemicals — 3.3%
LG Chem Ltd.	1,253	331,957
Uralkali GDR (Russia) (a)	10,600	365,700

		697,657

Commercial Services — 1.6%
CCR SA	13,480	350,935

Computers — 3.9%
Lenovo Group Ltd.	740,000	494,794
Tata Consultancy Services Ltd.	15,957	329,307

		824,101

Diversified Financial — 1.7%
Grupo Financiero Banorte SAB de CV Class O	43,253	127,840
Mega Financial Holding Co. Ltd.	329,460	226,511

		354,351

Electrical Components & Equipment — 1.0%
Exide Industries Ltd.	82,302	214,087

	Number of Shares	Value
Electronics — 2.6%
Hon Hai Precision Industry Co. Ltd.	246,356	$549,947

Foods — 2.8%
BRF - Brasil Foods SA Sponsored ADR (Brazil)	18,400	322,552
X5 Retail Group NV GDR (Netherlands) (a) (b)	6,677	183,260
X5 Retail Group NV GDR (Netherlands) (a) (b)	2,889	80,026

		585,838

Health Care – Products — 2.3%
Hengan International Group Co. Ltd.	61,000	481,848

Health Care – Services — 1.0%
Diagnosticos da America SA	24,800	210,904

Insurance — 1.3%
Ping An Insurance Group Co. of China Ltd. Class H	49,000	272,648

Internet — 1.5%
Tencent Holdings Ltd.	16,000	327,401

Lodging — 1.4%
Genting Bhd	106,700	302,003

Media — 2.1%
Dish TV India Ltd. (b)	148,454	233,871
Naspers Ltd.	4,868	210,721

		444,592

Mining — 6.4%
Antofagasta PLC	15,589	221,340
Cia de Minas Buenaventura SA, Series B Sponsored ADR (Peru)	3,676	138,732
Kinross Gold Corp.	28,869	426,684
Randgold Resources Ltd. Sponsored ADR (Channel Islands)	6,000	580,320

		1,367,076

Oil & Gas — 10.1%
CNOOC Ltd.	435,000	696,720
NovaTek OAO GDR (Russia) (a)	3,400	395,080
Pacific Rubiales Energy Corp.	6,667	141,242
Petroleo Brasileiro SA Sponsored ADR (Brazil)	24,402	505,610
QGEP Participacoes SA	11,000	90,504
Sasol Ltd.	3,847	157,225
Tupras-Turkiye Petrol Rafinerileri AS	7,483	154,162

		2,140,543

Real Estate — 2.7%
China Overseas Land & Investment Ltd.	232,000	331,371
China Resources Land Ltd.	227,600	238,867

		570,238

The accompanying notes are an integral part of the financial statements.

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Retail — 5.3%
Astra International Tbk PT	30,500	$215,417
Belle International Holdings Ltd.	231,000	395,288
Lotte Shopping Co. Ltd.	900	300,898
President Chain Store Corp.	40,000	225,363

		1,136,966

Semiconductors — 5.7%
Samsung Electronics Co., Ltd.	954	668,290
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	47,761	545,908

		1,214,198

Shipbuilding — 1.0%
Hyundai Heavy Industries Co. Ltd.	953	220,906

Software — 1.2%
Infosys Ltd. Sponsored ADR (India)	5,010	255,861

Telecommunications — 3.1%
America Movil SAB de CV Sponsored ADR (Mexico)	20,369	449,747
MTN Group Ltd.	13,117	214,607

		664,354

TOTAL COMMON STOCK (Cost $21,360,664)		18,825,126

PREFERRED STOCK — 6.3%
Banks — 2.0%
Banco Bradesco SA 3.300%	28,792	424,319

Mining — 4.3%
Vale SA Sponsored ADR (Brazil) 8.180%	43,170	906,570

TOTAL PREFERRED STOCK (Cost $1,597,219)		1,330,889

TOTAL EQUITIES (Cost $22,957,883)		20,156,015

TOTAL LONG-TERM INVESTMENTS (Cost $22,957,883)		20,156,015

	Principal Amount
SHORT-TERM INVESTMENTS — 4.7%
Repurchase Agreement — 4.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/11, 0.010%, due 10/03/11 (c)	$1,002,881	1,002,881

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/03/11	370	370

Value

TOTAL SHORT-TERM INVESTMENTS (Cost $1,003,251)	$1,003,251

TOTAL INVESTMENTS — 99.5% (Cost $23,961,134) (d)	21,159,266

Other Assets/(Liabilities) — 0.5%	97,850

NET ASSETS — 100.0%	$21,257,116

Notes to Portfolio of Investments

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2011, these securities amounted to a value of $1,024,066 or 4.82% of net assets.
(b)	Non-income producing security.
(c)	Maturity value of $1,002,881. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/15/17, and an aggregate market value, including accrued interest, of $1,025,055.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

Notes to Portfolio of Investments (Unaudited)

1.	The Fund

MML Series Investment Fund II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 28, 2005, as amended. The following are eleven series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”): MML Blend Fund (“Blend Fund”), MML China Fund (“China Fund”), MML Enhanced Index Core Equity Fund (“Enhanced Index Core Equity Fund”), MML Equity Fund (“Equity Fund”), MML High Yield Fund (“High Yield Fund”), MML Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”), MML Managed Bond Fund (“Managed Bond Fund”), MML Money Market Fund (“Money Market Fund”), MML Short-Duration Bond Fund (“Short-Duration Bond Fund”), MML Small/Mid Cap Equity Fund (formerly MML Small Cap Equity Fund) (“Small/Mid Cap Equity Fund”), and MML Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”).

The High Yield Fund and Short-Duration Bond Fund commenced operations on May 3, 2010.

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, and C.M. Life Insurance Company are the record owners of all of the outstanding shares of the Funds.

Each Fund, other than the China Fund, High Yield Fund, Short-Duration Bond Fund, and Strategic Emerging Markets Fund offers the following two classes of shares: Initial Class and Service Class shares. Service Class shares of the Money Market Fund are not currently available. The China Fund, High Yield Fund, Short-Duration Bond Fund, and Strategic Emerging Markets Fund offer the following two classes of shares: Class II and Service Class I shares. Each share class represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment	Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange, on each day the New York Stock Exchange is open for trading. The New York Stock Exchange normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. For all Funds, excluding the Money Market Fund, short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. The Money Market Fund’s portfolio securities are valued at amortized cost in accordance with Rule 2a-7 under the 1940 Act pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a stable net asset value per share, although this cannot be assured. Shares of

Notes to Portfolio of Investments (Unaudited) (Continued)

other open-end mutual funds are valued at their closing net asset values as reported on each business day. Investments are marked to market daily based on values provided by third-party vendors or market makers to the extent available or based on model prices. Valuations provided by third-party vendors and representative bids provided by market makers may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined by the Funds’ Valuation Committee in accordance with procedures approved by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon such asset’s sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next day the New York Stock Exchange is open. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Funds’ Valuation Committee pursuant to procedures established by the Trustees, and under the general oversight of the Trustees.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices (unadjusted) in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Notes to Portfolio of Investments (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as depositary receipts, futures, exchange-traded funds (“ETFs”), and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset-backed securities and mortgage-backed securities. The fair value of asset-backed securities and mortgage-backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

U.S. Government and agency securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy.

Derivative contracts. Derivative contracts that are actively traded on an exchange are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the contract and the terms of the transaction, the fair value of the OTC derivative contracts can be modeled using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A majority of OTC derivative contracts valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.

Restricted securities. Restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3. Any illiquid Rule 144A securities or restricted securities held in

Notes to Portfolio of Investments (Unaudited) (Continued)

non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently and, therefore, the inputs are unobservable.

The Enhanced Index Core Equity Fund and Equity Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of September 30, 2011. The High Yield Fund, Inflation-Protected and Income Fund, and Money Market Fund characterized all investments at Level 2, as of September 30, 2011. For each Fund noted above, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of September 30, 2011, for the remaining Funds’ investments:

Asset Valuation Inputs

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Blend Fund
Equities
Common Stock
Basic Materials	$10,797,182	$-	$-	$10,797,182
Communications	35,019,454	-	-	35,019,454
Consumer, Cyclical	24,168,073	-	-	24,168,073
Consumer, Non-cyclical	75,533,520	-	-	75,533,520
Diversified	492,995	-	-	492,995
Energy	38,172,867	-	-	38,172,867
Financial	37,547,975	-	-	37,547,975
Industrial	31,578,377	-	-	31,578,377
Technology	50,322,503	-	-	50,322,503
Utilities	10,917,411	-	-	10,917,411

Total Common Stock	314,550,357	-	-	314,550,357

Total Equities	314,550,357	-	-	314,550,357

Bonds & Notes
Total Corporate Debt	-	76,066,162	-	76,066,162

Total Municipal Obligations	-	2,769,002	-	2,769,002

Non-U.S. Government Agency Obligations
Automobile ABS	-	1,905,362	-	1,905,362
Commercial MBS	-	13,848,539	-	13,848,539
Home Equity ABS	-	6,277,613	-	6,277,613
Other ABS	-	1,575,533	561,260	2,136,793
Student Loans ABS	-	4,503,295	-	4,503,295
WL Collateral CMO	-	2,787,642	-	2,787,642
WL Collateral PAC	-	297,835	-	297,835

Total Non-U.S. Government Agency Obligations	-	31,195,819	561,260	31,757,079

Total Sovereign Debt Obligations	-	1,242,805	-	1,242,805

U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	350,217	-	350,217
Pass-Through Securities	-	77,533,670	-	77,533,670

Total U.S. Government Agency Obligations and Instrumentalities	-	77,883,887	-	77,883,887

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Blend Fund (Continued)
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	$-	$35,360,602	$-	$35,360,602

Total U.S. Treasury Obligations	-	35,360,602	-	35,360,602

Total Bonds & Notes	-	224,518,277	561,260	225,079,537

Total Long-Term Investments	314,550,357	224,518,277	561,260	539,629,894

Total Short-Term Investments	-	53,460,133	-	53,460,133

Total Investments	$314,550,357	$277,978,410	$561,260	$593,090,027

China Fund
Equities
Common Stock
Basic Materials	$-	$209,009	$-	$209,009
Communications	544,476	2,733,703	-	3,278,179
Consumer, Cyclical	-	1,325,738	-	1,325,738
Consumer, Non-cyclical	145,500	862,051	-	1,007,551
Diversified	-	272,430	-	272,430
Energy	-	3,122,747	-	3,122,747
Financial	-	3,934,097	-	3,934,097
Industrial	-	1,676,375	-	1,676,375
Technology	-	490,882	-	490,882

Total Common Stock	689,976	14,627,032	-	15,317,008

Total Equities	689,976	14,627,032	-	15,317,008

Total Long-Term Investments	689,976	14,627,032	-	15,317,008

Total Short-Term Investments	-	789,472	-	789,472

Total Investments	$689,976	$15,416,504	$-	$16,106,480

Managed Bond Fund
Bonds & Notes
Total Corporate Debt	$-	$365,173,088	$-	$365,173,088

Total Municipal Obligations	-	9,836,198	-	9,836,198

Non-U.S. Government Agency Obligations
Automobile ABS	-	6,636,113	-	6,636,113
Commercial MBS	-	62,321,056	-	62,321,056
Home Equity ABS	-	25,382,436	-	25,382,436
Other ABS	-	6,391,961	694,190	7,086,151
Student Loans ABS	-	19,994,685	-	19,994,685
WL Collateral CMO	-	8,614,117	-	8,614,117
WL Collateral PAC	-	1,136,082	-	1,136,082

Total Non-U.S. Government Agency Obligations	-	130,476,450	694,190	131,170,640

Total Sovereign Debt Obligations	-	6,904,445	-	6,904,445

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Managed Bond Fund (Continued)
U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	$-	$455,608	$-	$455,608
Pass-Through Securities	-	320,053,895	-	320,053,895

Total U.S. Government Agency Obligations and Instrumentalities	-	320,509,503	-	320,509,503

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	78,254,543	-	78,254,543

Total U.S. Treasury Obligations	-	78,254,543	-	78,254,543

Total Bonds & Notes	-	911,154,227	694,190	911,848,417

Total Long-Term Investments	-	911,154,227	694,190	911,848,417

Total Short-Term Investments	-	36,314,392	-	36,314,392

Total Investments	$-	$947,468,619	$694,190	$948,162,809

Short-Duration Bond Fund
Bonds & Notes
Total Corporate Debt	$-	$50,691,702	$-	$50,691,702

Total Municipal Obligations	-	1,353,848	-	1,353,848

Non-U.S. Government Agency Obligations
Automobile ABS	-	7,269,321	-	7,269,321
Commercial MBS	-	13,907,830	-	13,907,830
Home Equity ABS	-	5,479,094	-	5,479,094
Manufactured Housing ABS	-	165,646	-	165,646
Other ABS	-	3,008,553	132,930	3,141,483
Student Loans ABS	-	9,221,955	-	9,221,955
WL Collateral CMO	-	1,800,232	-	1,800,232
WL Collateral PAC	-	373,128	-	373,128

Total Non-U.S. Government Agency Obligations	-	41,225,759	132,930	41,358,689

U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	86,204	-	86,204
Pass-Through Securities	-	37,130,834	-	37,130,834

Total U.S. Government Agency Obligations and Instrumentalities	-	37,217,038	-	37,217,038

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	13,763,166	-	13,763,166

Total U.S. Treasury Obligations	-	13,763,166	-	13,763,166

Total Bonds & Notes	-	144,251,513	132,930	144,384,443

Total Long-Term Investments	-	144,251,513	132,930	144,384,443

Total Short-Term Investments	-	102,473,229	-	102,473,229

Total Investments	$-	$246,724,742	$132,930	$246,857,672

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Small/Mid Cap Equity Fund
Equities
Common Stock
Basic Materials	$3,409,424	$-	$-	$3,409,424
Communications	6,629,371	-	-	6,629,371
Consumer, Cyclical	12,478,115	-	-	12,478,115
Consumer, Non-cyclical	18,703,384	-	-	18,703,384
Diversified	79,182	-	-	79,182
Energy	5,636,236	-	-	5,636,236
Financial	17,930,061	-	-	17,930,061
Industrial	13,553,398	2,629	-	13,556,027
Technology	10,274,634	-	-	10,274,634
Utilities	4,508,325	-	-	4,508,325

Total Common Stock	93,202,130	2,629	-	93,204,759

Total Equities	93,202,130	2,629	-	93,204,759

Rights
Consumer, Non-cyclical	-	-	4	4

Total Rights	-	-	4	4

Total Long-Term Investments	93,202,130	2,629	4	93,204,763

Total Short-Term Investments	-	1,857,151	-	1,857,151

Total Investments	$93,202,130	$1,859,780	$4	$95,061,914

Strategic Emerging Markets Fund
Equities
Common Stock
Basic Materials	$1,145,736	$918,997	$-	$2,064,733
Communications	449,747	986,600	-	1,436,347
Consumer, Cyclical	-	2,442,063	-	2,442,063
Consumer, Non-cyclical	764,861	1,226,947	-	1,991,808
Energy	1,041,931	1,098,611	-	2,140,542
Financial	998,430	4,472,103	-	5,470,533
Industrial	-	984,940	-	984,940
Technology	801,769	1,492,391	-	2,294,160

Total Common Stock	5,202,474	13,622,652	-	18,825,126

Preferred Stock
Basic Materials	906,570	-	-	906,570
Financial	-	424,319	-	424,319

Total Preferred Stock	906,570	424,319	-	1,330,889

Total Equities	6,109,044	14,046,971	-	20,156,015

Total Long-Term Investments	6,109,044	14,046,971	-	20,156,015

Total Short-Term Investments	-	1,003,251	-	1,003,251

Total Investments	$6,109,044	$15,050,222	$-	$21,159,266

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of September 30, 2011, for the Funds’ other financial instruments:

Asset Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Blend Fund
Swap Agreements
Credit Risk	$-	$1,194,164	$-	$1,194,164
Managed Bond Fund
Swap Agreements
Credit Risk	-	4,826,195	-	4,826,195
Short-Duration Bond Fund
Swap Agreements
Credit Risk	-	1,267,383	-	1,267,383

Liability Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Blend Fund
Futures Contracts
Interest Rate Risk	$(29,531)	$-	$-	$(29,531)
Swap Agreements
Credit Risk	-	(28,410)	-	(28,410)
Managed Bond Fund
Futures Contracts
Interest Rate Risk	(116,359)	-	-	(116,359)
Swap Agreements
Credit Risk	-	(108,904)	-	(108,904)

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In *		Transfers Out *
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs
Small/Mid Cap Equity Fund	$-	$41,886	$(41,886)	$-

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year. Transfers occurred between Level 1 and Level 2 as a result of the security being fair valued.

Notes to Portfolio of Investments (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/10	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*	Balance as of 9/30/11	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 9/30/11
Blend Fund
Long-Term Investments
Bonds & Notes
Non-U.S. Government Agency Obligation
Other ABS	$530,195	$-	$-	$31,065	$-	$-	$-	$-	$561,260	$31,065

Managed Bond Fund
Long-Term Investments
Bonds & Notes
Non-U.S. Government Agency Obligation
Other ABS	$655,767	$-	$-	$38,423	$-	$-	$-	$-	$694,190	$38,423

Short-Duration Bond Fund
Long-Term Investments
Bonds & Notes
Non-U.S. Government Agency Obligation
Other ABS	$125,572	$-	$-	$7,358	$-	$-	$-	$-	$132,930	$7,358

Small/Mid Cap Equity Fund
Long-Term Investments
Equities
Common Stock
Basic Materials	$343	$-	$(31,830)	$31,487	$-	$-	$-	$-	$-	$-
Rights
Consumer, Non-Cyclical	4	-	-	-	-	-	-	-	4	-

	$347	$-	$(31,830)	$31,487	$-	$-	$-	$-	$4	$-

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.

The Funds had no transfers in or out of Level 3 of the fair value hierarchy at September 30, 2011.

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at September 30, 2011, the following table shows how the Fund used these derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Blend Fund	Managed Bond Fund	Short- Duration Bond Fund	Small/Mid Cap Equity Fund
Futures Contracts*
Hedging/Risk Management	A	A
Duration/Credit Quality Management	A	A
Substitution for Direct Investment	A	A
Intention to Create Investment Leverage in Portfolio	M	M

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management	A	A	A
Duration/Credit Quality Management	A	A	A
Income	M	M	M
Substitution for Direct Investment	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M

Rights and Warrants
Result of a corporate action				A

*	Includes any options purchased or written on futures contracts, if applicable.

At September 30, 2011, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Blend Fund
Asset Derivatives
Swap Agreements	$1,194,164	$-	$-	$-	$1,194,164

Liability Derivatives
Futures Contracts	$-	$-	$-	$(29,531)	$(29,531)
Swap Agreements	(28,410)	-	-	-	(28,410)

Total Value	$(28,410)	$-	$-	$(29,531)	$(57,941)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	-	90	90
Swap Agreements	$22,333,894	$-	$-	$-	$22,333,894

Managed Bond Fund
Asset Derivatives
Swap Agreements	$4,826,195	$-	$-	$-	$4,826,195

Liability Derivatives
Futures Contracts	$-	$-	$-	$(116,359)	$(116,359)
Swap Agreements	(108,904)	-	-	-	(108,904)

Total Value	$(108,904)	$-	$-	$(116,359)	$(225,263)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Managed Bond Fund (Continued)
Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	-	455	455
Swap Agreements	$89,190,761	$-	$-	$-	$89,190,761

Short-Duration Bond Fund
Asset Derivatives
Swap Agreements	$1,267,383	$-	$-	$-	$1,267,383

Number of Contracts, Notional Amounts or Shares/Units†
Swap Agreements	$22,760,000	$-	$-	$-	$22,760,000

Small/Mid Cap Equity Fund
Asset Derivatives
Rights	$-	$4	$-	$-	$4

Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	400	-	-	400

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for swap agreements, or shares/units outstanding for rights at September 30, 2011.

Further details regarding the derivatives and other investments held by the Funds at September 30, 2011, are discussed below.

Futures Contracts

A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open futures contracts at September 30, 2011:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Blend Fund
BUYS
90	U.S. Treasury Note 2 Year	12/30/11	$19,818,281	$(29,531)

Managed Bond Fund
BUYS
331	U.S. Treasury Note 2 Year	12/30/11	$72,887,235	$(108,609)
124	U.S. Treasury Note 5 Year	12/30/11	15,188,062	(7,750)

				$(116,359)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

A Fund may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

During the period when a credit default swap is open, the transaction is marked to market in accordance with the terms of the agreement. Changes in the values of credit default swap agreements are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Notes to Portfolio of Investments (Unaudited) (Continued)

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

The Fund(s) listed in the following table had open swap agreements at September 30, 2011. A Fund’s current exposure to a counterparty is typically the fair value of the agreement.

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Blend Fund*
Credit Default Swaps
290,000	USD	9/20/16	Barclays Bank PLC	Buy	(0.250)%	Government of France	$3,116	$16,947	$20,063
750,000	USD	9/20/16	Barclays Bank PLC	Buy	(1.000)%	Kingdom of Belgium	18,921	31,605	50,526
525,000	USD	9/20/16	Barclays Bank PLC	Buy	(0.250)%	Kingdom of Sweden	(659)	8,542	7,883

							21,378	57,094	78,472

775,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580)%	Marriott International, Inc.	34,405	-	34,405
208,894	USD	7/25/45	Credit Suisse Securities LLC	Buy	(0.180)%	ABX.HE.AAA.06-1	(208)	(28,202)	(28,410)

							34,197	(28,202)	5,995

4,850,000	USD	6/20/16	Goldman Sachs & Co.	Buy	(1.000)%	CDX.NA.IG.16	30,910	40,104	71,014
275,000	USD	9/20/16	Goldman Sachs & Co.	Buy	(0.250)%	Kingdom of Sweden	(208)	4,337	4,129
175,000	USD	9/20/16	Goldman Sachs & Co.	Buy	(0.250)%	Kingdom of Sweden	78	2,549	2,627
520,000	USD	9/20/16	Goldman Sachs & Co.	Buy	(0.250)%	Kingdom of Sweden	(674)	8,482	7,808
925,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(27,935)	92,500	64,565
365,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	1,752	23,725	25,477
3,145,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(84,573)	304,094	219,521
950,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	8,914	57,396	66,310
850,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	16,828	42,502	59,330
2,300,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	34,034	126,506	160,540
300,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	5,189	15,751	20,940

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Blend Fund* (continued)
Credit Default Swaps (continued)
400,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	$8,920	$19,000	$27,920
3,100,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(8,379)	224,759	216,380
1,100,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	13,527	63,253	76,780

							(1,617)	1,024,958	1,023,341

530,000	USD	6/20/16	JP Morgan Chase Bank	Buy	(1.000)%	Kingdom of Spain	26,297	31,649	57,946

Managed Bond Fund**
Credit Default Swaps
1,235,000	USD	9/20/16	Barclays Bank PLC	Buy	(0.250)%	Government of France	$13,272	$72,170	$85,442
3,525,000	USD	9/20/16	Barclays Bank PLC	Buy	(1.000)%	Kingdom of Belgium	88,928	148,543	237,471
2,400,000	USD	9/20/16	Barclays Bank PLC	Buy	(0.250)%	Kingdom of Sweden	(3,015)	39,050	36,035

							99,185	259,763	358,948

1,125,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580)%	Marriott International, Inc	49,943	-	49,943
800,761	USD	7/25/45	Credit Suisse Securities LLC	Buy	(0.180)%	ABX.HE.AAA.06-1	(797)	(108,107)	(108,904)

							49,146	(108,107)	(58,961)

19,250,000	USD	6/20/16	Goldman Sachs & Co.	Buy	(1.000)%	CDX.NA.IG.16	122,683	159,177	281,860
2,100,000	USD	9/20/16	Goldman Sachs & Co.	Buy	(0.250)%	Kingdom of Sweden	(2,725)	34,256	31,531
400,000	USD	9/20/16	Goldman Sachs & Co.	Buy	(0.250)%	Kingdom of Sweden	179	5,827	6,006
1,100,000	USD	9/20/16	Goldman Sachs & Co.	Buy	(0.250)%	Kingdom of Sweden	(832)	17,348	16,516
13,300,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(35,947)	964,287	928,340
5,525,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	67,942	317,703	385,645
5,525,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	95,567	290,078	385,645
4,800,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	71,027	264,013	335,040
4,575,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	102,022	217,313	319,335
4,200,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	39,410	253,750	293,160
4,200,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	20,160	273,000	293,160
10,030,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(269,718)	969,812	700,094
2,950,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(89,090)	295,000	205,910

							120,678	4,061,564	4,182,242

2,150,000	USD	6/20/16	JP Morgan Chase Bank	Buy	(1.000)%	Kingdom of Spain	106,672	128,390	235,062

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Short-Duration Bond Fund***
Credit Default Swaps
5,000,000	USD	6/20/16	Barclays Bank PLC	Buy	(1.000)%	CDX.NA.IG.16	$38,715	$34,495	$73,210
400,000	USD	6/20/16	Barclays Bank PLC	Buy	(1.000)%	Kingdom of Spain	19,090	24,643	43,733
250,000	USD	9/20/16	Barclays Bank PLC	Buy	(0.250)%	Government of France	2,687	14,609	17,296
2,610,000	USD	9/20/16	Barclays Bank PLC	Buy	(1.000)%	Kingdom of Belgium	65,844	109,985	175,829
1,000,000	USD	9/20/16	Barclays Bank PLC	Buy	(0.250)%	Kingdom of Sweden	(1,256)	16,271	15,015
2,500,000	USD	10/12/52	Barclays Bank PLC	Buy	(0.100)%	CMBX.NA.AAA.1	(507)	175,007	174,500
6,000,000	USD	10/12/52	Barclays Bank PLC	Buy	(0.100)%	CMBX.NA.AAA.1	253,800	165,000	418,800
5,000,000	USD	10/12/52	Barclays Bank PLC	Buy	(0.100)%	CMBX.NA.AAA.1	61,486	287,514	349,000

							439,859	827,524	1,267,383

USD	U.S. Dollar
*	Collateral for swap agreements received from Goldman Sachs & Co. amounted to $1,160,000 in cash at September 30, 2011.
**	Collateral for swap agreements received from Barclays Bank PLC, Goldman Sachs & Co., and JP Morgan Chase Bank amounted to $410,000, $5,110,000, and $260,000 in cash, respectively, at September 30, 2011.
***	Collateral for swap agreements received from Barclays Bank PLC amounted to $1,550,000 in cash at September 30, 2011.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

Notes to Portfolio of Investments (Unaudited) (Continued)

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

A Fund may invest in rights and warrants to purchase securities. Rights or warrants generally give the holder the right to receive, upon exercise, a security at a stated price. Funds typically use rights and warrants in a manner similar to their use of options on securities, as described above. Risks associated with the use of rights or warrants are generally similar to risks associated with the use of options.

When-Issued, Delayed-Delivery, and Forward Commitment Transactions

A Fund may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not typically pay for the securities until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Notes to Portfolio of Investments (Unaudited) (Continued)

Prior to settlement of these transactions, the value of the subject securities will fluctuate. In addition, because the Fund is not required to make payment under these transactions until the delivery date, they may result in a form of leverage.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a when-issued, delayed-delivery, or forward commitment transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

A Fund that engages in a dollar roll forgoes principal and interest paid on the sold securities during the roll period, but is compensated by the difference between the current sales price and the lower forward price for the future purchase. In addition, a Fund may benefit by investing the transaction proceeds during the roll period. Dollar roll transactions may have the effect of creating leverage in a Fund’s portfolio. Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, the counterparty or its representative may ask for and receive an extension of time to decide whether to enforce the Fund’s repurchase obligation. A Fund’s use of the transaction proceeds may be restricted pending such decision. It is possible that the Fund will incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income.

The Blend Fund, Managed Bond Fund, and Short-Duration Bond Fund had dollar roll transactions at September 30, 2011, which were accounted for as purchase and sale transactions.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a

Notes to Portfolio of Investments (Unaudited) (Continued)

guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. Treasury inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation, and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities. A reverse repurchase agreement generally creates investment leverage. If the counterparty in a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to enforce the Fund’s obligation to repurchase the securities.

The Fund(s) listed in the following table had open reverse repurchase agreements at September 30, 2011:

Description	Value
Inflation-Protected and Income Fund
Agreement with Banque Paribas, dated 7/19/11, 0.140%, to be repurchased on demand until 10/19/11 at value plus accrued interest.	$79,692,000
Agreement with Barclays Bank PLC, dated 7/22/11, 0.140%, to be repurchased on demand until 10/18/11 at value plus accrued interest.	2,815,875
Agreement with Barclays Bank PLC, dated 8/17/11, 0.170%, to be repurchased on demand until 11/17/11 at value plus accrued interest.	16,533,538

Notes to Portfolio of Investments (Unaudited) (Continued)

Description	Value
Inflation-Protected and Income Fund (continued)
Agreement with Barclays Bank PLC, dated 9/12/11, 0.160%, to be repurchased on demand until 12/12/11 at value plus accrued interest.	$7,568,063
Agreement with Barclays Bank PLC, dated 9/13/11, 0.180%, to be repurchased on demand until 12/12/11 at value plus accrued interest.	9,977,500
Agreement with Daiwa Securities, dated 7/28/11, 0.190%, to be repurchased on demand until 10/27/11 at value plus accrued interest.	7,840,000
Agreement with Daiwa Securities, dated 9/15/11, 0.170%, to be repurchased on demand until 10/13/11 at value plus accrued interest.	2,550,000
Agreement with Deutsche Bank AG, dated 7/12/11, 0.130%, to be repurchased on demand until 10/13/11 at value plus accrued interest.	51,042,000
Agreement with Deutsche Bank AG, dated 8/18/11, 0.140%, to be repurchased on demand until 10/13/11 at value plus accrued interest.	1,441,000
Agreement with Deutsche Bank AG, dated 8/25/11, 0.150%, to be repurchased on demand until 11/29/11 at value plus accrued interest.	15,944,000
Agreement with Deutsche Bank AG, dated 9/08/11, 0.170%, to be repurchased on demand until 12/07/11 at value plus accrued interest.	23,227,000
Agreement with Goldman Sachs & Co., dated 8/15/11, 0.140%, to be repurchased on demand until 11/16/11 at value plus accrued interest.	2,676,000
Agreement with Goldman Sachs & Co., dated 9/07/11, 0.150%, to be repurchased on demand until 12/08/11 at value plus accrued interest.	10,678,000
Agreement with Goldman Sachs & Co., dated 9/16/11, 0.220%, to be repurchased on demand until 10/17/11 at value plus accrued interest.	15,396,000
Agreement with HSBC Finance Corp., dated 7/12/11, 0.120%, to be repurchased on demand until 10/12/11 at value plus accrued interest.	14,047,500
Agreement with HSBC Finance Corp., dated 8/01/11, 0.230%, to be repurchased on demand until 11/02/11 at value plus accrued interest.	15,334,800
Agreement with HSBC Finance Corp., dated 8/16/11, 0.130%, to be repurchased on demand until 11/17/11 at value plus accrued interest.	2,806,250
Agreement with HSBC Finance Corp., dated 9/08/11, 0.150%, to be repurchased on demand until 12/09/11 at value plus accrued interest.	61,198,000
Agreement with HSBC Finance Corp., dated 9/15/11, 0.150%, to be repurchased on demand until 12/15/11 at value plus accrued interest.	17,877,500
Agreement with Morgan Stanley & Co., dated 7/20/11, 0.150%, to be repurchased on demand until 10/20/11 at value plus accrued interest.	15,735,329

$374,380,355

Average balance outstanding	$323,175,828
Maximum balance outstanding	$409,191,229
Average interest rate	0.20%
Weighted average maturity	58 days

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for

Notes to Portfolio of Investments (Unaudited) (Continued)

amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

Foreign Securities

Each of the China Fund and Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Credit Risk

The Funds may invest a portion of their assets, directly or indirectly, in securities backed by mortgage loans, credit card receivables, and automotive loans. The values and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on such securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation and liquidity of such securities.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Notes to Portfolio of Investments (Unaudited) (Continued)

Dividends and Distributions to Shareholders

Dividends from net investment income are declared and paid quarterly for the Blend Fund, High Yield Fund, Inflation-Protected and Income Fund, Managed Bond Fund, and Short-Duration Bond Fund and annually for the China Fund, Enhanced Index Core Equity Fund, Equity Fund, Small/Mid Cap Equity Fund, and Strategic Emerging Markets Fund, and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Federal Income Tax Information

At September 30, 2011, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Blend Fund	$519,168,504	$85,708,503	$(11,786,980)	$73,921,523
China Fund	20,111,242	204,782	(4,209,544)	(4,004,762)
Enhanced Index Core Equity Fund	15,301,245	696,314	(1,313,935)	(617,621)
Equity Fund	800,329,271	47,019,383	(90,484,389)	(43,465,006)
High Yield Fund	71,790,208	367,143	(4,302,998)	(3,935,855)
Inflation-Protected and Income Fund	769,845,485	43,099,596	(932,083)	42,167,513
Managed Bond Fund	907,306,118	50,380,281	(9,523,590)	40,856,691
Short-Duration Bond Fund	245,944,208	2,598,931	(1,685,467)	913,464
Small/Mid Cap Equity Fund	95,208,760	12,351,247	(12,498,093)	(146,846)
Strategic Emerging Markets Fund	23,961,134	1,154,950	(3,956,818)	(2,801,868)

Note: The aggregate cost for investments for the Money Market Fund at September 30, 2011, is the same for financial reporting and federal income tax purposes.

4.	Legal Proceedings

On December 7, 2010, Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout transaction (“LBO”) by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amount sought to be recovered from the Blend Fund, Enhanced Index Core Equity Fund, and Small/Mid Cap Equity Fund, plus interest and the Official Committee’s court costs, are approximately $207,400, $17,000, and $93,500, respectively.

In addition, on June 2, 2011, the Blend Fund was named as a defendant in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor

Notes to Portfolio of Investments (Unaudited) (Continued)

indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could have a material adverse effect on the Funds’ net asset values.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MML Series Investment Fund II

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer

Date 11/18/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer

Date 11/18/11

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date 11/18/11